Portfolio of Investments
Nuveen Life Growth Equity Fund March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0 .2%
2,557 (a) Tesla, Inc $ 449,495
TOTAL AUTOMOBILES & COMPONENTS 449,495
CAPITAL GOODS - 2 .3%
15,176 (a) Boeing Co 2,928,816
5,155 Honeywell International, Inc 1,058,064
TOTAL CAPITAL GOODS 3,986,880
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
18,926 Experian Group Ltd 824,662
5,588 Verisk Analytics, Inc 1,317,259
5,435 Waste Connections, Inc 934,874
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,076,795
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13 .2%
117,169 (a) Amazon.com, Inc 21,134,944
16,766 TJX Cos, Inc 1,700,408
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 22,835,352
CONSUMER DURABLES & APPAREL - 1 .4%
1,539 Kering 609,572
9,931 Nike, Inc (Class B) 933,315
109,300 PRADA S.p.A 867,223
TOTAL CONSUMER DURABLES & APPAREL 2,410,110
CONSUMER SERVICES - 5 .5%
977 Booking Holdings, Inc 3,544,439
80,471 (a) Carnival Corp 1,314,896
6,310 (a) Flutter Entertainment plc 1,257,794
15,535 Las Vegas Sands Corp 803,159
4,355 Restaurant Brands International, Inc 346,005
24,958 Starbucks Corp 2,280,912
TOTAL CONSUMER SERVICES 9,547,205
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
4,329 Costco Wholesale Corp 3,171,555
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,171,555
ENERGY - 0 .8%
10,476 ConocoPhillips 1,333,385
TOTAL ENERGY 1,333,385
FINANCIAL SERVICES - 5 .6%
897 (a),(b) Adyen NV 1,515,155
4,702 American Express Co 1,070,599
4,460 London Stock Exchange Group plc 533,657
27,828 (a) PayPal Holdings, Inc 1,864,198
16,940 Visa, Inc (Class A) 4,727,615
TOTAL FINANCIAL SERVICES 9,711,224
FOOD, BEVERAGE & TOBACCO - 1 .5%
71,818 Davide Campari-Milano NV 721,768
33,064 (a) Monster Beverage Corp 1,960,034
TOTAL FOOD, BEVERAGE & TOBACCO 2,681,802
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
4,710 (a) Align Technology, Inc 1,544,503
8,973 (a) DexCom, Inc 1,244,555
5,742 (a) Intuitive Surgical, Inc 2,291,575
6,353 UnitedHealth Group, Inc 3,142,829
5,336 (a) Veeva Systems, Inc 1,236,298
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,459,760

Nuveen Life Growth Equity Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
9,676 Estee Lauder Cos (Class A) $ 1,491,556
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,491,556
INSURANCE - 0 .9%
7,395 Progressive Corp 1,529,434
TOTAL INSURANCE 1,529,434
MATERIALS - 0 .6%
2,194 Linde plc 1,018,718
TOTAL MATERIALS 1,018,718
MEDIA & ENTERTAINMENT - 11 .6%
57,501 (a) Alphabet, Inc 8,755,103
32,886 (a) Match Group, Inc 1,193,104
21,007 Meta Platforms, Inc 10,200,579
TOTAL MEDIA & ENTERTAINMENT 20,148,786
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .7%
5,441 Amgen, Inc 1,546,985
6,334 (a) Illumina, Inc 869,785
28,275 Novo Nordisk A.S. 3,626,929
368 (a) Regeneron Pharmaceuticals, Inc 354,197
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,397,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14 .6%
16,812 Applied Materials, Inc 3,467,139
4,513 Broadcom, Inc 5,981,575
34,789 Intel Corp 1,536,630
14,942 Nvidia Corp 13,500,994
5,729 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 779,430
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,265,768
SOFTWARE & SERVICES - 20 .9%
7,263 (a) Atlassian Corp Ltd 1,417,084
4,048 Intuit, Inc 2,631,200
46,551 Microsoft Corp 19,584,937
4,622 (a) Palo Alto Networks, Inc 1,313,249
2,930 Roper Industries, Inc 1,643,261
16,601 Salesforce, Inc 4,999,889
2,324 (a) ServiceNow, Inc 1,771,818
6,608 (a) Snowflake, Inc 1,067,853
6,519 (a) Workday, Inc 1,778,057
TOTAL SOFTWARE & SERVICES 36,207,348
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .5%
45,634 Apple, Inc 7,825,318
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,825,318
TRANSPORTATION - 2 .4%
77,546 (a) Grab Holdings Ltd 243,494
50,714 (a) Uber Technologies, Inc 3,904,471
TOTAL TRANSPORTATION 4,147,965
TOTAL COMMON STOCKS 172,696,352
(Cost $84,623,024)
TOTAL LONG-TERM INVESTMENTS 172,696,352
(Cost $84,623,024)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .8%
$ 1,420,000 (c) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 $ 1,420,000
TOTAL REPURCHASE AGREEMENT 1,420,000
TOTAL SHORT-TERM INVESTMENTS 1,420,000
(Cost $1,420,000)
TOTAL INVESTMENTS - 100.4% 174,116,352
(Cost $86,043,024)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (648,204)
NET ASSETS - 100.0% $ 173,468,148
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $1,420,839 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $1,448,410.

Nuveen Life Core Equity Fund March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .2%
70,593 BorgWarner, Inc $ 2,452,401
TOTAL AUTOMOBILES & COMPONENTS 2,452,401
BANKS - 3 .1%
35,270 Citigroup, Inc 2,230,475
70,016 Wells Fargo & Co 4,058,127
TOTAL BANKS 6,288,602
CAPITAL GOODS - 7 .8%
8,121 (a) Builders FirstSource, Inc 1,693,635
15,617 Dover Corp 2,767,176
11,621 Honeywell International, Inc 2,385,210
7,109 Hubbell, Inc 2,950,590
4,796 United Rentals, Inc 3,458,444
19,448 Westinghouse Air Brake Technologies Corp 2,833,185
TOTAL CAPITAL GOODS 16,088,240
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .5%
49,739 (a) Amazon.com, Inc 8,971,921
11,286 Home Depot, Inc 4,329,309
16,456 Lowe's Cos, Inc 4,191,837
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 17,493,067
CONSUMER DURABLES & APPAREL - 1 .7%
11,222 DR Horton, Inc 1,846,580
14,530 Pulte Homes, Inc 1,752,609
TOTAL CONSUMER DURABLES & APPAREL 3,599,189
CONSUMER SERVICES - 0 .9%
13,100 (a) Royal Caribbean Cruises Ltd 1,821,031
TOTAL CONSUMER SERVICES 1,821,031
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
1,555 Costco Wholesale Corp 1,139,240
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,139,240
ENERGY - 5 .4%
20,413 Chevron Corp 3,219,947
14,568 EOG Resources, Inc 1,862,373
33,847 Exxon Mobil Corp 3,934,375
12,388 Valero Energy Corp 2,114,508
TOTAL ENERGY 11,131,203
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .3%
29,657 Simon Property Group, Inc 4,641,024
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,641,024
FINANCIAL SERVICES - 10 .0%
11,561 American Express Co 2,632,324
11,792 Ameriprise Financial, Inc 5,170,084
12,759 Ares Management Corp 1,696,692
70,313 Bank of New York Mellon Corp 4,051,435
6,960 Mastercard, Inc (Class A) 3,351,727
13,369 Visa, Inc (Class A) 3,731,021
TOTAL FINANCIAL SERVICES 20,633,283
HEALTH CARE EQUIPMENT & SERVICES - 9 .9%
25,419 Abbott Laboratories 2,889,123
29,608 (a) Boston Scientific Corp 2,027,852
36,110 Cardinal Health, Inc 4,040,709
11,919 Cigna Group 4,328,862
14,078 Laboratory Corp of America Holdings 3,075,480

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,966 UnitedHealth Group, Inc $ 3,940,780
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,302,806
INSURANCE - 5 .1%
61,138 American International Group, Inc 4,779,157
21,276 (a) Arch Capital Group Ltd 1,966,753
14,843 Chubb Ltd 3,846,267
TOTAL INSURANCE 10,592,177
MATERIALS - 2 .4%
32,595 Corteva, Inc 1,879,754
6,525 Linde plc 3,029,688
TOTAL MATERIALS 4,909,442
MEDIA & ENTERTAINMENT - 7 .4%
23,984 (a) Alphabet, Inc 3,651,804
27,032 (a) Alphabet, Inc (Class A) 4,079,940
15,421 Meta Platforms, Inc 7,488,129
TOTAL MEDIA & ENTERTAINMENT 15,219,873
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .4%
52,724 Bristol-Myers Squibb Co 2,859,222
46,244 Merck & Co, Inc 6,101,896
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,961,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11 .3%
11,284 Applied Materials, Inc 2,327,099
1,757 Broadcom, Inc 2,328,746
2,905 Lam Research Corp 2,822,411
13,323 Nvidia Corp 12,038,130
21,791 QUALCOMM, Inc 3,689,216
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,205,602
SOFTWARE & SERVICES - 9 .7%
37,949 Microsoft Corp 15,965,903
18,172 Oracle Corp 2,282,585
5,674 (a) Palo Alto Networks, Inc 1,612,154
TOTAL SOFTWARE & SERVICES 19,860,642
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .7%
46,252 Apple, Inc 7,931,293
5,771 (a) Arista Networks, Inc 1,673,474
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,604,767
UTILITIES - 3 .1%
36,319 Alliant Energy Corp 1,830,478
24,253 American Electric Power Co, Inc 2,088,183
36,941 NextEra Energy, Inc 2,360,899
TOTAL UTILITIES 6,279,560
TOTAL COMMON STOCKS 204,223,267
(Cost $124,137,341)
TOTAL LONG-TERM INVESTMENTS 204,223,267
(Cost $124,137,341)

Nuveen Life Core Equity Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1 .0%
$ 2,130,000 (b) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 $ 2,130,000
TOTAL REPURCHASE AGREEMENT 2,130,000
TOTAL SHORT-TERM INVESTMENTS 2,130,000
(Cost $2,130,000)
TOTAL INVESTMENTS - 100.4% 206,353,267
(Cost $126,267,341)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (802,952)
NET ASSETS - 100.0% $ 205,550,315
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $2,131,259 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $2,172,616.

Portfolio of Investments
Nuveen Life Large Cap Value Fund March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
BANKS - 9 .9%
48,997 Bank of America Corp $ 1,857,966
8,773 Fifth Third Bancorp 326,443
17,203 JPMorgan Chase & Co 3,445,761
5,361 PNC Financial Services Group, Inc 866,338
32,923 Wells Fargo & Co 1,908,217
TOTAL BANKS 8,404,725
CAPITAL GOODS - 11 .3%
2,922 Allegion plc 393,623
5,317 (a) Boeing Co 1,026,128
977 Deere & Co 401,293
5,579 Dover Corp 988,543
4,635 Eaton Corp plc 1,449,272
6,294 Honeywell International, Inc 1,291,843
7,480 Masco Corp 590,022
2,515 Parker-Hannifin Corp 1,397,812
15,126 RTX Corp 1,475,239
2,041 Trane Technologies plc 612,708
TOTAL CAPITAL GOODS 9,626,483
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,054 Veralto Corp 93,448
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 93,448
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
1,382 Home Depot, Inc 530,135
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 530,135
CONSUMER DURABLES & APPAREL - 1 .4%
145 (a) NVR, Inc 1,174,494
TOTAL CONSUMER DURABLES & APPAREL 1,174,494
CONSUMER SERVICES - 2 .8%
154 Booking Holdings, Inc 558,694
4,623 Hilton Worldwide Holdings, Inc 986,132
2,981 McDonald's Corp 840,493
TOTAL CONSUMER SERVICES 2,385,319
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
25,002 Walmart, Inc 1,504,370
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,504,370
ENERGY - 8 .1%
6,749 Chevron Corp 1,064,587
12,024 ConocoPhillips 1,530,415
7,692 EOG Resources, Inc 983,345
19,280 Exxon Mobil Corp 2,241,107
6,470 Valero Energy Corp 1,104,365
TOTAL ENERGY 6,923,819
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
9,556 Prologis, Inc 1,244,382
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,244,382
FINANCIAL SERVICES - 10 .5%
5,284 American Express Co 1,203,114
5,198 (a) Berkshire Hathaway, Inc 2,185,863
1,118 BlackRock, Inc 932,077
14,672 Charles Schwab Corp 1,061,372
6,925 (a) Fiserv, Inc 1,106,753
3,477 Goldman Sachs Group, Inc 1,452,308

Nuveen Life Large Cap Value Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
7,699 Intercontinental Exchange, Inc $ 1,058,074
TOTAL FINANCIAL SERVICES 8,999,561
FOOD, BEVERAGE & TOBACCO - 2 .0%
9,870 Mondelez International, Inc 690,900
10,652 Philip Morris International, Inc 975,936
TOTAL FOOD, BEVERAGE & TOBACCO 1,666,836
HEALTH CARE EQUIPMENT & SERVICES - 7 .8%
10,835 Abbott Laboratories 1,231,506
2,770 Cigna Group 1,006,036
2,312 Elevance Health, Inc 1,198,865
3,523 HCA, Inc 1,175,026
524 Humana, Inc 181,681
10,013 Medtronic plc 872,633
1,983 UnitedHealth Group, Inc 980,990
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,646,737
HOUSEHOLD & PERSONAL PRODUCTS - 2 .1%
27,893 Kenvue, Inc 598,584
7,553 Procter & Gamble Co 1,225,474
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,824,058
INSURANCE - 5 .4%
18,492 American International Group, Inc 1,445,520
5,224 Chubb Ltd 1,353,695
4,628 Marsh & McLennan Cos, Inc 953,275
11,039 Metlife, Inc 818,100
TOTAL INSURANCE 4,570,590
MATERIALS - 4 .9%
3,241 Celanese Corp (Series A) 556,998
7,969 Crown Holdings, Inc 631,623
12,658 DuPont de Nemours, Inc 970,489
3,549 Linde plc 1,647,872
1,135 Reliance Steel & Aluminum Co 379,294
TOTAL MATERIALS 4,186,276
MEDIA & ENTERTAINMENT - 3 .5%
4,147 (a) Alphabet, Inc 631,422
27,940 Comcast Corp (Class A) 1,211,199
9,666 Walt Disney Co 1,182,732
TOTAL MEDIA & ENTERTAINMENT 3,025,353
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .5%
3,682 AbbVie, Inc 670,492
3,637 Danaher Corp 908,232
9,946 Gilead Sciences, Inc 728,544
13,103 Johnson & Johnson 2,072,764
11,184 Merck & Co, Inc 1,475,729
11,230 Sanofi (ADR) 545,778
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,401,539
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .4%
3,840 Analog Devices, Inc 759,514
5,041 Applied Materials, Inc 1,039,605
445 Broadcom, Inc 589,808
12,257 Intel Corp 541,392
634 Lam Research Corp 615,975
8,783 Micron Technology, Inc 1,035,428
3,472 NXP Semiconductors NV 860,257
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,441,979
SOFTWARE & SERVICES - 3 .3%
1,985 Accenture plc 688,021
1,937 Microsoft Corp 814,935

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
10,551 Oracle Corp $ 1,325,311
TOTAL SOFTWARE & SERVICES 2,828,267
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .2%
18,030 Cisco Systems, Inc 899,878
6,980 TE Connectivity Ltd 1,013,775
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,913,653
TELECOMMUNICATION SERVICES - 1 .2%
6,348 T-Mobile US, Inc 1,036,121
TOTAL TELECOMMUNICATION SERVICES 1,036,121
TRANSPORTATION - 2 .7%
15,994 (a),(b),(c) AMR Corporation 160
18,063 CSX Corp 669,595
4,741 Union Pacific Corp 1,165,954
3,287 United Parcel Service, Inc (Class B) 488,547
TOTAL TRANSPORTATION 2,324,256
UTILITIES - 2 .9%
8,117 Ameren Corp 600,333
7,625 American Electric Power Co, Inc 656,513
12,670 Dominion Energy, Inc 623,237
9,462 NextEra Energy, Inc 604,717
TOTAL UTILITIES 2,484,800
TOTAL COMMON STOCKS 85,237,201
(Cost $50,770,519)
TOTAL LONG-TERM INVESTMENTS 85,237,201
(Cost $50,770,519)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .4%
$ 300,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 300,000
TOTAL REPURCHASE AGREEMENT 300,000
TOTAL SHORT-TERM INVESTMENTS 300,000
(Cost $300,000)
TOTAL INVESTMENTS - 100.3% 85,537,201
(Cost $51,070,519)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (251,763)
NET ASSETS - 100.0% $ 85,285,438
ADR American Depositary Receipt
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $300,177 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $306,091.

Nuveen Life Real Estate Securities Select Fund March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
DATA CENTER REITS - 10 .9%
20,500 Digital Realty Trust, Inc $ 2,952,820
5,050 Equinix, Inc 4,167,917
TOTAL DATA CENTER REITS 7,120,737
HEALTH CARE REITS - 7 .1%
29,000 Healthpeak Properties, Inc 543,750
26,700 Ventas, Inc 1,162,518
31,600 Welltower, Inc 2,952,704
TOTAL HEALTH CARE REITS 4,658,972
HOTEL & RESORT REITS - 3 .0%
57,400 Host Hotels & Resorts Inc 1,187,032
6,700 Ryman Hospitality Properties, Inc 774,587
TOTAL HOTEL & RESORT REITS 1,961,619
INDUSTRIAL REITS - 19 .8%
4,500 EastGroup Properties, Inc 808,965
64,500 Prologis, Inc 8,399,190
42,200 Rexford Industrial Realty, Inc 2,122,660
24,500 Terreno Realty Corp 1,626,800
TOTAL INDUSTRIAL REITS 12,957,615
MULTI-FAMILY RESIDENTIAL REITS - 7 .9%
10,100 AvalonBay Communities, Inc 1,874,156
5,600 Camden Property Trust 551,040
17,700 Equity Residential 1,117,047
2,300 Essex Property Trust, Inc 563,063
8,300 Mid-America Apartment Communities, Inc 1,092,114
TOTAL MULTI-FAMILY RESIDENTIAL REITS 5,197,420
OFFICE REITS - 2 .6%
5,000 Alexandria Real Estate Equities, Inc 644,550
8,400 Boston Properties, Inc 548,604
3,500 SL Green Realty Corp 192,955
12,100 Vornado Realty Trust 348,117
TOTAL OFFICE REITS 1,734,226
OTHER SPECIALIZED REITS - 6 .7%
22,100 Gaming and Leisure Properties, Inc 1,018,147
11,100 Iron Mountain, Inc 890,331
83,300 VICI Properties, Inc 2,481,507
TOTAL OTHER SPECIALIZED REITS 4,389,985
RETAIL REITS - 17 .4%
4,500 Agree Realty Corp 257,040
46,900 Brixmor Property Group, Inc 1,099,805
75,700 Kimco Realty Corp 1,484,477
44,400 Kite Realty Group Trust 962,592
8,100 Macerich Co 139,563
31,600 Realty Income Corp 1,709,560
25,600 Regency Centers Corp 1,550,336
26,700 Simon Property Group, Inc 4,178,283
TOTAL RETAIL REITS 11,381,656
SELF STORAGE REITS - 4 .6%
7,200 Extra Space Storage, Inc 1,058,400

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SELF STORAGE REITS—continued
6,700 Public Storage, Inc $ 1,943,402
TOTAL SELF STORAGE REITS 3,001,802
SINGLE-FAMILY RESIDENTIAL REITS - 8 .0%
44,400 American Homes 4 Rent 1,633,032
24,400 Equity Lifestyle Properties, Inc 1,571,360
9,700 Invitation Homes, Inc 345,417
12,900 Sun Communities, Inc 1,658,682
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 5,208,491
TELECOM TOWER REITS - 9 .4%
21,600 American Tower Corp 4,267,944
13,300 Crown Castle, Inc 1,407,539
2,300 SBA Communications Corp 498,410
TOTAL TELECOM TOWER REITS 6,173,893
TIMBER REITS - 1 .6%
28,900 Weyerhaeuser Co 1,037,799
TOTAL TIMBER REITS 1,037,799
TOTAL COMMON STOCKS 64,824,215
(Cost $40,332,006)
TOTAL LONG-TERM INVESTMENTS 64,824,215
(Cost $40,332,006)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .9%
$ 590,000 Federal Home Loan Bank (FHLB) 0 .000% 04/01/24 589,660
TOTAL GOVERNMENT AGENCY DEBT 589,660
TOTAL SHORT-TERM INVESTMENTS 589,660
(Cost $590,000)
TOTAL INVESTMENTS - 99.9% 65,413,875
(Cost $40,922,006)
OTHER ASSETS & LIABILITIES, NET - 0.1% 84,349
NET ASSETS - 100.0% $ 65,498,224
REIT Real Estate Investment Trust

Nuveen Life Small Cap Equity Fund March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1 .3%
1,058 (a) Fox Factory Holding Corp $ 55,090
3,375 (a) Gentherm, Inc 194,332
4,616 (a) Modine Manufacturing Co 439,397
1,580 (a) Visteon Corp 185,824
TOTAL AUTOMOBILES & COMPONENTS 874,643
BANKS - 8 .5%
5,296 Ameris Bancorp 256,220
4,734 (a) Axos Financial, Inc 255,825
1,289 (a) Bancorp, Inc 43,130
5,902 Bank of NT Butterfield & Son Ltd 188,805
1,670 Banner Corp 80,160
10,972 Brookline Bancorp, Inc 109,281
3,365 Cadence Bank 97,585
4,618 Cathay General Bancorp 174,699
3,126 Central Pacific Financial Corp 61,738
4,275 ConnectOne Bancorp, Inc 83,363
6,090 (a) Customers Bancorp, Inc 323,135
12,732 CVB Financial Corp 227,139
3,575 Eagle Bancorp, Inc 83,977
3,153 Enterprise Financial Services Corp 127,886
3,500 First Busey Corp 84,175
2,597 First Financial Bancorp 58,225
1,968 First Financial Corp 75,433
4,065 First Merchants Corp 141,869
5,130 Hancock Whitney Corp 236,185
3,235 Heartland Financial USA, Inc 113,710
6,717 Heritage Commerce Corp 57,632
4,788 Horizon Bancorp, Inc 61,430
1,643 Independent Bank Corp 41,650
2,022 International Bancshares Corp 113,515
4,347 Lakeland Bancorp, Inc 52,599
2,959 (a) Metropolitan Bank Holding Corp 113,922
3,639 National Bank Holdings Corp 131,259
6,300 OceanFirst Financial Corp 103,383
9,140 OFG Bancorp 336,443
8,906 Pacific Premier Bancorp, Inc 213,744
1,633 Preferred Bank 125,365
1,181 QCR Holdings, Inc 71,734
4,573 Renasant Corp 143,226
4,642 Towne Bank 130,255
3,363 UMB Financial Corp 292,547
8,228 United Bankshares, Inc 294,480
6,881 United Community Banks, Inc 181,108
6,759 Veritex Holdings, Inc 138,492
4,311 WesBanco, Inc 128,511
3,378 Westamerica Bancorporation 165,117
1,337 WSFS Financial Corp 60,352
TOTAL BANKS 5,779,304
CAPITAL GOODS - 13 .5%
2,388 Albany International Corp (Class A) 223,302
8,469 (a) API Group Corp 332,578
2,145 Apogee Enterprises, Inc 126,984
1,652 Applied Industrial Technologies, Inc 326,353
3,311 Arcosa, Inc 284,283
1,065 Atkore, Inc 202,733
1,270 Barnes Group, Inc 47,181

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
3,520 (a) Beacon Roofing Supply, Inc $ 345,030
5,469 (a) Blue Bird Corp 209,682
2,780 Columbus McKinnon Corp 124,071
2,503 Comfort Systems USA, Inc 795,228
4,437 (a) Construction Partners, Inc 249,138
1,188 CSW Industrials, Inc 278,705
10,164 (a) DNOW, Inc 154,493
5,467 Enerpac Tool Group Corp 194,953
929 ESCO Technologies, Inc 99,449
3,893 Federal Signal Corp 330,399
6,569 (a) Fluence Energy, Inc 113,907
880 Franklin Electric Co, Inc 93,993
1,896 FTAI Aviation Ltd 127,601
2,882 (a) Gibraltar Industries, Inc 232,087
1,781 (a) GMS, Inc 173,363
3,262 H&E Equipment Services, Inc 209,355
12,226 (a) Janus International Group, Inc 184,979
772 Lindsay Corp 90,834
1,941 McGrath RentCorp 239,461
997 Moog, Inc (Class A) 159,171
12,170 Mueller Water Products, Inc (Class A) 195,815
7,120 (a) NEXTracker, Inc 400,642
4,092 (a) Parsons Corp 339,431
1,611 Powell Industries, Inc 229,245
2,867 Rush Enterprises, Inc (Class A) 153,442
2,011 Simpson Manufacturing Co, Inc 412,617
2,900 (a) SPX Technologies, Inc 357,077
2,040 (a) Sterling Construction Co, Inc 225,032
1,971 Tennant Co 239,693
2,052 (a) Titan Machinery, Inc 50,910
11,527 (a) Triumph Group, Inc 173,366
619 UFP Industries, Inc 76,143
1,573 Watts Water Technologies, Inc (Class A) 334,341
TOTAL CAPITAL GOODS 9,137,067
COMMERCIAL & PROFESSIONAL SERVICES - 3 .6%
2,511 ABM Industries, Inc 112,041
22,620 (a) Alight, Inc 222,807
2,225 (a) CBIZ, Inc 174,662
4,060 CSG Systems International, Inc 209,252
10,033 (a) ExlService Holdings, Inc 319,049
65 Exponent, Inc 5,375
1,096 (a) Franklin Covey Co 43,029
10,916 (a) Healthcare Services Group 136,232
2,274 Heidrick & Struggles International, Inc 76,543
5,147 Herman Miller, Inc 127,440
2,108 (a) Huron Consulting Group, Inc 203,675
748 ICF International, Inc 112,671
8,851 (a) Legalzoom.com, Inc 118,072
3,584 (a) Montrose Environmental Group, Inc 140,385
1,740 TriNet Group, Inc 230,533
12,777 (a) Upwork, Inc 156,646
3,314 (a) Verra Mobility Corp 82,751
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,471,163
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .8%
5,018 (a) Abercrombie & Fitch Co (Class A) 628,906
7,010 American Eagle Outfitters, Inc 180,788
4,162 Build-A-Bear Workshop, Inc 124,319
13,984 (a) CarParts.com, Inc 22,654
7,110 (a) National Vision Holdings, Inc 157,558
1,080 Signet Jewelers Ltd 108,075
5,687 Upbound Group, Inc 200,239
6,058 (a) Urban Outfitters, Inc 263,038

Nuveen Life Small Cap Equity Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
13,252 (a) Warby Parker, Inc $ 180,360
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,865,937
CONSUMER DURABLES & APPAREL - 2 .1%
2,010 (a) Dream Finders Homes, Inc 87,897
1,691 Installed Building Products, Inc 437,513
3,697 (a) Lovesac Co 83,552
2,035 (a) M/I Homes, Inc 277,350
6,194 (a) Taylor Morrison Home Corp 385,081
3,230 (a) Tri Pointe Homes, Inc 124,872
TOTAL CONSUMER DURABLES & APPAREL 1,396,265
CONSUMER SERVICES - 3 .7%
235 (a) Biglari Holdings, Inc (B Shares) 44,575
1,681 (a) Brinker International, Inc 83,512
1,362 Carriage Services, Inc 36,829
11,584 (a) Coursera, Inc 162,408
1,696 (a) Duolingo, Inc 374,104
6,709 (a) Everi Holdings, Inc 67,425
5,608 (a) Frontdoor, Inc 182,709
6,997 International Game Technology plc 158,062
14,644 Laureate Education, Inc 213,363
9,352 (a) OneSpaWorld Holdings Ltd 123,727
4,209 Perdoceo Education Corp 73,910
7,369 (a) Portillo's, Inc 104,492
1,653 Strategic Education, Inc 172,110
3,655 (a) Stride, Inc 230,448
13,956 (a) Sweetgreen, Inc 352,529
1,003 Texas Roadhouse, Inc (Class A) 154,933
TOTAL CONSUMER SERVICES 2,535,136
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
1,467 Andersons, Inc 84,162
5,728 (a) Chefs' Warehouse, Inc 215,716
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 299,878
ENERGY - 7 .1%
3,421 Ardmore Shipping Corp 56,173
7,071 California Resources Corp 389,612
1,350 Chord Energy Corp 240,624
5,140 Crescent Energy Co 61,166
2,911 CVR Energy, Inc 103,806
7,079 Delek US Holdings, Inc 217,608
10,793 (a) Diamond Offshore Drilling, Inc 147,217
5,840 (a) Expro Group Holdings NV 116,625
53 Exxon Mobil Corp 6,161
8,866 Golar LNG Ltd 213,316
16,799 (a) Helix Energy Solutions Group, Inc 182,101
4,566 Liberty Energy, Inc 94,608
9,667 (b) Magnolia Oil & Gas Corp 250,859
10,255 Murphy Oil Corp 468,653
7,021 (a) Oceaneering International, Inc 164,291
9,037 (a) Par Pacific Holdings, Inc 334,911
13,620 (a) ProPetro Holding Corp 110,050
3,910 Scorpio Tankers, Inc 279,760
4,550 (a) Seadrill Ltd 228,865
12,759 Select Water Solutions, Inc 117,766
7,190 SM Energy Co 358,421
3,188 Teekay Tankers Ltd 186,211
5,261 Vitesse Energy, Inc 124,844
2,822 (a) Weatherford International plc 325,715
TOTAL ENERGY 4,779,363
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .8%
6,674 American Assets Trust, Inc 146,227

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
13,456 Apple Hospitality REIT, Inc $ 220,409
13,413 Broadstone Net Lease, Inc 210,182
4,349 Douglas Emmett, Inc 60,321
17,479 Empire State Realty Trust, Inc 177,062
11,457 Essential Properties Realty Trust, Inc 305,444
22,067 Hudson Pacific Properties, Inc 142,332
4,065 Independence Realty Trust, Inc 65,569
11,467 JBG SMITH Properties 184,045
9,371 Kite Realty Group Trust 203,163
14,823 Lexington Realty Trust 133,704
5,386 Macerich Co 92,801
11,910 Paramount Group, Inc 55,858
7,716 Phillips Edison & Co, Inc 276,773
18,431 Piedmont Office Realty Trust, Inc 129,570
17,470 RLJ Lodging Trust 206,495
3,411 (c) Ryman Hospitality Properties, Inc 394,346
19,026 Summit Hotel Properties, Inc 123,859
19,980 Sunstone Hotel Investors, Inc 222,577
10,415 Tanger Factory Outlet Centers, Inc 307,555
3,650 Terreno Realty Corp 242,360
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,900,652
FINANCIAL SERVICES - 5 .7%
4,307 A-Mark Precious Metals, Inc 132,182
5,557 Artisan Partners Asset Management, Inc 254,344
40,710 BGC Group, Inc 316,317
3,758 Enact Holdings, Inc 117,174
1,701 (a) Enova International, Inc 106,874
6,156 Essent Group Ltd 366,344
9,254 (a) Flywire Corp 229,592
9,993 (a) Green Dot Corp 93,235
8,332
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 236,629
3,050 Jackson Financial, Inc 201,727
3,516 (a) LendingTree, Inc 148,867
13,815 MFA Financial, Inc 157,629
8,315 (a) NMI Holdings, Inc 268,907
31,961 (a) Payoneer Global, Inc 155,330
8,977 Radian Group, Inc 300,460
14,787 (a) Repay Holdings Corp 162,657
10,531 (a) StoneCo Ltd 174,920
4,064 Victory Capital Holdings, Inc 172,436
942 Virtus Investment Partners, Inc 233,597
TOTAL FINANCIAL SERVICES 3,829,221
FOOD, BEVERAGE & TOBACCO - 1 .3%
1,527 Calavo Growers, Inc 42,466
3,384 Cal-Maine Foods, Inc 199,148
267 Coca-Cola Consolidated Inc 225,992
313 Lancaster Colony Corp 64,988
3,029 (a) National Beverage Corp 143,756
13,253 Primo Water Corp 241,337
TOTAL FOOD, BEVERAGE & TOBACCO 917,687
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
5,900 (a) Accolade, Inc 61,832
1,080 (a) Addus HomeCare Corp 111,607
11,691 (a) Alphatec Holdings, Inc 161,219
5,832 (a) Angiodynamics, Inc 34,234
5,306 (a) AtriCure, Inc 161,409
27,146 (a) Brookdale Senior Living, Inc 179,435
8,717 (a) Guardant Health, Inc 179,832
8,969 (a) Health Catalyst, Inc 67,537
2,641 HealthStream, Inc 70,409

Nuveen Life Small Cap Equity Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
23,184 (a) Hims & Hers Health, Inc $ 358,656
3,621 (a) Inari Medical, Inc 173,736
2,835 (a) Inmode Ltd 61,264
2,465 (a) Integer Holdings Corp 287,616
4,575 (a) Lantheus Holdings, Inc 284,748
4,313 (a) LivaNova plc 241,269
9,823 (a) Option Care Health, Inc 329,463
7,400 (a) Owens & Minor, Inc 205,054
2,014 (a) Progyny, Inc 76,834
4,806 (a) RxSight, Inc 247,893
8,419 Select Medical Holdings Corp 253,833
22 (a) Shockwave Medical, Inc 7,164
2,651 (a) Zimvie, Inc 43,715
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,598,759
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
8,435 (a) BellRing Brands, Inc 497,918
3,897 (a) elf Beauty, Inc 763,929
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,261,847
INSURANCE - 1 .2%
6,222 (a) BRP Group, Inc 180,065
2,729 Employers Holdings, Inc 123,869
2,899 F&G Annuities & Life, Inc 117,554
2,820 Fidelis Insurance Holdings Ltd 54,934
957 (a) Palomar Holdings, Inc 80,225
2,382 Selective Insurance Group, Inc 260,043
TOTAL INSURANCE 816,690
MATERIALS - 4 .6%
6,550 (a) Allegheny Technologies, Inc 335,163
6,900 (a) Aspen Aerogels, Inc 121,440
3,450 Cabot Corp 318,090
1,906 Carpenter Technology Corp 136,127
16,359 (a) Coeur Mining, Inc 61,673
4,995 Commercial Metals Co 293,556
8,109 (a) Constellium SE 179,290
1,874 Innospec, Inc 241,634
3,725 (a) Knife River Corp 302,023
1,679 Materion Corp 221,208
3,235 Minerals Technologies, Inc 243,531
2,036 Olympic Steel, Inc 144,312
9,636 (a) Rayonier Advanced Materials, Inc 46,060
4,871 Ryerson Holding Corp 163,179
7,362 (a) Summit Materials, Inc 328,124
TOTAL MATERIALS 3,135,410
MEDIA & ENTERTAINMENT - 2 .3%
2,240 (a) Atlanta Braves Holdings, Inc 87,494
10,295 (a),(b) Cardlytics, Inc 149,175
3,307 (a) Cars.com, Inc 56,814
15,790 (a) Eventbrite, Inc 86,529
7,176 (a) IMAX Corp 116,036
10,105 (a) Integral Ad Science Holding Corp 100,747
2,751 John Wiley & Sons, Inc (Class A) 104,896
15,982 (a) Lions Gate Entertainment Corp (Class B) 148,792
4,130 (a) Madison Square Garden Entertainment Corp 161,937
7,890 (a) Magnite, Inc 84,818
6,598 (a) PubMatic, Inc 156,505
19,145 (a) Vimeo, Inc 78,303
5,381 (a) Yelp, Inc 212,011
TOTAL MEDIA & ENTERTAINMENT 1,544,057
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .8%
5,570 (a) 89bio, Inc 64,835

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
37,481 (a) ADMA Biologics, Inc $ 247,375
9,567 (a) Alkermes plc 258,979
4,500 (a) Alpine Immune Sciences, Inc 178,380
6,886 (a) Amicus Therapeutics, Inc 81,117
1,992 (a) Amphastar Pharmaceuticals, Inc 87,469
2,653 (a) ANI Pharmaceuticals, Inc 183,402
31,632 (a) Ardelyx, Inc 230,914
2,824 (a) Arvinas, Inc 116,575
17,821 (a) Aurinia Pharmaceuticals, Inc 89,283
8,090 (a) Avidity Biosciences, Inc 206,457
26,136 (a) BioCryst Pharmaceuticals, Inc 132,771
1,876 (a) Blueprint Medicines Corp 177,957
6,100 (a) Catalyst Pharmaceuticals, Inc 97,234
4,770 (a) Celldex Therapeutics, Inc 200,197
14,258 (a) Codexis, Inc 49,760
16,630 (a) Cogent Biosciences, Inc 111,754
8,900 (a) Deciphera Pharmaceuticals, Inc 139,997
8,090 (a) Dynavax Technologies Corp 100,397
16,370 (a) Editas Medicine, Inc 121,465
9,784 (a) Evolus, Inc 136,976
1,440 (a) EyePoint Pharmaceuticals, Inc 29,765
7,213 (a) Halozyme Therapeutics, Inc 293,425
4,256 (a) Harmony Biosciences Holdings, Inc 142,916
1,299 (a) Immunovant, Inc 41,971
3,470 (a) Insmed, Inc 94,141
4,067 (a) Intra-Cellular Therapies, Inc 281,436
5,892 (a) Iovance Biotherapeutics, Inc 87,319
13,508 (a) Ironwood Pharmaceuticals, Inc 117,655
7,081 (a) Kiniksa Pharmaceuticals Ltd 139,708
7,445 (a) MacroGenics, Inc 109,590
15,280 (a) MannKind Corp 69,218
4,938 (a) Mirum Pharmaceuticals, Inc 124,043
8,181 (a) Myriad Genetics, Inc 174,419
6,509 (a) Nurix Therapeutics, Inc 95,682
16,996 (a) Ocular Therapeutix, Inc 154,664
2,920 Phibro Animal Health Corp 37,756
6,615 (a) Protagonist Therapeutics, Inc 191,372
5,953 (a) Quanterix Corp 140,253
42,130 (a) Rigel Pharmaceuticals, Inc 62,352
2,010 (a) Supernus Pharmaceuticals, Inc 68,561
4,540 (a) Syndax Pharmaceuticals, Inc 108,052
11,609 (a) TG Therapeutics, Inc 176,573
11,658 (a) Travere Therapeutics, Inc 89,883
6,608 (a) Veracyte, Inc 146,433
4,967 (a) Vericel Corp 258,383
266 (a) Vertex Pharmaceuticals, Inc 111,191
10,046 (a) Verve Therapeutics, Inc 133,411
7,640 (a) Viridian Therapeutics, Inc 133,776
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,627,242
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .0%
6,850 (a) ACM Research, Inc 199,609
1,870 (a) Ambarella, Inc 94,940
1,824 (a) Axcelis Technologies, Inc 203,412
10,905 (a) Credo Technology Group Holding Ltd 231,077
7,410 (a) MaxLinear, Inc 138,345
2,867 (a) PDF Solutions, Inc 96,532
9,161 (a) Photronics, Inc 259,440
6,087 (a) Rambus, Inc 376,237
7,610 (a) SMART Global Holdings, Inc 200,295
5,792 (a) Veeco Instruments, Inc 203,705
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,003,592

Nuveen Life Small Cap Equity Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 5 .7%
1,381 (a) Agilysys, Inc $ 116,363
4,686 (a) Alkami Technology, Inc 115,135
6,749 (a) Asana, Inc 104,542
2,520 (a) Blackbaud, Inc 186,833
2,810 (a) Cleanspark, Inc 59,600
8,568 Clear Secure, Inc 182,241
3,337 (a) Commvault Systems, Inc 338,472
1,987 (a) Everbridge, Inc 69,207
5,874 (a) Fastly, Inc 76,186
11,204 (a) Freshworks, Inc 204,025
3,630 (a) Intapp, Inc 124,509
6,342 (a) LiveRamp Holdings, Inc 218,799
4,836 (a) Model N, Inc 137,681
17,944 (a) Olo, Inc 98,513
4,116 (a) Q2 Holdings, Inc 216,337
1,283 (a) Qualys, Inc 214,094
4,361 (a) Rapid7, Inc 213,863
2,268 (a) Sprout Social, Inc 135,422
5,673 (a) Squarespace, Inc 206,724
5,526 (a) Tenable Holdings, Inc 273,150
6,868 (a) Varonis Systems, Inc 323,964
3,786 (a) Verint Systems, Inc 125,506
1,280 (a) Workiva, Inc 108,544
TOTAL SOFTWARE & SERVICES 3,849,710
TECHNOLOGY HARDWARE & EQUIPMENT - 5 .2%
19,963 (a) CommScope Holding Co, Inc 26,152
7,442 (a) Extreme Networks, Inc 85,881
1,183 (a) Fabrinet 223,611
33,679 (a),(b) Infinera Corp 203,084
1,011 (a) OSI Systems, Inc 144,391
7,680 (a) Sanmina Corp 477,542
2,092 (a) Super Micro Computer, Inc 2,112,983
854 (a) Vishay Precision Group, Inc 30,172
10,655 Xerox Holdings Corp 190,724
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,494,540
TELECOMMUNICATION SERVICES - 0 .5%
6,345 (a) Bandwidth, Inc 115,860
39,099 (a) Globalstar, Inc 57,476
1,107 Iridium Communications, Inc 28,959
9,972 Telephone and Data Systems, Inc 159,751
TOTAL TELECOMMUNICATION SERVICES 362,046
TRANSPORTATION - 1 .9%
1,834 ArcBest Corp 261,345
9,362 Costamare, Inc 106,259
2,591 Forward Air Corp 80,606
3,125 (a) Hawaiian Holdings, Inc 41,656
5,556 Hub Group, Inc (Class A) 240,131
180 (a) Saia, Inc 105,300
5,079 (a) Skywest, Inc 350,857
5,611 (a) Sun Country Airlines Holdings, Inc 84,670
TOTAL TRANSPORTATION 1,270,824
UTILITIES - 1 .7%
4,046 Allete, Inc 241,304
4,939 Black Hills Corp 269,669
8,886 Brookfield Infrastructure Corp 320,251
4,066 ONE Gas, Inc 262,379

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
1,596 Unitil Corp $ 83,551
TOTAL UTILITIES 1,177,154
TOTAL COMMON STOCKS 66,928,187
(Cost $50,667,132)
TOTAL LONG-TERM INVESTMENTS 66,928,187
(Cost $50,667,132)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1 .4%
$ 920,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 920,000
TOTAL REPURCHASE AGREEMENT 920,000
TOTAL SHORT-TERM INVESTMENTS 920,000
(Cost $920,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
550,210 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (f) 550,210
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 550,210
(Cost $550,210)
TOTAL INVESTMENTS - 101.1% 68,398,397
(Cost $52,137,342)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (720,425)
NET ASSETS - 100.0% $ 67,677,972
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $558,520.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $920,544 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $938,506.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 8 06/21/24  $ 835,226 $ 858,360 $ 23,134

Nuveen Life Large Cap Responsible Fund March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS - 97.8%
AUTOMOBILES & COMPONENTS - 1 .5%
2,052 (a) Aptiv plc $ 163,442
7,265 (a) Tesla, Inc 1,277,114
TOTAL AUTOMOBILES & COMPONENTS 1,440,556
BANKS - 2 .5%
6,214 Citigroup, Inc 392,973
8,912 JPMorgan Chase & Co 1,785,074
1,062 PNC Financial Services Group, Inc 171,619
TOTAL BANKS 2,349,666
CAPITAL GOODS - 7 .0%
859 (a) Axon Enterprise, Inc 268,764
5,986 Carrier Global Corp 347,966
2,604 Caterpillar, Inc 954,184
1,448 Deere & Co 594,751
2,686 Eaton Corp plc 839,858
3,676 Emerson Electric Co 416,932
33 Fastenal Co 2,546
1,630 Fortive Corp 140,213
2,665 Illinois Tool Works, Inc 715,099
6,499 Ingersoll Rand, Inc 617,080
1,699 Quanta Services, Inc 441,400
246 Rockwell Automation, Inc 71,667
552 Trane Technologies plc 165,710
570 United Rentals, Inc 411,033
532 W.W. Grainger, Inc 541,204
999 Xylem, Inc 129,111
TOTAL CAPITAL GOODS 6,657,518
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
3,048 Automatic Data Processing, Inc 761,207
101 Broadridge Financial Solutions, Inc 20,691
11,341 (a) Copart, Inc 656,871
776 Paychex, Inc 95,293
248 Verisk Analytics, Inc 58,461
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,592,523
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4 .0%
4,303 eBay, Inc 227,112
1,425 Genuine Parts Co 220,775
3,563 Home Depot, Inc 1,366,767
2,991 LKQ Corp 159,749
2,814 Lowe's Cos, Inc 716,810
699 Pool Corp 282,047
7,902 TJX Cos, Inc 801,421
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,774,681
CONSUMER DURABLES & APPAREL - 0 .5%
1,390 DR Horton, Inc 228,725
685 (a) Lululemon Athletica, Inc 267,595
TOTAL CONSUMER DURABLES & APPAREL 496,320
CONSUMER SERVICES - 2 .7%
230 Booking Holdings, Inc 834,412
3,408 McDonald's Corp 960,886
6,425 Starbucks Corp 587,181
1,274 Yum! Brands, Inc 176,640
TOTAL CONSUMER SERVICES 2,559,119
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
1,768 (a) Dollar Tree, Inc 235,409

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
6,239 Kroger Co $ 356,434
3,082 Target Corp 546,162
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,138,005
ENERGY - 1 .4%
18,901 Baker Hughes Co 633,183
8,228 ONEOK, Inc 659,639
TOTAL ENERGY 1,292,822
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
2,218 American Tower Corp 438,255
810 Equinix, Inc 668,517
541 Iron Mountain, Inc 43,394
5,996 (b) Prologis, Inc 780,799
3,524 Welltower, Inc 329,282
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,260,247
FINANCIAL SERVICES - 9 .4%
3,720 American Express Co 847,007
1,427 Ameriprise Financial, Inc 625,654
5,057 Bank of New York Mellon Corp 291,384
969 BlackRock, Inc 807,855
126 Discover Financial Services 16,517
181 Fidelity National Information Services, Inc 13,427
1,947 Goldman Sachs Group, Inc 813,242
2,912 Mastercard, Inc (Class A) 1,402,332
1,769 Moody's Corp 695,270
8,162 Morgan Stanley 768,534
1,761 Nasdaq Stock Market, Inc 111,119
2,634 (a) PayPal Holdings, Inc 176,452
1,950 S&P Global, Inc 829,628
5,315 Visa, Inc (Class A) 1,483,310
TOTAL FINANCIAL SERVICES 8,881,731
FOOD, BEVERAGE & TOBACCO - 3 .6%
3,021 Archer-Daniels-Midland Co 189,749
17,362 Coca-Cola Co 1,062,207
5,492 General Mills, Inc 384,275
3,011 Keurig Dr Pepper, Inc 92,347
17,120 Kraft Heinz Co 631,728
206 Lamb Weston Holdings, Inc 21,945
219 McCormick & Co, Inc 16,822
6,093 PepsiCo, Inc 1,066,336
TOTAL FOOD, BEVERAGE & TOBACCO 3,465,409
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
525 AmerisourceBergen Corp 127,570
619 Cigna Group 224,815
2,213 (a) Cooper Cos, Inc 224,531
4,514 (a) Edwards Lifesciences Corp 431,358
980 Elevance Health, Inc 508,169
1,646 HCA, Inc 548,990
838 (a) IDEXX Laboratories, Inc 452,461
1,118 McKesson Corp 600,198
1,311 Resmed, Inc 259,617
725 STERIS plc 162,995
310 Teleflex, Inc 70,113
3,067 UnitedHealth Group, Inc 1,517,245
246 Zimmer Biomet Holdings, Inc 32,467
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,160,529
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
1,825 Church & Dwight Co, Inc 190,366
49 Kimberly-Clark Corp 6,338

Nuveen Life Large Cap Responsible Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
8,460 Procter & Gamble Co $ 1,372,635
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,569,339
INSURANCE - 3 .1%
2,123 Hartford Financial Services Group, Inc 218,775
3,752 Marsh & McLennan Cos, Inc 772,837
3,998 Progressive Corp 826,866
5,226 Prudential Financial, Inc 613,533
2,383 Travelers Cos, Inc 548,424
TOTAL INSURANCE 2,980,435
MATERIALS - 3 .3%
1,412 Avery Dennison Corp 315,229
4,178 Ball Corp 281,430
2,971 Ecolab, Inc 686,004
6,036 LyondellBasell Industries NV 617,362
13,890 Newmont Goldcorp Corp 497,817
1,354 PPG Industries, Inc 196,195
3,136 Steel Dynamics, Inc 464,849
2,246 Westrock Co 111,065
TOTAL MATERIALS 3,169,951
MEDIA & ENTERTAINMENT - 5 .7%
884 (a) Charter Communications, Inc 256,917
21,270 Comcast Corp (Class A) 922,054
4,459 Electronic Arts, Inc 591,575
3,325 Fox Corp (Class A) 103,973
4,493 Fox Corp (Class B) 128,590
239 Interpublic Group of Cos, Inc 7,799
1,842 (a) NetFlix, Inc 1,118,702
12,961 News Corp (Class A) 339,319
2,341 Omnicom Group, Inc 226,515
3,608 (a) Take-Two Interactive Software, Inc 535,752
8,435 Walt Disney Co 1,032,107
18,566 (a) Warner Bros Discovery, Inc 162,081
TOTAL MEDIA & ENTERTAINMENT 5,425,384
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .9%
1,458 Agilent Technologies, Inc 212,154
2,956 Amgen, Inc 840,450
4,521 Bristol-Myers Squibb Co 245,174
3,549 Danaher Corp 886,256
2,390 Eli Lilly & Co 1,859,325
5,201 Gilead Sciences, Inc 380,973
953 (a) IQVIA Holdings, Inc 241,004
9,666 Merck & Co, Inc 1,275,429
46 (a) Mettler-Toledo International, Inc 61,239
741 (a) Regeneron Pharmaceuticals, Inc 713,205
40 (a) Waters Corp 13,769
340 West Pharmaceutical Services, Inc 134,541
3,715 Zoetis, Inc 628,615
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,492,134
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
3,288 (a) CBRE Group, Inc 319,725
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 319,725
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .1%
4,382 Applied Materials, Inc 903,700
1,237 (a) First Solar, Inc 208,806
20,922 Intel Corp 924,125
837 Lam Research Corp 813,204
5,770 Nvidia Corp 5,213,541
2,754 NXP Semiconductors NV 682,358

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
5,101 Texas Instruments, Inc $ 888,645
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,634,379
SOFTWARE & SERVICES - 15 .9%
1,943 (a) Adobe, Inc 980,438
927 (a) Ansys, Inc 321,817
2,581 (a) Autodesk, Inc 672,144
2,294 (a) Cadence Design Systems, Inc 714,076
4,034 Gen Digital, Inc 90,362
4,728 International Business Machines Corp 902,859
1,416 Intuit, Inc 920,400
17,030 Microsoft Corp 7,164,862
2,990 (a) PTC, Inc 564,931
3,869 Salesforce, Inc 1,165,265
1,145 (a) ServiceNow, Inc 872,948
1,273 (a) Synopsys, Inc 727,519
TOTAL SOFTWARE & SERVICES 15,097,621
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
33,130 Hewlett Packard Enterprise Co 587,395
18,113 HP, Inc 547,375
3,909 (a) Keysight Technologies, Inc 611,289
8,472 (a) Trimble Inc 545,258
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,291,317
TELECOMMUNICATION SERVICES - 1 .0%
22,524 Verizon Communications, Inc 945,107
TOTAL TELECOMMUNICATION SERVICES 945,107
TRANSPORTATION - 2 .0%
17,070 CSX Corp 632,785
128 Expeditors International Washington, Inc 15,561
303 JB Hunt Transport Services, Inc 60,373
1,888 Old Dominion Freight Line 414,057
5,198 United Parcel Service, Inc (Class B) 772,579
TOTAL TRANSPORTATION 1,895,355
UTILITIES - 1 .1%
1,508 American Water Works Co, Inc 184,293
6,989 Consolidated Edison, Inc 634,671
4,777 Exelon Corp 179,472
TOTAL UTILITIES 998,436
TOTAL COMMON STOCKS 92,888,309
(Cost $55,055,405)
TOTAL LONG-TERM INVESTMENTS 92,888,309
(Cost $55,055,405)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 2 .1%
$ 1,990,000 (c) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 1,990,000
TOTAL REPURCHASE AGREEMENT 1,990,000
TOTAL SHORT-TERM INVESTMENTS 1,990,000
(Cost $1,990,000)
TOTAL INVESTMENTS - 99.9% 94,878,309
(Cost $57,045,405)
OTHER ASSETS & LIABILITIES, NET - 0.1% 136,542
NET ASSETS - 100.0% $ 95,014,851

Nuveen Life Large Cap Responsible Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $1,991,176 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $2,029,872.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 7 06/21/24  $ 1,823,066 $ 1,857,975 $ 34,909

Portfolio of Investments
Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1 .4%
1,634 (a) Adient plc $ 53,791
1,752 (a) American Axle & Manufacturing Holdings, Inc 12,895
4,464 (a) Aptiv plc 355,558
4,087 BorgWarner, Inc 141,982
271 (a) Cooper-Standard Holdings, Inc 4,488
2,264 Dana Inc 28,753
476 (a) Dorman Products, Inc 45,882
63,987 Ford Motor Co 849,747
713 (a) Fox Factory Holding Corp 37,126
18,801 General Motors Co 852,625
3,486 Gentex Corp 125,914
573 (a) Gentherm, Inc 32,993
4,151 (a) Goodyear Tire & Rubber Co 56,993
2,377 Harley-Davidson, Inc 103,970
377 LCI Industries 46,394
1,037 Lear Corp 150,240
11,997 (a),(b) Lucid Group, Inc 34,191
3,923 (a),(b) Luminar Technologies, Inc 7,728
772 (a) Modine Manufacturing Co 73,487
381 Patrick Industries, Inc 45,518
817 Phinia, Inc 31,397
4,728 (a),(b) QuantumScape Corp 29,739
10,927 (a),(b) Rivian Automotive, Inc 119,651
2,129 (a),(b) Solid Power, Inc 4,322
330 Standard Motor Products, Inc 11,071
449 (a) Stoneridge, Inc 8,280
45,054 (a) Tesla, Inc 7,920,043
900 Thor Industries, Inc 105,606
496 (a) Visteon Corp 58,335
486 Winnebago Industries, Inc 35,964
2,131 (a),(b) Workhorse Group, Inc 500
343 (a) XPEL, Inc 18,529
TOTAL AUTOMOBILES & COMPONENTS 11,403,712
BANKS - 3 .7%
254 1st Source Corp 13,315
95 ACNB Corp 3,572
197 Amalgamated Financial Corp 4,728
442 Amerant Bancorp, Inc 10,294
127 American National Bankshares, Inc 6,066
1,222 Ameris Bancorp 59,120
204 Arrow Financial Corp 5,104
2,719 Associated Banc-Corp 58,486
1,279 Atlantic Union Bankshares Corp 45,162
945 (a) Axos Financial, Inc 51,068
1,824 Banc of California, Inc 27,743
446 Bancfirst Corp 39,261
814 (a) Bancorp, Inc 27,236
117 (b) Bank First Corp 10,140
112,582 Bank of America Corp 4,269,109
861 Bank of Hawaii Corp 53,718
174 Bank of Marin Bancorp 2,918
415 Bank of NT Butterfield & Son Ltd 13,276
2,233 Bank OZK 101,512
802 BankUnited, Inc 22,456
511 Banner Corp 24,528
219 Bar Harbor Bankshares 5,799
148 BayCom Corp 3,050

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
174 BCB Bancorp, Inc $ 1,818
641 Berkshire Hills Bancorp, Inc 14,692
298 (a) Blue Foundry Bancorp 2,789
235 (b) Blue Ridge Bankshares, Inc 632
427 BOK Financial Corp 39,284
385 (a) Bridgewater Bancshares, Inc 4,481
1,258 Brookline Bancorp, Inc 12,530
115 (b) Burke & Herbert Financial Services Corp 6,443
324 Business First Bancshares, Inc 7,219
231 Byline Bancorp, Inc 5,017
3,491 Cadence Bank 101,239
59 Cambridge Bancorp 4,021
238 Camden National Corp 7,978
693 Capital Bancorp, Inc 14,435
156 Capital City Bank Group, Inc 4,321
2,332 Capitol Federal Financial, Inc 13,899
292 Capstar Financial Holdings, Inc 5,869
641 (a) Carter Bankshares, Inc 8,102
1,220 Cathay General Bancorp 46,153
470 Central Pacific Financial Corp 9,283
31,334 Citigroup, Inc 1,981,562
167 Citizens & Northern Corp 3,136
7,652 Citizens Financial Group, Inc 277,691
63 Citizens Financial Services, Inc 3,100
236 City Holding Co 24,596
157 Civista Bancshares, Inc 2,415
226 CNB Financial Corp 4,608
415 (a) Coastal Financial Corp 16,131
163 Colony Bankcorp, Inc 1,875
3,230 Columbia Banking System, Inc 62,501
599 (a) Columbia Financial, Inc 10,309
2,351 Comerica, Inc 129,281
2,055 Commerce Bancshares, Inc 109,326
1,009 Community Bank System, Inc 48,462
238 Community Trust Bancorp, Inc 10,151
422 ConnectOne Bancorp, Inc 8,229
858 (a) CrossFirst Bankshares, Inc 11,875
1,101 Cullen/Frost Bankers, Inc 123,940
438 (a) Customers Bancorp, Inc 23,240
2,357 CVB Financial Corp 42,049
611 Dime Community Bancshares, Inc 11,768
638 Eagle Bancorp, Inc 14,987
2,453 East West Bancorp, Inc 194,057
2,652 Eastern Bankshares, Inc 36,545
147 Enterprise Bancorp, Inc 3,818
424 Enterprise Financial Services Corp 17,197
161 Equity Bancshares, Inc 5,534
105 Esquire Financial Holdings, Inc 4,984
227 ESSA Bancorp, Inc 4,138
193 Farmers & Merchants Bancorp, Inc 4,302
378 Farmers National Banc Corp 5,050
560 FB Financial Corp 21,090
11,764 Fifth Third Bancorp 437,738
202 Financial Institutions, Inc 3,802
440 First Bancorp 15,893
3,399 First BanCorp 59,618
162 First Bancorp, Inc 3,992
201 First Bancshares, Inc 5,216
354 First Bank 4,864
586 First Busey Corp 14,093
87 First Business Financial Services, Inc 3,263
183 First Citizens Bancshares, Inc (Class A) 299,205
1,371 First Commonwealth Financial Corp 19,084

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
242 First Community Bancshares, Inc $ 8,380
1,705 First Financial Bancorp 38,226
2,288 First Financial Bankshares, Inc 75,069
445 First Foundation, Inc 3,360
2,293 First Hawaiian, Inc 50,354
8,270 First Horizon National Corp 127,358
1,459 First Interstate BancSystem, Inc 39,699
960 First Merchants Corp 33,504
93 First Mid Bancshares, Inc 3,039
321 First of Long Island Corp 3,560
170 (a) First Western Financial, Inc 2,479
177 Five Star Bancorp 3,983
358 Flushing Financial Corp 4,514
5,298 FNB Corp 74,702
2,673 Fulton Financial Corp 42,474
158 (a) FVCBankcorp, Inc 1,924
325 German American Bancorp, Inc 11,258
1,648 Glacier Bancorp, Inc 66,381
26 Great Southern Bancorp, Inc 1,425
132 Greene County Bancorp, Inc 3,800
28 Guaranty Bancshares, Inc 850
1,685 Hancock Whitney Corp 77,577
484 Hanmi Financial Corp 7,705
1,147 HarborOne Bancorp, Inc 12,227
429 Heartland Financial USA, Inc 15,079
1,217 Heritage Commerce Corp 10,442
460 Heritage Financial Corp 8,919
1,168 Hilltop Holdings, Inc 36,582
22 Hingham Institution For Savings The 3,838
89 Home Bancorp, Inc 3,410
2,960 Home Bancshares, Inc 72,727
314 HomeStreet, Inc 4,726
265 HomeTrust Bancshares, Inc 7,245
1,956 Hope Bancorp, Inc 22,514
501 Horizon Bancorp, Inc 6,428
25,248 Huntington Bancshares, Inc 352,210
726 Independent Bank Corp 37,767
308 Independent Bank Corp 7,808
488 Independent Bank Group, Inc 22,277
843 International Bancshares Corp 47,326
164 John Marshall Bancorp, Inc 2,939
47,072 JPMorgan Chase & Co 9,428,522
2,079 Kearny Financial Corp 13,389
16,007 Keycorp 253,071
584 Lakeland Bancorp, Inc 7,066
525 Lakeland Financial Corp 34,818
485 Live Oak Bancshares, Inc 20,132
2,860 M&T Bank Corp 415,958
400 Macatawa Bank Corp 3,916
226 Mercantile Bank Corp 8,699
224 Metrocity Bankshares, Inc 5,591
101 (a) Metropolitan Bank Holding Corp 3,889
129 Mid Penn Bancorp, Inc 2,581
324 Midland States Bancorp, Inc 8,142
169 MidWestOne Financial Group, Inc 3,961
142 MVB Financial Corp 3,168
535 National Bank Holdings Corp 19,297
243 National Bankshares, Inc 8,119
669 NBT Bancorp, Inc 24,539
4,008 (b) New York Community Bancorp, Inc 12,906
140 Nicolet Bankshares, Inc 12,039
90 Northeast Bank 4,981
643 Northfield Bancorp, Inc 6,250

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
2,189 Northwest Bancshares, Inc $ 25,502
37,976 (a) NU Holdings Ltd 453,054
714 OceanFirst Financial Corp 11,717
596 OFG Bancorp 21,939
4,862 Old National Bancorp 84,647
432 Old Second Bancorp, Inc 5,979
249 Origin Bancorp, Inc 7,779
111 Orrstown Financial Services, Inc 2,971
1,405 Pacific Premier Bancorp, Inc 33,720
205 Park National Corp 27,849
126 Parke Bancorp, Inc 2,170
753 Pathward Financial, Inc 38,011
144 PCB Bancorp 2,352
259 Peapack Gladstone Financial Corp 6,301
532 Peoples Bancorp, Inc 15,753
101 Peoples Financial Services Corp 4,354
1,330 Pinnacle Financial Partners, Inc 114,220
226 (a) Pioneer Bancorp, Inc 2,217
6,656 PNC Financial Services Group, Inc 1,075,610
420 (a) Ponce Financial Group, Inc 3,738
1,252 Popular, Inc 110,289
188 Preferred Bank 14,433
586 Premier Financial Corp 11,896
169 Primis Financial Corp 2,057
1,690 Prosperity Bancshares, Inc 111,168
1,239 Provident Financial Services, Inc 18,052
190 QCR Holdings, Inc 11,541
104 RBB Bancorp 1,873
91 Red River Bancshares, Inc 4,531
16,640 Regions Financial Corp 350,106
769 Renasant Corp 24,085
146 Republic Bancorp, Inc (Class A) 7,446
540 S&T Bancorp, Inc 17,323
495 Sandy Spring Bancorp, Inc 11,474
977 Seacoast Banking Corp of Florida 24,806
726 ServisFirst Bancshares, Inc 48,177
130 Shore Bancshares, Inc 1,495
192 Sierra Bancorp 3,878
1,550 Simmons First National Corp (Class A) 30,163
116 SmartFinancial, Inc 2,444
138 South Plains Financial, Inc 3,693
101 (a) Southern First Bancshares, Inc 3,208
86 Southern Missouri Bancorp, Inc 3,759
432 Southside Bancshares, Inc 12,627
1,456 SouthState Corp 123,804
522 Stellar Bancorp, Inc 12,716
346 (a) Sterling Bancorp, Inc 1,785
421 Stock Yards Bancorp, Inc 20,591
164 Summit Financial Group, Inc 4,454
2,625 Synovus Financial Corp 105,158
932 (a) Texas Capital Bancshares, Inc 57,365
192 (a) Third Coast Bancshares, Inc 3,844
229 Tompkins Trustco, Inc 11,516
996 Towne Bank 27,948
618 Trico Bancshares 22,730
513 (a) Triumph Financial, Inc 40,691
21,906 Truist Financial Corp 853,896
277 TrustCo Bank Corp NY 7,800
1,035 Trustmark Corp 29,094
685 UMB Financial Corp 59,588
1,802 United Bankshares, Inc 64,494
1,315 United Community Banks, Inc 34,611
364 Univest Financial Corp 7,578

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
25,013 US Bancorp $ 1,118,081
328 USCB Financial Holdings, Inc 3,739
7,103 Valley National Bancorp 56,540
1,054 Veritex Holdings, Inc 21,596
1,212 Washington Federal, Inc 35,184
232 Washington Trust Bancorp, Inc 6,236
3,310 Webster Financial Corp 168,049
59,241 Wells Fargo & Co 3,433,608
875 WesBanco, Inc 26,084
239 West Bancorporation, Inc 4,261
533 Westamerica Bancorporation 26,053
1,585 Western Alliance Bancorp 101,741
886 Wintrust Financial Corp 92,490
1,054 WSFS Financial Corp 47,578
2,692 Zions Bancorporation 116,833
TOTAL BANKS 30,427,843
CAPITAL GOODS - 6 .7%
2,107 (a) 3D Systems Corp 9,355
8,882 3M Co 942,114
2,034 A.O. Smith Corp 181,962
1,086 Aaon, Inc 95,677
511 (a) AAR Corp 30,594
470 Acuity Brands, Inc 126,303
1,058 Advanced Drainage Systems, Inc 182,230
2,147 Aecom Technology Corp 210,578
407 (a) Aerovironment, Inc 62,385
149 (a) AerSale Corp 1,070
1,087 AGCO Corp 133,723
1,327 Air Lease Corp 68,261
148 Alamo Group, Inc 33,793
620 Albany International Corp (Class A) 57,976
1,346 Allegion plc 181,320
197 Allied Motion Technologies, Inc 7,029
1,473 Allison Transmission Holdings, Inc 119,549
330 Alta Equipment Group, Inc 4,273
512 (a) Ameresco, Inc 12,355
254 (a) American Woodmark Corp 25,822
3,695 Ametek, Inc 675,815
2,835 (a) API Group Corp 111,330
438 Apogee Enterprises, Inc 25,930
567 Applied Industrial Technologies, Inc 112,011
2,056 (a),(b) Archer Aviation, Inc 9,499
909 Arcosa, Inc 78,047
244 Argan, Inc 12,332
564 Armstrong World Industries, Inc 70,060
2,492 (a) Array Technologies, Inc 37,156
334 Astec Industries, Inc 14,599
340 (a) Astronics Corp 6,474
587 Atkore, Inc 111,741
1,101 (a) Axon Enterprise, Inc 344,481
1,731 (a) AZEK Co, Inc 86,931
406 AZZ, Inc 31,388
782 Barnes Group, Inc 29,051
1,000 (a) Beacon Roofing Supply, Inc 98,020
632 (a),(b) Blink Charging Co 1,902
2,944 (a),(b) Bloom Energy Corp 33,091
217 (a) Blue Bird Corp 8,320
166 (a) BlueLinx Holdings, Inc 21,620
9,128 (a) Boeing Co 1,761,613
597 Boise Cascade Co 91,562
145 (a),(b) Bowman Consulting Group Ltd 5,045
287 (b) Brookfield Business Corp 6,928

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,030 (a) Builders FirstSource, Inc $ 423,356
1,363 BWX Technologies, Inc 139,871
228 Cadre Holdings, Inc 8,254
787 Carlisle Cos, Inc 308,386
13,812 Carrier Global Corp 802,892
8,348 Caterpillar, Inc 3,058,958
8,360 (a),(b) ChargePoint Holdings, Inc 15,884
669 (a) Chart Industries, Inc 110,198
14,332 CNH Industrial NV 185,743
413 Columbus McKinnon Corp 18,432
575 Comfort Systems USA, Inc 182,683
597 (a) Commercial Vehicle Group, Inc 3,839
708 (a) Concrete Pumping Holdings, Inc 5,593
531 (a) Construction Partners, Inc 29,816
2,541 (a) Core & Main, Inc 145,472
775 Crane Co 104,726
225 CSW Industrials, Inc 52,785
2,340 Cummins, Inc 689,481
616 Curtiss-Wright Corp 157,659
688 (a) Custom Truck One Source, Inc 4,004
4,258 Deere & Co 1,748,931
4,600 (a),(b) Desktop Metal, Inc 4,048
1,637 (a) DNOW, Inc 24,882
1,811 Donaldson Co, Inc 135,245
347 Douglas Dynamics, Inc 8,370
2,162 Dover Corp 383,085
160 (a) Ducommun, Inc 8,208
240 (a) DXP Enterprises, Inc 12,895
486 (a) Dycom Industries, Inc 69,756
6,553 Eaton Corp plc 2,048,992
824 EMCOR Group, Inc 288,565
9,430 Emerson Electric Co 1,069,551
318 Encore Wire Corp 83,564
738 (a) Energy Recovery, Inc 11,653
1,905 (a),(b) Energy Vault Holdings, Inc 3,410
917 Enerpac Tool Group Corp 32,700
681 EnerSys 64,327
2,221 (a),(b) Enovix Corp 17,790
330 EnPro Industries, Inc 55,694
752 Esab Corp 83,149
502 ESCO Technologies, Inc 53,739
10,571 (a),(b) ESS Tech, Inc 7,646
9,289 Fastenal Co 716,553
1,130 Federal Signal Corp 95,903
3,268 Ferguson plc 713,829
2,325 Flowserve Corp 106,206
503 (a) Fluence Energy, Inc 8,722
2,528 (a) Fluor Corp 106,884
5,820 Fortive Corp 500,636
2,291 Fortune Brands Innovations, Inc 193,979
719 Franklin Electric Co, Inc 76,796
1,383 FTAI Aviation Ltd 93,076
426 (a),(b) FTC Solar, Inc 230
14,364 (a),(b) FuelCell Energy, Inc 17,093
1,000 (a) Gates Industrial Corp plc 17,710
426 GATX Corp 57,097
855 (a) Generac Holdings, Inc 107,850
4,017 General Dynamics Corp 1,134,762
17,795 General Electric Co 3,123,556
567 (a) Gibraltar Industries, Inc 45,660
187 Global Industrial Co 8,374
829 (a) GMS, Inc 80,695
368 Gorman-Rupp Co 14,554

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,632 Graco, Inc $ 245,987
2,996 GrafTech International Ltd 4,134
696 Granite Construction, Inc 39,762
890 (a) Great Lakes Dredge & Dock Corp 7,787
648 Greenbrier Cos, Inc 33,761
552 Griffon Corp 40,484
627 H&E Equipment Services, Inc 40,241
1,178 (a) Hayward Holdings, Inc 18,035
760 HEICO Corp 145,160
1,362 HEICO Corp (Class A) 209,666
629 Helios Technologies, Inc 28,110
413 Herc Holdings, Inc 69,508
1,552 Hexcel Corp 113,063
1,406 Hillenbrand, Inc 70,708
1,910 (a) Hillman Solutions Corp 20,322
10,888 Honeywell International, Inc 2,234,762
6,541 Howmet Aerospace, Inc 447,601
933 Hubbell, Inc 387,242
699 (a) Hudson Technologies, Inc 7,696
625 Huntington Ingalls Industries, Inc 182,169
1,987 (a),(b) Hyliion Holdings Corp 3,497
158 Hyster-Yale Materials Handling, Inc 10,139
1,168 IDEX Corp 285,015
137 (a) IES Holdings, Inc 16,665
4,886 Illinois Tool Works, Inc 1,311,060
6,510 Ingersoll Rand, Inc 618,124
289 Insteel Industries, Inc 11,046
1,554 ITT, Inc 211,391
1,086 (a) Janus International Group, Inc 16,431
1,178 (a) JELD-WEN Holding, Inc 25,009
486 John Bean Technologies Corp 50,976
11,182 Johnson Controls International plc 730,408
166 Kadant, Inc 54,465
670 Kaman Corp 30,733
172 Karat Packaging, Inc 4,921
1,307 Kennametal, Inc 32,597
1,903 (a) Kratos Defense & Security Solutions, Inc 34,977
3,080 L3Harris Technologies, Inc 656,348
192 (a) Lawson Products, Inc 6,812
580 Lennox International, Inc 283,481
543 (a) Leonardo DRS, Inc 11,995
153 (a) Limbach Holdings, Inc 6,337
954 Lincoln Electric Holdings, Inc 243,690
165 Lindsay Corp 19,414
3,615 Lockheed Martin Corp 1,644,355
385 LSI Industries, Inc 5,821
478 Luxfer Holdings plc 4,957
539 (a) Manitowoc Co, Inc 7,621
3,600 Masco Corp 283,968
275 (a) Masonite International Corp 36,149
1,042 (a) Mastec, Inc 97,166
2,359 (a) Masterbrand, Inc 44,208
379 McGrath RentCorp 46,757
2,999 MDU Resources Group, Inc 75,575
952 (a) Mercury Computer Systems, Inc 28,084
2,986 (a),(b) Microvast Holdings, Inc 2,499
820 (a) Middleby Corp 131,848
168 Miller Industries, Inc 8,417
629 Moog, Inc (Class A) 100,420
1,441 (a) MRC Global, Inc 18,113
779 MSC Industrial Direct Co (Class A) 75,594
1,766 Mueller Industries, Inc 95,240
2,381 Mueller Water Products, Inc (Class A) 38,310

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
301 (a) MYR Group, Inc $ 53,202
76 National Presto Industries, Inc 6,369
2,069 (a) NEXTracker, Inc 116,423
9,268 (a),(b) Nikola Corp 9,639
995 Nordson Corp 273,167
2,321 Northrop Grumman Corp 1,110,970
149 (a) Northwest Pipe Co 5,167
3,630 (a),(b) NuScale Power Corp 19,275
2,708 nVent Electric plc 204,183
44 Omega Flex, Inc 3,121
1,192 Oshkosh Corp 148,654
6,741 Otis Worldwide Corp 669,179
1,508 Owens Corning, Inc 251,534
8,385 PACCAR, Inc 1,038,818
291 Park Aerospace Corp 4,839
2,109 Parker-Hannifin Corp 1,172,161
420 (a) Parsons Corp 34,839
2,996 Pentair plc 255,978
9,755 (a),(b) Plug Power, Inc 33,557
59 Powell Industries, Inc 8,396
51 Preformed Line Products Co 6,562
729 Primoris Services Corp 31,033
509 (a) Proto Labs, Inc 18,197
492 Quanex Building Products Corp 18,908
2,341 Quanta Services, Inc 608,192
477 (a) RBC Bearings, Inc 128,957
1,177 Regal-Beloit Corp 211,978
2,451 (a) Resideo Technologies, Inc 54,951
562 REV Group, Inc 12,415
4,108 (a),(b) Rocket Lab USA, Inc 16,884
1,879 Rockwell Automation, Inc 547,409
23,568 RTX Corp 2,298,587
216 Rush Enterprises, Inc 11,511
1,036 Rush Enterprises, Inc (Class A) 55,447
2,324 Sensata Technologies Holding plc 85,384
2,046 (a),(b) SES AI Corp 3,437
2,761 (a) Shoals Technologies Group, Inc 30,868
514 Shyft Group, Inc 6,384
695 Simpson Manufacturing Co, Inc 142,600
727 (a) SiteOne Landscape Supply, Inc 126,898
878 Snap-On, Inc 260,081
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 68,208
647 (a) SPX Technologies, Inc 79,665
195 Standex International Corp 35,533
2,609 Stanley Black & Decker, Inc 255,499
2,463 (a),(b) Stem, Inc 5,394
394 (a) Sterling Construction Co, Inc 43,462
1,332 (a),(b) SunPower Corp 3,996
3,438 (a) Sunrun, Inc 45,313
268 Tennant Co 32,591
939 Terex Corp 60,472
3,087 Textron, Inc 296,136
509 (a) Thermon Group Holdings, Inc 16,654
1,188 Timken Co 103,867
638 (a) Titan International, Inc 7,949
282 (a) Titan Machinery, Inc 6,996
1,833 Toro Co 167,958
3,766 Trane Technologies plc 1,130,553
121 (a) Transcat, Inc 13,483
882 TransDigm Group, Inc 1,086,271
1,924 (a) Trex Co, Inc 191,919
1,374 Trinity Industries, Inc 38,266
1,063 (a) Triumph Group, Inc 15,987

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,186 (a) Tutor Perini Corp $ 17,150
901 UFP Industries, Inc 110,832
1,129 United Rentals, Inc 814,133
156 (a) V2X, Inc 7,287
345 Valmont Industries, Inc 78,757
5,545 Vertiv Holdings Co 452,860
339 (a) Vicor Corp 12,963
8,505 (a) Virgin Galactic Holdings, Inc 12,587
740 W.W. Grainger, Inc 752,802
918 Wabash National Corp 27,485
593 Watsco, Inc 256,158
522 Watts Water Technologies, Inc (Class A) 110,951
763 WESCO International, Inc 130,687
2,818 Westinghouse Air Brake Technologies Corp 410,526
3,090 (a) WillScot Mobile Mini Holdings Corp 143,685
1,032 Woodward Inc 159,052
576 (a) Xometry, Inc 9,729
3,847 Xylem, Inc 497,186
2,011 Zurn Elkay Water Solutions Corp 67,308
TOTAL CAPITAL GOODS 55,797,007
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
1,238 ABM Industries, Inc 55,240
1,696 ACCO Brands Corp 9,515
1,880 (a) ACV Auctions, Inc 35,288
5,802 (a) Alight, Inc 57,150
271 Aris Water Solution, Inc 3,835
918 (a) ASGN, Inc 96,170
5,166 (a) Aurora Innovation, Inc 14,568
6,699 Automatic Data Processing, Inc 1,673,008
110 Barrett Business Services, Inc 13,939
2,100 (a),(b) BlackSky Technology, Inc 2,856
2,093 Booz Allen Hamilton Holding Corp 310,685
329 (a) BrightView Holdings, Inc 3,915
834 Brink's Co 77,045
1,860 Broadridge Financial Solutions, Inc 381,040
343 (a) CACI International, Inc (Class A) 129,939
801 (a) Casella Waste Systems, Inc (Class A) 79,195
778 (a) CBIZ, Inc 61,073
375 (a) CECO Environmental Corp 8,633
270 (a) Cimpress plc 23,898
1,417 Cintas Corp 973,522
7,903 (a),(b) Clarivate plc 58,719
819 (a) Clean Harbors, Inc 164,873
177 Compx International, Inc 6,071
752 Concentrix Corp 49,797
3,045 (a) Conduent, Inc 10,292
14,046 (a) Copart, Inc 813,544
2,056 (a) CoreCivic, Inc 32,094
6,475 (a) CoStar Group, Inc 625,485
128 CRA International, Inc 19,146
520 CSG Systems International, Inc 26,801
754 Deluxe Corp 15,525
633 (a) Driven Brands Holdings, Inc 9,995
3,839 Dun & Bradstreet Holdings, Inc 38,544
394 Ennis, Inc 8,081
1,977 Equifax, Inc 528,887
2,555 (a) ExlService Holdings, Inc 81,249
944 Exponent, Inc 78,059
598 First Advantage Corp 9,700
178 (a) Forrester Research, Inc 3,838
148 (a) Franklin Covey Co 5,811
524 (a) FTI Consulting, Inc 110,192

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
2,727 Genpact Ltd $ 89,855
2,553 (a) GEO Group, Inc 36,048
1,393 (a) Harsco Corp 12,746
1,153 (a) Healthcare Services Group 14,389
286 Heidrick & Struggles International, Inc 9,627
1,168 Herman Miller, Inc 28,920
271 (a) HireRight Holdings Corp 3,867
757 HNI Corp 34,163
334 (a) Huron Consulting Group, Inc 32,271
282 ICF International, Inc 42,478
404 (a) Innodata, Inc 2,666
674 Insperity, Inc 73,877
961 Interface, Inc 16,164
2,022 Jacobs Solutions, Inc 310,842
2,207 KBR, Inc 140,498
654 Kelly Services, Inc (Class A) 16,376
366 Kforce, Inc 25,810
1,048 Korn/Ferry International 68,916
1,550 (a) Legalzoom.com, Inc 20,677
2,347 Leidos Holdings, Inc 307,668
484 (a) Liquidity Services, Inc 9,002
931 Manpower, Inc 72,283
491 Matthews International Corp (Class A) 15,260
1,185 MAXIMUS, Inc 99,422
361 (a) Montrose Environmental Group, Inc 14,140
529 MSA Safety, Inc 102,409
224 (a) NV5 Global, Inc 21,954
2,200 (a) OPENLANE, Inc 38,060
5,251 Paychex, Inc 644,823
896 Paycom Software, Inc 178,313
1,227 (a) Performant Financial Corp 3,607
2,896 Pitney Bowes, Inc 12,540
2,398 (a),(b) Planet Labs PBC 6,115
2,775 RB Global, Inc 211,372
175 (a) Red Violet, Inc 3,421
3,337 Republic Services, Inc 638,835
514 Resources Connection, Inc 6,764
1,790 Robert Half International, Inc 141,911
4,005 Rollins, Inc 185,311
822 Science Applications International Corp 107,181
269 (a) SP Plus Corp 14,047
3,535 SS&C Technologies Holdings, Inc 227,548
1,776 Steelcase, Inc (Class A) 23,230
1,556 (a) Stericycle, Inc 82,079
321 (a) Sterling Check Corp 5,162
940 Tetra Tech, Inc 173,627
3,332 TransUnion 265,894
480 TriNet Group, Inc 63,595
645 (a) TrueBlue, Inc 8,075
369 TTEC Holdings, Inc 3,827
237 Unifirst Corp 41,103
1,953 (a) Upwork, Inc 23,944
3,634 Veralto Corp 322,190
2,380 Verisk Analytics, Inc 561,037
2,291 (a) Verra Mobility Corp 57,206
2,027 Vestis Corp 39,060
440 (a) Viad Corp 17,376
134 VSE Corp 10,720
6,543 Waste Management, Inc 1,394,640
116 (a) Willdan Group, Inc 3,363
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,845,521

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .6%
426 (a) 1-800-FLOWERS.COM, Inc (Class A) $ 4,614
667 Aaron's Co, Inc 5,002
725 (a) Abercrombie & Fitch Co (Class A) 90,864
1,229 Academy Sports & Outdoors, Inc 83,007
887 Advance Auto Parts, Inc 75,475
147,312 (a) Amazon.com, Inc 26,572,139
2,547 American Eagle Outfitters, Inc 65,687
122 (a) America's Car-Mart, Inc 7,792
1,783 Arko Corp 10,163
346 (a) Asbury Automotive Group, Inc 81,580
396 (a) Autonation, Inc 65,570
289 (a) Autozone, Inc 910,827
1,577 (a),(b) BARK, Inc 1,955
3,569 Bath & Body Works, Inc 178,521
3,303 Best Buy Co, Inc 270,945
365 (b) Big 5 Sporting Goods Corp 1,285
455 (a) Boot Barn Holdings, Inc 43,293
526 Buckle, Inc 21,182
200 Build-A-Bear Workshop, Inc 5,974
1,106 (a) Burlington Stores, Inc 256,802
331 Caleres, Inc 13,581
670 Camping World Holdings, Inc 18,659
2,435 (a) Carmax, Inc 212,113
961 (a) CarParts.com, Inc 1,557
1,550 (a) Carvana Co 136,260
368 Cato Corp (Class A) 2,123
479 (a),(b) ContextLogic, Inc 2,726
18,054 (a) Coupang, Inc 321,181
892 Designer Brands, Inc 9,750
919 (a) Destination XL Group, Inc 3,308
954 Dick's Sporting Goods, Inc 214,516
77 (b) Dillard's, Inc (Class A) 36,316
144 (a) Duluth Holdings, Inc 706
9,027 eBay, Inc 476,445
2,090 (a) Etsy, Inc 143,625
4,455 (a) EVgo, Inc 11,182
948 (a) Five Below, Inc 171,948
1,672 (a) Floor & Decor Holdings, Inc 216,725
1,404 Foot Locker, Inc 40,014
389 (a) Funko, Inc 2,427
2,912 (a),(b) GameStop Corp (Class A) 36,458
3,094 Gap, Inc 85,240
127 (a) Genesco, Inc 3,574
2,202 Genuine Parts Co 341,156
228 Group 1 Automotive, Inc 66,628
934 (a) GrowGeneration Corp 2,671
194 Guess, Inc 6,105
286 Haverty Furniture Cos, Inc 9,758
269 Hibbett Sports, Inc 20,662
16,303 Home Depot, Inc 6,253,831
1,622 Kohl's Corp 47,281
221 (a) Lands' End, Inc 2,407
2,409 (a) Leslie's, Inc 15,658
472 Lithia Motors, Inc (Class A) 142,006
3,983 LKQ Corp 212,732
9,422 Lowe's Cos, Inc 2,400,066
3,646 Macy's, Inc 72,884
389 (a) MarineMax, Inc 12,938
566 Monro Muffler, Inc 17,852
276 Murphy USA, Inc 115,699
1,406 (a) National Vision Holdings, Inc 31,157
1,826 Nordstrom, Inc 37,013
740 (a) ODP Corp 39,257

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
1,041 (a) Ollie's Bargain Outlet Holdings, Inc $ 82,832
180 (a) OneWater Marine, Inc 5,067
974 (a) O'Reilly Automotive, Inc 1,099,529
752 (a) Overstock.com, Inc 27,004
411 Penske Auto Group, Inc 66,578
1,122 (a) Petco Health & Wellness Co, Inc 2,558
306 (b) PetMed Express, Inc 1,466
656 Pool Corp 264,696
610 (a) Revolve Group, Inc 12,914
290 (a) RH 100,995
5,509 Ross Stores, Inc 808,501
2,062 (a) Sally Beauty Holdings, Inc 25,610
406 Shoe Carnival, Inc 14,876
819 Signet Jewelers Ltd 81,957
441 (a) Sleep Number Corp 7,069
345 Sonic Automotive, Inc (Class A) 19,644
689 (a) Sportsman's Warehouse Holdings, Inc 2,143
1,508 (a) Stitch Fix, Inc 3,981
1,347 (a),(b) ThredUp, Inc 2,694
297 (a) Tilly's, Inc 2,020
18,624 TJX Cos, Inc 1,888,846
1,804 Tractor Supply Co 472,143
800 (a) Ulta Beauty, Inc 418,304
941 Upbound Group, Inc 33,133
1,237 (a) Urban Outfitters, Inc 53,711
2,517 (a) Valvoline, Inc 112,183
1,365 (a) Victoria's Secret & Co 26,454
1,287 (a) Warby Parker, Inc 17,516
1,297 (a),(b) Wayfair, Inc 88,040
203 Weyco Group, Inc 6,472
1,020 Williams-Sonoma, Inc 323,881
37 Winmark Corp 13,383
314 (a) Zumiez, Inc 4,770
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 46,851,842
CONSUMER DURABLES & APPAREL - 1 .2%
707 Acushnet Holdings Corp 46,627
1,510 (a) Allbirds, Inc 1,048
1,083 (a) AMMO, Inc 2,978
285 (a) Beazer Homes USA, Inc 9,348
192 (a) BK LC Lux Finco 2 Sarl 9,072
1,301 Brunswick Corp 125,572
2,097 (a) Callaway Golf Co 33,908
1,736 (a) Capri Holdings Ltd 78,641
450 Carter's, Inc 38,106
132 (a) Cavco Industries, Inc 52,676
608 Century Communities, Inc 58,672
307 Clarus Corp 2,072
604 Columbia Sportswear Co 49,033
761 Cricut, Inc 3,622
1,046 (a) Crocs, Inc 150,415
421 (a) Deckers Outdoor Corp 396,270
5,061 DR Horton, Inc 832,788
197 (a) Dream Finders Homes, Inc 8,615
327 Ethan Allen Interiors, Inc 11,304
2,447 (a) Garmin Ltd 364,285
682 (a) G-III Apparel Group Ltd 19,785
1,998 (a) GoPro, Inc 4,456
578 (a) Green Brick Partners, Inc 34,813
6,162 (a) Hanesbrands, Inc 35,740
2,241 Hasbro, Inc 126,661
444 (a) Helen of Troy Ltd 51,167
81 (a) Hovnanian Enterprises, Inc 12,712

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
379 Installed Building Products, Inc $ 98,059
443 (a),(b) iRobot Corp 3,881
75 Johnson Outdoors, Inc 3,458
943 KB Home 66,840
811 Kontoor Brands, Inc 48,863
706 (a) Latham Group, Inc 2,796
696 La-Z-Boy, Inc 26,184
2,404 Leggett & Platt, Inc 46,037
4,182 Lennar Corp (Class A) 719,220
224 Lennar Corp (Class B) 34,536
353 (a) LGI Homes, Inc 41,079
223 (a) Lovesac Co 5,040
1,796 (a) Lululemon Athletica, Inc 701,607
301 (a) M/I Homes, Inc 41,023
287 (a) Malibu Boats, Inc 12,421
156 Marine Products Corp 1,833
295 (a) MasterCraft Boat Holdings, Inc 6,997
4,838 (a) Mattel, Inc 95,841
1,086 MDC Holdings, Inc 68,320
529 Meritage Homes Corp 92,818
918 (a) Mohawk Industries, Inc 120,157
227 Movado Group, Inc 6,340
6,518 Newell Rubbermaid, Inc 52,340
19,548 Nike, Inc (Class B) 1,837,121
48 (a) NVR, Inc 388,798
276 Oxford Industries, Inc 31,022
4,992 (a) Peloton Interactive, Inc 21,391
792 Polaris Industries, Inc 79,295
3,523 Pulte Homes, Inc 424,944
795 (b) Purple Innovation, Inc 1,383
1,126 PVH Corp 158,327
607 Ralph Lauren Corp 113,970
200 Rocky Brands, Inc 5,426
2,405 (a) Skechers U.S.A., Inc (Class A) 147,330
966 (a) Skyline Champion Corp 82,120
840 Smith & Wesson Brands, Inc 14,582
235 (a) Snap One Holdings Corp 2,026
2,102 (a) Sonos, Inc 40,064
1,383 Steven Madden Ltd 58,473
272 Sturm Ruger & Co, Inc 12,553
3,931 Tapestry, Inc 186,644
1,558 (a) Taylor Morrison Home Corp 96,861
2,986 Tempur Sealy International, Inc 169,665
1,677 Toll Brothers, Inc 216,953
563 (a) TopBuild Corp 248,131
194 (a) Traeger, Inc 491
1,429 (a) Tri Pointe Homes, Inc 55,245
3,425 (a) Under Armour, Inc (Class A) 25,276
3,626 (a) Under Armour, Inc (Class C) 25,890
5,645 VF Corp 86,594
1,021 (a) Vista Outdoor, Inc 33,468
1,116 (a) Vizio Holding Corp 12,209
1,031 (a),(b) Vuzix Corp 1,247
785 Whirlpool Corp 93,910
1,465 Wolverine World Wide, Inc 16,423
1,421 (a) YETI Holdings, Inc 54,780
TOTAL CONSUMER DURABLES & APPAREL 9,598,688
CONSUMER SERVICES - 2 .3%
700 (a) Accel Entertainment, Inc 8,253
2,833 ADT, Inc 19,038
799 (a) Adtalem Global Education, Inc 41,069
6,641 (a) Airbnb, Inc 1,095,499

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
4,054 Aramark $ 131,836
631 (a) BALLY'S CORP 8,796
17 (a) Biglari Holdings, Inc (B Shares) 3,225
356 (a) BJ's Restaurants, Inc 12,880
1,539 Bloomin' Brands, Inc 44,139
574 Booking Holdings, Inc 2,082,403
333 (b) Bowlero Corp 4,562
1,079 Boyd Gaming Corp 72,638
1,041 (a) Bright Horizons Family Solutions, Inc 118,008
763 (a) Brinker International, Inc 37,906
3,464 (a) Caesars Entertainment, Inc 151,515
16,161 (a) Carnival Corp 264,071
234 Carriage Services, Inc 6,327
625 Carrols Restaurant Group, Inc 5,944
735 (a) Cava Group, Inc 51,487
520 (a) Century Casinos, Inc 1,643
702 Cheesecake Factory 25,377
2,349 (a) Chegg, Inc 17,782
451 (a) Chipotle Mexican Grill, Inc (Class A) 1,310,953
632 Choice Hotels International, Inc 79,853
1,260 Churchill Downs, Inc 155,925
247 (a) Chuy's Holdings, Inc 8,331
1,836 (a) Coursera, Inc 25,741
463 (b) Cracker Barrel Old Country Store, Inc 33,674
2,007 Darden Restaurants, Inc 335,470
792 (a) Dave & Buster's Entertainment, Inc 49,579
1,168 (a) Denny's Corp 10,465
266 Dine Brands Global Inc. 12,364
549 Domino's Pizza, Inc 272,787
4,914 (a) DoorDash, Inc 676,756
6,847 (a) DraftKings, Inc 310,922
461 (a) Duolingo, Inc 101,687
302 (a) El Pollo Loco Holdings, Inc 2,942
38 (a),(c) Empire Resorts, Inc 0
281 (a) European Wax Center, Inc 3,647
1,316 (a) Everi Holdings, Inc 13,226
2,318 (a) Expedia Group, Inc 319,305
1,596 (a) Frontdoor, Inc 51,998
682 (a) Full House Resorts, Inc 3,799
443 (a) Global Business Travel Group I 2,662
229 Golden Entertainment, Inc 8,434
58 Graham Holdings Co 44,525
572 (a) Grand Canyon Education, Inc 77,912
2,195 H&R Block, Inc 107,797
1,409 (a) Hilton Grand Vacations, Inc 66,519
3,994 Hilton Worldwide Holdings, Inc 851,960
738 Hyatt Hotels Corp 117,800
357 (a) Inspired Entertainment, Inc 3,520
1,684 International Game Technology plc 38,042
431 Jack in the Box, Inc 29,515
1,311 (b) Krispy Kreme, Inc 19,973
89 (a) Kura Sushi USA, Inc 10,249
5,593 Las Vegas Sands Corp 289,158
1,806 Laureate Education, Inc 26,313
619 (a) Life Time Group Holdings, Inc 9,607
1,620 (a) Light & Wonder, Inc 165,386
464 (a) Lindblad Expeditions Holdings, Inc 4,329
3,991 Marriott International, Inc (Class A) 1,006,969
418 Marriott Vacations Worldwide Corp 45,031
11,858 McDonald's Corp 3,343,363
4,612 (a) MGM Resorts International 217,733
844 (a),(b) Mister Car Wash, Inc 6,541
173 Monarch Casino & Resort, Inc 12,973

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
805 (a),(b) Mondee Holdings, Inc $ 1,860
911 (a) Nerdy, Inc 2,651
621 (a) Noodles & Co 1,186
6,767 (a) Norwegian Cruise Line Holdings Ltd 141,633
353 (a) ONE Group Hospitality, Inc 1,966
1,026 (a) OneSpaWorld Holdings Ltd 13,574
565 Papa John's International, Inc 37,629
1,407 (a) Penn National Gaming, Inc 25,622
1,137 Perdoceo Education Corp 19,966
1,475 (a) Planet Fitness, Inc 92,379
525 (a) Portillo's, Inc 7,445
592 (a) Potbelly Corp 7,169
142 RCI Hospitality Holdings, Inc 8,236
297 (a),(b) Red Robin Gourmet Burgers, Inc 2,275
924 Red Rock Resorts, Inc 55,274
3,783 (a) Royal Caribbean Cruises Ltd 525,875
822 (a) Rush Street Interactive, Inc 5,351
5,391 (a) Sabre Corp 13,046
764 (a) SeaWorld Entertainment, Inc 42,944
2,355 Service Corp International 174,765
596 (a) Shake Shack, Inc 62,002
1,370 (a) Six Flags Entertainment Corp 36,058
18,412 Starbucks Corp 1,682,673
403 Strategic Education, Inc 41,960
644 (a) Stride, Inc 40,604
1,928 (a) Super Group SGHC Ltd 6,652
1,443 (a) Sweetgreen, Inc 36,450
877 (a),(b) Target Hospitality Corp 9,533
1,209 Texas Roadhouse, Inc (Class A) 186,754
1,336 Travel & Leisure Co 65,411
1,149 (a) Udemy, Inc 12,616
434 (a) Universal Technical Institute, Inc 6,918
600 Vail Resorts, Inc 133,698
2,954 Wendy's Co 55,653
513 Wingstop, Inc 187,963
1,311 Wyndham Hotels & Resorts, Inc 100,619
1,791 Wynn Resorts Ltd 183,094
268 (a),(b) Xponential Fitness, Inc 4,433
4,554 Yum! Brands, Inc 631,412
TOTAL CONSUMER SERVICES 19,155,482
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
6,241 Albertsons Cos, Inc 133,807
418 Andersons, Inc 23,981
2,336 (a) BJ's Wholesale Club Holdings, Inc 176,718
618 Casey's General Stores, Inc 196,802
515 (a) Chefs' Warehouse, Inc 19,395
7,228 Costco Wholesale Corp 5,295,450
3,715 Dollar General Corp 579,763
3,489 (a) Dollar Tree, Inc 464,560
1,460 (a) Grocery Outlet Holding Corp 42,019
626 (a) HF Foods Group, Inc 2,191
213 Ingles Markets, Inc (Class A) 16,333
10,796 Kroger Co 616,775
286 Natural Grocers by Vitamin Cottage, Inc 5,162
2,651 (a) Performance Food Group Co 197,871
385 Pricesmart, Inc 32,340
584 SpartanNash Co 11,803
1,641 (a) Sprouts Farmers Market, Inc 105,812
8,203 Sysco Corp 665,919
7,565 Target Corp 1,340,594
943 (a) United Natural Foods, Inc 10,835
3,868 (a) US Foods Holding Corp 208,756

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
127 Village Super Market (Class A) $ 3,633
11,352 Walgreens Boots Alliance, Inc 246,225
69,835 Walmart, Inc 4,201,972
218 Weis Markets, Inc 14,039
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 14,612,755
ENERGY - 4 .1%
704 (a) Amplify Energy Corp 4,653
5,480 Antero Midstream Corp 77,049
4,860 (a) Antero Resources Corp 140,940
4,594 APA Corp 157,942
2,039 Archrock, Inc 40,107
667 Ardmore Shipping Corp 10,952
16,148 Baker Hughes Co 540,958
1,892 Berry Corp 15,231
3,755 Borr Drilling Ltd 25,722
351 (a) Bristow Group, Inc 9,547
12,017 Cabot Oil & Gas Corp 335,034
845 Cactus, Inc 42,326
912 California Resources Corp 50,251
691 (a) Callon Petroleum Co 24,710
243 (a) Centrus Energy Corp 10,092
3,416 ChampionX Corp 122,600
3,833 Cheniere Energy, Inc 618,186
1,919 Chesapeake Energy Corp 170,465
28,138 Chevron Corp 4,438,488
666 Chord Energy Corp 118,708
1,179 Civitas Resources, Inc 89,498
2,877 (a) Clean Energy Fuels Corp 7,710
2,191 (a) CNX Resources Corp 51,971
1,500 (b) Comstock Resources, Inc 13,920
19,688 ConocoPhillips 2,505,889
621 CONSOL Energy, Inc 52,015
809 Core Laboratories, Inc 13,818
500 Crescent Energy Co 5,950
583 CVR Energy, Inc 20,790
1,373 Delek US Holdings, Inc 42,206
10,744 Devon Energy Corp 539,134
2,136 DHT Holdings, Inc 24,564
1,800 (a) Diamond Offshore Drilling, Inc 24,552
2,893 Diamondback Energy, Inc 573,306
333 (a) DMC Global, Inc 6,490
395 Dorian LPG Ltd 15,192
582 (a) Dril-Quip, Inc 13,112
1,673 DT Midstream, Inc 102,220
156 (a),(b) Empire Petroleum Corp 797
2,241 (a) Encore Energy Corp 9,816
2,496 (a),(b) Energy Fuels, Inc 15,700
9,773 EOG Resources, Inc 1,249,380
6,200 EQT Corp 229,834
7,406 Equitrans Midstream Corp 92,501
275 Excelerate Energy, Inc 4,405
1,226 (a) Expro Group Holdings NV 24,483
65,694 Exxon Mobil Corp 7,636,271
408 FLEX LNG Ltd 10,375
226 (a) Forum Energy Technologies, Inc 4,515
3,883 (a),(b) Gevo, Inc 2,985
1,788 Golar LNG Ltd 43,019
842 (a) Green Plains, Inc 19,467
179 (a) Gulfport Energy Operating Corp 28,661
345 (a) Hallador Energy Co 1,839
15,132 Halliburton Co 596,503
2,743 (a) Helix Energy Solutions Group, Inc 29,734

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
1,863 Helmerich & Payne, Inc $ 78,358
4,540 Hess Corp 692,986
2,191 HF Sinclair Corp 132,271
110 (b) HighPeak Energy, Inc 1,735
685 International Seaways, Inc 36,442
32,385 Kinder Morgan, Inc 593,941
256 Kinetik Holdings, Inc 10,207
7,467 (a) Kosmos Energy Ltd 44,503
2,207 Liberty Energy, Inc 45,729
2,448 (b) Magnolia Oil & Gas Corp 63,526
767 (a) Mammoth Energy Services, Inc 2,792
10,246 Marathon Oil Corp 290,372
6,110 Marathon Petroleum Corp 1,231,165
1,952 Matador Resources Co 130,335
2,520 Murphy Oil Corp 115,164
146 (a) Nabors Industries Ltd 12,575
75 Nacco Industries, Inc (Class A) 2,265
790 (b) New Fortress Energy, Inc 24,166
2,497 (a) Newpark Resources, Inc 18,028
555 (a),(b) NextDecade Corp 3,152
1,670 Noble Corp plc 80,978
3,490 Nordic American Tankers Ltd 13,681
757 Northern Oil and Gas, Inc 30,038
6,945 NOV, Inc 135,566
11,375 Occidental Petroleum Corp 739,261
1,532 (a) Oceaneering International, Inc 35,849
1,209 (a) Oil States International, Inc 7,447
9,275 ONEOK, Inc 743,577
854 Overseas Shipholding Group, Inc 5,466
4,162 Ovintiv, Inc 216,008
677 (a) Par Pacific Holdings, Inc 25,090
5,496 Patterson-UTI Energy, Inc 65,622
1,808 PBF Energy, Inc 104,087
1,975 Peabody Energy Corp 47,914
7,036 Permian Resources Corp 124,256
7,362 Phillips 66 1,202,509
3,842 Pioneer Natural Resources Co 1,008,525
1,367 (a) ProPetro Holding Corp 11,045
4,095 Range Resources Corp 140,991
475 Ranger Energy Services, Inc 5,363
276 (a) Rex American Resources Corp 16,204
151 Riley Exploration Permian, Inc 4,983
1,348 (a) Ring Energy, Inc 2,642
1,202 RPC, Inc 9,303
532 SandRidge Energy, Inc 7,751
23,597 Schlumberger Ltd 1,293,352
828 Scorpio Tankers, Inc 59,243
649 (a) SEACOR Marine Holdings, Inc 9,047
739 (a) Seadrill Ltd 37,172
988 Select Water Solutions, Inc 9,119
1,567 SFL Corp Ltd 20,653
185 (a) SilverBow Resources, Inc 6,316
1,209 Sitio Royalties Corp 29,886
1,884 SM Energy Co 93,917
678 Solaris Oilfield Infrastructure, Inc 5,878
18,509 (a) Southwestern Energy Co 140,298
1,711 (a) Talos Energy, Inc 23,834
3,682 Targa Resources Corp 412,347
6,806 TechnipFMC plc 170,899
1,069 (a) Teekay Corp 7,782
376 Teekay Tankers Ltd 21,962
8,487 (a),(b) Tellurian, Inc 5,613
2,062 (a) Tetra Technologies, Inc 9,135

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
303 Texas Pacific Land Corp $ 175,289
854 (a) Tidewater, Inc 78,568
4,698 (a) Uranium Energy Corp 31,712
1,387 (a) US Silica Holdings, Inc 17,213
1,000 Vaalco Energy, Inc 6,970
993 (a) Valaris Ltd 74,733
5,551 Valero Energy Corp 947,500
916 (a),(b) Vertex Energy, Inc 1,282
279 (a) Vital Energy, Inc 14,659
433 Vitesse Energy, Inc 10,275
2,083 W&T Offshore, Inc 5,520
1,187 (a) Weatherford International plc 137,004
19,688 Williams Cos, Inc 767,241
1,068 World Fuel Services Corp 28,249
TOTAL ENERGY 34,023,119
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .5%
1,492 Acadia Realty Trust 25,379
1,175 Agree Realty Corp 67,116
1,192 Alexander & Baldwin, Inc 19,632
57 Alexander's, Inc 12,377
2,778 Alexandria Real Estate Equities, Inc 358,112
357 Alpine Income Property Trust, Inc 5,455
714 American Assets Trust, Inc 15,644
4,773 American Homes 4 Rent 175,551
7,612 American Tower Corp 1,504,055
4,437 Americold Realty Trust, Inc 110,570
2,744 Apartment Income REIT Corp 89,098
1,848 (a) Apartment Investment and Management Co 15,135
4,063 Apple Hospitality REIT, Inc 66,552
1,769 Armada Hoffler Properties, Inc 18,398
2,304 AvalonBay Communities, Inc 427,530
2,732 Boston Properties, Inc 178,427
1,429 Braemar Hotels & Resorts, Inc 2,858
2,649 Brandywine Realty Trust 12,715
5,352 Brixmor Property Group, Inc 125,504
2,559 Broadstone Net Lease, Inc 40,100
572 BRT Apartments Corp 9,610
1,599 Camden Property Trust 157,342
1,679 CareTrust REIT, Inc 40,917
493 CBL & Associates Properties, Inc 11,295
275 Centerspace 15,713
919 Chatham Lodging Trust 9,291
707 City Office REIT, Inc 3,683
588 Clipper Realty, Inc 2,840
544 Community Healthcare Trust, Inc 14,443
2,132 Corporate Office Properties Trust 51,530
2,578 Cousins Properties, Inc 61,975
7,216 Crown Castle, Inc 763,669
273 CTO Realty Growth, Inc 4,627
3,658 CubeSmart 165,415
3,453 DiamondRock Hospitality Co 33,183
4,847 Digital Realty Trust, Inc 698,162
5,068 Diversified Healthcare Trust 12,467
2,632 Douglas Emmett, Inc 36,506
1,427 Easterly Government Properties, Inc 16,425
673 EastGroup Properties, Inc 120,985
3,012 Empire State Realty Trust, Inc 30,512
787 EPR Properties 33,408
1,525 Equinix, Inc 1,258,628
574 (a) Equity Commonwealth 10,837
3,060 Equity Lifestyle Properties, Inc 197,064
6,079 Equity Residential 383,646

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
1,947 Essential Properties Realty Trust, Inc $ 51,907
1,074 Essex Property Trust, Inc 262,926
3,444 Extra Space Storage, Inc 506,268
729 Farmland Partners, Inc 8,092
1,347 Federal Realty Investment Trust 137,556
1,998 First Industrial Realty Trust, Inc 104,975
1,235 Four Corners Property Trust, Inc 30,220
3,874 Gaming and Leisure Properties, Inc 178,475
763 Getty Realty Corp 20,868
475 Gladstone Commercial Corp 6,574
687 Gladstone Land Corp 9,165
1,151 Global Medical REIT, Inc 10,071
3,106 Global Net Lease, Inc 24,134
6,024 Healthcare Realty Trust, Inc 85,240
11,544 Healthpeak Properties, Inc 216,450
1,796 Highwoods Properties, Inc 47,019
11,131 Host Hotels & Resorts Inc 230,189
2,438 Hudson Pacific Properties, Inc 15,725
3,525 Independence Realty Trust, Inc 56,858
439 Innovative Industrial Properties, Inc 45,454
1,140 InvenTrust Properties Corp 29,309
10,054 Invitation Homes, Inc 358,023
4,580 Iron Mountain, Inc 367,362
2,053 JBG SMITH Properties 32,951
1,970 Kilroy Realty Corp 71,767
11,229 Kimco Realty Corp 220,201
3,663 Kite Realty Group Trust 79,414
1,519 Lamar Advertising Co 181,384
5,428 Lexington Realty Trust 48,961
147 LTC Properties, Inc 4,779
3,615 Macerich Co 62,286
1,437 Mack-Cali Realty Corp 21,857
9,560 Medical Properties Trust, Inc 44,932
1,928 Mid-America Apartment Communities, Inc 253,686
460 National Health Investors, Inc 28,902
2,569 National Retail Properties, Inc 109,799
1,216 National Storage Affiliates Trust 47,619
215 NET Lease Office Properties 5,117
1,149 NETSTREIT Corp 21,107
1,007 NexPoint Diversified Real Estate Trust 6,646
478 NexPoint Residential Trust, Inc 15,387
3,987 Omega Healthcare Investors, Inc 126,268
254 One Liberty Properties, Inc 5,738
1,512 Orion Office REIT, Inc 5,307
2,712 Outfront Media, Inc 45,534
3,099 Paramount Group, Inc 14,534
4,260 Park Hotels & Resorts, Inc 74,507
554 Peakstone Realty Trust 8,936
2,135 Pebblebrook Hotel Trust 32,900
1,776 Phillips Edison & Co, Inc 63,705
2,219 Piedmont Office Realty Trust, Inc 15,600
445 Plymouth Industrial REIT, Inc 10,012
255 Postal Realty Trust, Inc 3,652
1,459 PotlatchDeltic Corp 68,602
15,159 Prologis, Inc 1,974,005
2,565 Public Storage, Inc 744,004
2,525 Rayonier, Inc 83,931
13,043 Realty Income Corp 705,626
3,005 Regency Centers Corp 181,983
2,533 Retail Opportunity Investments Corp 32,473
2,780 Rexford Industrial Realty, Inc 139,834
3,244 RLJ Lodging Trust 38,344
875 Ryman Hospitality Properties, Inc 101,159

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
3,697 Sabra Health Care REIT, Inc $ 54,605
571 Safehold, Inc 11,763
370 Saul Centers, Inc 14,241
1,766 SBA Communications Corp 382,692
2,237 Service Properties Trust 15,167
5,350 Simon Property Group, Inc 837,221
2,580 SITE Centers Corp 37,797
1,292 SL Green Realty Corp 71,228
2,713 STAG Industrial, Inc 104,288
427 (a) Star Holdings 5,517
2,137 Summit Hotel Properties, Inc 13,912
1,974 Sun Communities, Inc 253,817
4,344 Sunstone Hotel Investors, Inc 48,392
1,735 Tanger Factory Outlet Centers, Inc 51,235
1,413 Terreno Realty Corp 93,823
5,209 UDR, Inc 194,869
567 UMH Properties, Inc 9,208
3,661 Uniti Group, Inc 21,600
198 Universal Health Realty Income Trust 7,269
2,537 Urban Edge Properties 43,814
6,969 Ventas, Inc 303,430
16,059 VICI Properties, Inc 478,398
3,062 Vornado Realty Trust 88,094
1,848 Washington REIT 25,724
8,910 (d) Welltower, Inc 832,550
12,145 Weyerhaeuser Co 436,127
550 Whitestone REIT 6,903
3,203 WP Carey, Inc 180,777
2,302 Xenia Hotels & Resorts, Inc 34,553
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,609,704
FINANCIAL SERVICES - 7 .9%
906 (a) Acacia Research (Acacia Technologies) 4,829
125 AFC Gamma, Inc 1,547
595 Affiliated Managers Group, Inc 99,645
3,788 (a) Affirm Holdings, Inc 141,141
8,788 AGNC Investment Corp 87,001
243 Alerus Financial Corp 5,305
4,886 Ally Financial, Inc 198,323
288 A-Mark Precious Metals, Inc 8,839
9,474 American Express Co 2,157,135
1,662 Ameriprise Financial, Inc 728,687
253 Angel Oak Mortgage REIT, Inc 2,717
7,406 Annaly Capital Management, Inc 145,824
2,943 Apollo Commercial Real Estate Finance, Inc 32,785
8,457 Apollo Global Management, Inc 950,990
2,387 Arbor Realty Trust, Inc 31,628
645 Ares Commercial Real Estate Corp 4,805
2,484 Ares Management Corp 330,322
281 ARMOUR Residential REIT, Inc 5,555
870 Artisan Partners Asset Management, Inc 39,820
253 (a) AssetMark Financial Holdings, Inc 8,959
123 (a) Atlanticus Holdings Corp 3,640
2,445 (a) AvidXchange Holdings, Inc 32,152
1,049 (a),(b) Bakkt Holdings, Inc 482
461
Banco Latinoamericano de Exportaciones S.A. (Class
E) 13,655
12,740 Bank of New York Mellon Corp 734,079
29,831 (a) Berkshire Hathaway, Inc 12,544,532
5,076 BGC Group, Inc 39,441
2,403 BlackRock, Inc 2,003,381
2,460 Blackstone Mortgage Trust, Inc 48,979
11,691 Blackstone, Inc 1,535,847

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
8,961 (a) Block, Inc $ 757,921
7,061 Blue Owl Capital, Inc 133,170
829 Bread Financial Holdings, Inc 30,872
642 Brightsphere Investment Group, Inc 14,663
1,289 BrightSpire Capital, Inc 8,881
1,450 (a) Cannae Holdings, Inc 32,248
923 (a) Cantaloupe, Inc 5,935
6,220 Capital One Financial Corp 926,096
3,299 Carlyle Group, Inc 154,756
222 Cass Information Systems, Inc 10,694
1,760 Cboe Global Markets, Inc 323,365
24,122 Charles Schwab Corp 1,744,985
152 Chicago Atlantic Real Estate Finance, Inc 2,397
3,066 Chimera Investment Corp 14,134
1,435 Claros Mortgage Trust, Inc 14,006
5,908 CME Group, Inc 1,271,933
461 Cohen & Steers, Inc 35,446
2,786 (a) Coinbase Global, Inc 738,624
797 Compass Diversified Trust 19,184
326 (a) Consumer Portfolio Services, Inc 2,465
3,855 Corebridge Financial, Inc 110,754
1,121 (a) Corpay, Inc 345,873
125 (a) Credit Acceptance Corp 68,944
49 Diamond Hill Investment Group, Inc 7,554
4,144 Discover Financial Services 543,237
461 (a) Donnelley Financial Solutions, Inc 28,587
258 Dynex Capital, Inc 3,212
718 Ellington Financial, Inc 8,480
375 Enact Holdings, Inc 11,693
502 (a) Encore Capital Group, Inc 22,896
629 (a) Enova International, Inc 39,520
5,544 Equitable Holdings, Inc 210,727
1,785 Essent Group Ltd 106,225
849 (a) Euronet Worldwide, Inc 93,331
638 Evercore Partners, Inc (Class A) 122,872
941 EVERTEC, Inc 37,546
649 Factset Research Systems, Inc 294,899
139 Federal Agricultural Mortgage Corp (FAMC) 27,366
9,678 Fidelity National Information Services, Inc 717,914
335 (a) Finance Of America Cos, Inc 246
737 FirstCash Holdings, Inc 93,997
9,711 (a) Fiserv, Inc 1,552,012
1,440 (a) Flywire Corp 35,726
2,063 (a) Forge Global Holdings, Inc 3,982
1,010 Franklin BSP Realty Trust, Inc 13,494
4,751 Franklin Resources, Inc 133,551
257 GCM Grosvenor, Inc 2,483
4,188 Global Payments, Inc 559,768
5,206 Goldman Sachs Group, Inc 2,174,494
938 Granite Point Mortgage Trust, Inc 4,474
905 (a) Green Dot Corp 8,444
562 Hamilton Lane, Inc 63,371
1,655
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 47,002
796 Houlihan Lokey, Inc 102,039
280 (a) I3 Verticals, Inc 6,409
1,485 Interactive Brokers Group, Inc (Class A) 165,889
9,221 Intercontinental Exchange, Inc 1,267,242
339 (a) International Money Express, Inc 7,739
6,004 Invesco Ltd 99,606
366 Invesco Mortgage Capital, Inc 3,543
1,263 Jack Henry & Associates, Inc 219,421
1,210 Jackson Financial, Inc 80,029

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
2,653 Janus Henderson Group plc $ 87,257
3,680 Jefferies Financial Group, Inc 162,288
10,588 KKR & Co, Inc 1,064,941
648 KKR Real Estate Finance Trust, Inc 6,519
1,766 Ladder Capital Corp 19,656
1,898 Lazard, Inc 79,469
1,618 (a) LendingClub Corp 14,222
196 (a) LendingTree, Inc 8,299
1,280 LPL Financial Holdings, Inc 338,176
644 MarketAxess Holdings, Inc 141,197
7,301 (a) Marqeta, Inc 43,514
13,536 Mastercard, Inc (Class A) 6,518,532
232 Merchants Bancorp 10,018
2,131 MFA Financial, Inc 24,315
5,143 MGIC Investment Corp 114,997
877 Moelis & Co 49,787
2,578 Moody's Corp 1,013,231
19,386 Morgan Stanley 1,825,386
392 Morningstar, Inc 120,881
1,135 (a) Mr Cooper Group, Inc 88,473
1,237 MSCI, Inc (Class A) 693,277
6,024 Nasdaq Stock Market, Inc 380,114
1,245 Navient Corp 21,663
1,156 (a) NCR Corp ATM 22,831
212 Nelnet, Inc (Class A) 20,066
410 (a) NerdWallet, Inc 6,027
1,613 New York Mortgage Trust, Inc 11,614
298 NewtekOne, Inc 3,278
131 Nexpoint Real Estate Finance, Inc 1,881
1,272 (a) NMI Holdings, Inc 41,136
3,378 Northern Trust Corp 300,372
148 (a) Ocwen Financial Corp 3,997
1,689 OneMain Holdings, Inc 86,291
1,687 (a) Open Lending Corp 10,561
402 Orchid Island Capital, Inc 3,590
600 P10, Inc 5,052
3,227 (a) Pagseguro Digital Ltd 46,082
245 Patria Investments Ltd 3,636
3,424 (a) Payoneer Global, Inc 16,641
17,954 (a) PayPal Holdings, Inc 1,202,738
652 (a) Paysafe Ltd 10,295
1,316 (a) Paysign Inc 4,817
399 PennyMac Financial Services, Inc 36,345
1,723 PennyMac Mortgage Investment Trust 25,294
904 Perella Weinberg Partners 12,774
273 Piper Jaffray Cos 54,188
397 PJT Partners, Inc 37,421
719 (a) PRA Group, Inc 18,752
675 PROG Holdings, Inc 23,247
2,506 Radian Group, Inc 83,876
3,182 Raymond James Financial, Inc 408,632
1,941 Ready Capital Corp 17,721
1,612 Redwood Trust, Inc 10,268
143 Regional Management Corp 3,462
2,189 (a) Remitly Global, Inc 45,400
1,337 (a) Repay Holdings Corp 14,707
6,918 Rithm Capital Corp 77,205
10,926 (a) Robinhood Markets, Inc 219,940
2,233 (a),(b) Rocket Cos, Inc 32,490
5,232 S&P Global, Inc 2,225,954
1,617 SEI Investments Co 116,262
854 (a),(b) Shift4 Payments, Inc 56,424
184 Silvercrest Asset Management Group, Inc 2,909

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
4,701 SLM Corp $ 102,435
15,128 (a),(b) SoFi Technologies, Inc 110,434
5,018 Starwood Property Trust, Inc 102,016
5,168 State Street Corp 399,590
809 StepStone Group, Inc 28,914
1,604 Stifel Financial Corp 125,385
4,668 (a) StoneCo Ltd 77,535
361 (a) StoneX Group, Inc 25,364
474 (a),(b) SWK Holdings Corp 8,257
6,722 Synchrony Financial 289,853
3,710 T Rowe Price Group, Inc 452,323
143 TFS Financial Corp 1,796
5,745 (a) Toast, Inc 143,165
867 TPG RE Finance Trust, Inc 6,693
830 TPG, Inc 37,101
1,734 Tradeweb Markets, Inc 180,631
1,156 Two Harbors Investment Corp 15,305
1,255 (a),(b) Upstart Holdings, Inc 33,747
1,161 UWM Holdings Corp 8,429
208 (a) Velocity Financial, Inc 3,744
84 Victory Capital Holdings, Inc 3,564
1,409 Virtu Financial, Inc 28,913
115 Virtus Investment Partners, Inc 28,518
25,975 Visa, Inc (Class A) 7,249,103
1,567 Voya Financial, Inc 115,833
543 Walker & Dunlop, Inc 54,876
384 Waterstone Financial, Inc 4,673
6,792 Western Union Co 94,952
739 (a) WEX, Inc 175,535
1,867 WisdomTree, Inc 17,158
90 (a) World Acceptance Corp 13,048
5,393 XP, Inc 138,384
TOTAL FINANCIAL SERVICES 65,858,073
FOOD, BEVERAGE & TOBACCO - 2 .5%
176 Alico, Inc 5,153
28,671 Altria Group, Inc 1,250,629
8,894 Archer-Daniels-Midland Co 558,632
1,190 B&G Foods, Inc (Class A) 13,614
980 (a),(b) Beyond Meat, Inc 8,114
157 (a) Boston Beer Co, Inc (Class A) 47,794
349 (a) BRC, Inc 1,494
711 Brown-Forman Corp (Class A) 37,647
3,077 Brown-Forman Corp (Class B) 158,835
2,310 Bunge Global S.A. 236,821
345 Calavo Growers, Inc 9,594
486 Cal-Maine Foods, Inc 28,601
3,182 Campbell Soup Co 141,440
2,436 (a) Celsius Holdings, Inc 201,993
63,215 Coca-Cola Co 3,867,494
72 Coca-Cola Consolidated Inc 60,942
7,729 ConAgra Brands, Inc 229,088
2,540 Constellation Brands, Inc (Class A) 690,270
2,764 (a) Darling International, Inc 128,554
751 Dole plc 8,959
454 (a) Duckhorn Portfolio, Inc 4,227
2,984 Flowers Foods, Inc 70,870
499 Fresh Del Monte Produce, Inc 12,929
752 (a) Freshpet, Inc 87,127
9,672 General Mills, Inc 676,750
1,593 (a) Hain Celestial Group, Inc 12,521
2,439 Hershey Co 474,385
4,724 Hormel Foods Corp 164,820

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
1,093 Ingredion, Inc $ 127,717
1,388 (a) Ispire Technology, Inc 8,508
277 J&J Snack Foods Corp 40,043
1,619 J.M. Smucker Co 203,784
199 John B Sanfilippo & Son, Inc 21,078
4,228 Kellogg Co 242,222
15,409 Keurig Dr Pepper, Inc 472,594
12,525 Kraft Heinz Co 462,172
2,489 Lamb Weston Holdings, Inc 265,153
364 Lancaster Colony Corp 75,577
302 Limoneira Co 5,907
4,238 McCormick & Co, Inc 325,521
203 MGP Ingredients, Inc 17,484
926 (a) Mission Produce, Inc 10,992
3,002 Molson Coors Brewing Co (Class B) 201,884
22,072 Mondelez International, Inc 1,545,040
12,214 (a) Monster Beverage Corp 724,046
366 (a) National Beverage Corp 17,370
22,435 PepsiCo, Inc 3,926,349
25,284 Philip Morris International, Inc 2,316,520
908 (a) Pilgrim's Pride Corp 31,163
1,006 (a) Post Holdings, Inc 106,918
2,638 Primo Water Corp 48,038
4 Seaboard Corp 12,896
134 (a) Seneca Foods Corp 7,625
1,484 (a) Simply Good Foods Co 50,501
1,555 (a) SunOpta, Inc 10,683
964 (a) TreeHouse Foods, Inc 37,548
190 Turning Point Brands, Inc 5,567
4,889 Tyson Foods, Inc (Class A) 287,131
619 Universal Corp 32,015
803 Utz Brands, Inc 14,807
2,682 Vector Group Ltd 29,395
454 (a) Vita Coco Co, Inc 11,091
420 (a) Vital Farms, Inc 9,765
1,057 WK Kellogg Co 19,872
TOTAL FOOD, BEVERAGE & TOBACCO 20,914,273
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
4,258 (a),(b) 23andMe Holding Co 2,265
28,268 Abbott Laboratories 3,212,941
1,593 (a) Acadia Healthcare Co, Inc 126,197
1,237 (a) Accolade, Inc 12,964
1,473 (a) Accuray, Inc 3,638
1,314 (a) AdaptHealth Corp 15,124
230 (a) Addus HomeCare Corp 23,768
317 (a) Agiliti, Inc 3,208
4,406 (a),(b) agilon health, Inc 26,877
1,212 (a) Align Technology, Inc 397,439
1,430 (a) Alignment Healthcare, Inc 7,093
996 (a) Alphatec Holdings, Inc 13,735
326 (a) Amedisys, Inc 30,044
12,650 (a) American Well Corp 10,255
2,642 AmerisourceBergen Corp 641,980
740 (a) AMN Healthcare Services, Inc 46,257
563 (a) Angiodynamics, Inc 3,305
640 (a) Apollo Medical Holdings, Inc 26,874
673 (a) AtriCure, Inc 20,473
27 Atrion Corp 12,516
725 (a) Avanos Medical, Inc 14,435
2,914 (a) Aveanna Healthcare Holdings, Inc 7,256
560 (a) Axogen, Inc 4,519
738 (a) Axonics, Inc 50,900

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
8,045 Baxter International, Inc $ 343,843
4,748 Becton Dickinson & Co 1,174,893
497 (a) Beyond Air, Inc 865
23,715 (a) Boston Scientific Corp 1,624,240
2,873 (a) Brookdale Senior Living, Inc 18,991
4,314 (a),(b) Butterfly Network, Inc 4,659
4,154 Cardinal Health, Inc 464,833
373 (a) Castle Biosciences, Inc 8,262
8,769 (a) Centene Corp 688,191
1,866 (a) Certara, Inc 33,364
2,819 (a) Cerus Corp 5,328
223 Chemed Corp 143,150
4,796 Cigna Group 1,741,859
458 (a) ClearPoint Neuro, Inc 3,114
168 (a) Computer Programs & Systems, Inc 1,549
422 Conmed Corp 33,794
3,240 (a) Cooper Cos, Inc 328,730
163 (a) Corvel Corp 42,862
544 (a) Cross Country Healthcare, Inc 10,184
480 (a) CryoLife, Inc 10,157
210 (a) CVRx, Inc 3,824
21,004 CVS Health Corp 1,675,279
858 (a) DaVita, Inc 118,447
485 (a) Definitive Healthcare Corp 3,914
3,750 Dentsply Sirona, Inc 124,462
6,275 (a) DexCom, Inc 870,342
1,250 (a) DocGo, Inc 5,050
1,826 (a) Doximity, Inc 49,138
9,985 (a) Edwards Lifesciences Corp 954,167
3,859 Elevance Health, Inc 2,001,046
985 Embecta Corp 13,071
1,608 Encompass Health Corp 132,789
804 (a) Enhabit, Inc 9,367
653 (a) Enovis Corp 40,780
981 Ensign Group, Inc 122,056
2,830 (a) Envista Holdings Corp 60,505
1,677 (a) Evolent Health, Inc 54,989
2,133 (a) Figs, Inc 10,622
350 (a) Fulgent Genetics, Inc 7,595
6,722 GE HealthCare Technologies, Inc 611,097
710 (a) Glaukos Corp 66,946
2,138 (a) Globus Medical, Inc 114,682
1,770 (a) Guardant Health, Inc 36,515
886 (a) Haemonetics Corp 75,620
3,238 HCA, Inc 1,079,970
737 (a) Health Catalyst, Inc 5,550
1,338 (a) HealthEquity, Inc 109,221
399 HealthStream, Inc 10,637
2,395 (a) Henry Schein, Inc 180,870
2,089 (a) Hims & Hers Health, Inc 32,317
3,942 (a) Hologic, Inc 307,318
2,058 Humana, Inc 713,550
362 (a) ICU Medical, Inc 38,850
1,356 (a) IDEXX Laboratories, Inc 732,145
779 (a) Inari Medical, Inc 37,376
338 (a) InfuSystem Holdings, Inc 2,897
1,218 (a) Inmode Ltd 26,321
200 (a) Innovage Holding Corp 888
655 (a) Inogen, Inc 5,286
465 (a) Inspire Medical Systems, Inc 99,877
1,159 (a) Insulet Corp 198,653
572 (a) Integer Holdings Corp 66,741
1,378 (a) Integra LifeSciences Holdings Corp 48,850

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
5,700 (a) Intuitive Surgical, Inc $ 2,274,813
96 iRadimed Corp 4,223
477 (a) iRhythm Technologies, Inc 55,332
229 (a),(b) Joint Corp 2,991
1,393 Laboratory Corp of America Holdings 304,315
1,098 (a) Lantheus Holdings, Inc 68,340
236 LeMaitre Vascular, Inc 15,661
1,584 (a),(b) LifeStance Health Group, Inc 9,773
892 (a) LivaNova plc 49,898
671 (a) Masimo Corp 98,536
2,233 McKesson Corp 1,198,786
21,689 Medtronic plc 1,890,196
985 (a) Merit Medical Systems, Inc 74,614
199 (a) ModivCare, Inc 4,667
939 (a) Molina Healthcare, Inc 385,769
734 (a),(b) Nano-X Imaging Ltd 7,171
173 National Healthcare Corp 16,350
208 National Research Corp 8,239
3,187 (a) Neogen Corp 50,291
2,015 (a) NeoGenomics, Inc 31,676
613 (a) Nevro Corp 8,852
1,767 (a) Novocure Ltd 27,618
758 (a) Omnicell, Inc 22,156
8,804 (a),(b) Opko Health, Inc 10,565
366 (a) OptimizeRx Corp 4,447
2,503 (a) Option Care Health, Inc 83,951
1,144 (a) OraSure Technologies, Inc 7,036
473 (a) Orthofix Medical, Inc 6,868
333 (a) OrthoPediatrics Corp 9,710
2,672 (a),(b) Outset Medical, Inc 5,932
1,223 (a) Owens & Minor, Inc 33,889
724 (a) Paragon 28, Inc 8,941
1,530 Patterson Cos, Inc 42,304
1,431 (a) Pediatrix Medical Group, Inc 14,353
524 (a) Pennant Group, Inc 10,286
597 (a) Penumbra, Inc 133,238
419 (a) PetIQ, Inc 7,659
771 (a) Phreesia, Inc 18,450
1,445 Premier, Inc 31,935
961 (a) Privia Health Group, Inc 18,826
555 (a) PROCEPT BioRobotics Corp 27,428
1,198 (a) Progyny, Inc 45,704
2,372 (a) Project Roadrunner Parent, Inc 30,551
1,215 (a) Pulmonx Corp 11,263
1,740 Quest Diagnostics, Inc 231,611
828 (a) QuidelOrtho Corp 39,694
727 (a) Quipt Home Medical Corp 3,177
689 (a) RadNet, Inc 33,527
1,441 (a) Repro-Med Systems, Inc 3,401
2,381 Resmed, Inc 471,509
375 (a) RxSight, Inc 19,343
896 (a) Schrodinger, Inc 24,192
1,678 Select Medical Holdings Corp 50,592
5,090 (a) Sharecare, Inc 3,907
594 (a) Shockwave Medical, Inc 193,424
442 (a) SI-BONE, Inc 7,236
548 (a) Silk Road Medical, Inc 10,039
227 Simulations Plus, Inc 9,341
793 (a) STAAR Surgical Co 30,356
1,629 STERIS plc 366,232
5,818 Stryker Corp 2,082,088
987 (a) Surgery Partners, Inc 29,442
300 (a) SurModics, Inc 8,802

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
280 (a) Tactile Systems Technology, Inc $ 4,550
1,069 (a) Tandem Diabetes Care, Inc 37,853
495 (a) Tela Bio, Inc 2,807
2,648 (a) Teladoc Health, Inc 39,985
818 Teleflex, Inc 185,007
1,754 (a) Tenet Healthcare Corp 184,363
495 (a),(b) TransMedics Group, Inc 36,600
533 (a) Treace Medical Concepts, Inc 6,956
159 (a) UFP Technologies, Inc 40,100
15,181 UnitedHealth Group, Inc 7,510,041
1,068 Universal Health Services, Inc (Class B) 194,867
187 US Physical Therapy, Inc 21,107
80 Utah Medical Products, Inc 5,689
587 (a) Varex Imaging Corp 10,625
2,386 (a) Veeva Systems, Inc 552,812
611 (a) Viemed Healthcare, Inc 5,762
3,486 Zimmer Biomet Holdings, Inc 460,082
516 (a) Zimvie, Inc 8,509
374 (a),(b) Zynex, Inc 4,626
TOTAL HEALTH CARE EQUIPMENT & SERVICES 42,360,408
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
2,141 (a) BellRing Brands, Inc 126,383
160 (a) Central Garden & Pet Co 6,853
765 (a) Central Garden and Pet Co (Class A) 28,244
3,985 Church & Dwight Co, Inc 415,675
2,121 Clorox Co 324,746
13,335 Colgate-Palmolive Co 1,200,817
5,109 (a) Coty, Inc 61,104
893 Edgewell Personal Care Co 34,505
785 (a) elf Beauty, Inc 153,884
1,154 Energizer Holdings, Inc 33,974
3,871 Estee Lauder Cos (Class A) 596,715
1,810 (a) Herbalife Ltd 18,190
253 Inter Parfums, Inc 35,549
28,143 Kenvue, Inc 603,949
5,423 Kimberly-Clark Corp 701,465
188 Medifast, Inc 7,204
140 (a) Nature's Sunshine Products, Inc 2,908
938 Nu Skin Enterprises, Inc (Class A) 12,973
61 Oil-Dri Corp of America 4,548
1,877 (a) Olaplex Holdings, Inc 3,604
38,372 Procter & Gamble Co 6,225,857
871 Reynolds Consumer Products, Inc 24,876
432 Spectrum Brands Holdings, Inc 38,452
180 (a) USANA Health Sciences, Inc 8,730
1,168 (a) Waldencast plc 7,592
266 WD-40 Co 67,380
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,746,177
INSURANCE - 2 .3%
9,741 Aflac, Inc 836,362
4,334 Allstate Corp 749,825
699 (a) AMBAC Financial Group, Inc 10,925
998 American Equity Investment Life Holding Co 56,108
1,177 American Financial Group, Inc 160,637
11,694 American International Group, Inc 914,120
299 Amerisafe, Inc 15,001
3,245 Aon plc 1,082,921
5,924 (a) Arch Capital Group Ltd 547,615
801 Assurant, Inc 150,780
1,117 Assured Guaranty Ltd 97,458
1,011 Axis Capital Holdings Ltd 65,735
1,215 (a) Brighthouse Financial, Inc 62,621

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
4,079 Brown & Brown, Inc $ 357,076
891 (a) BRP Group, Inc 25,786
6,593 Chubb Ltd 1,708,444
2,414 Cincinnati Financial Corp 299,746
261 CNA Financial Corp 11,855
1,716 CNO Financial Group, Inc 47,156
428 Donegal Group, Inc (Class A) 6,052
494 (a) eHealth, Inc 2,979
488 Employers Holdings, Inc 22,150
136 (a) Enstar Group Ltd 42,263
638 Everest Re Group Ltd 253,605
311 F&G Annuities & Life, Inc 12,611
774 Fidelis Insurance Holdings Ltd 15,078
4,587 Fidelity National Financial, Inc 243,570
1,450 First American Financial Corp 88,522
3,438 Gallagher (Arthur J.) & Co 859,638
8,098 (a) Genworth Financial, Inc (Class A) 52,070
1,450 Globe Life, Inc 168,736
286 (a) Goosehead Insurance, Inc 19,053
928 (a) Greenlight Capital Re Ltd (Class A) 11,572
476 Hanover Insurance Group, Inc 64,817
4,918 Hartford Financial Services Group, Inc 506,800
121 HCI Group, Inc 14,046
370 (a),(b) Hippo Holdings, Inc 6,760
637 Horace Mann Educators Corp 23,563
23 Investors Title Co 3,753
648 James River Group Holdings Ltd 6,026
1,193 Kemper Corp 73,871
347 Kinsale Capital Group, Inc 182,085
657 (a),(b) Lemonade, Inc 10,781
2,242 Lincoln National Corp 71,587
3,042 Loews Corp 238,158
217 (a) Markel Corp 330,161
8,048 Marsh & McLennan Cos, Inc 1,657,727
1,028 MBIA, Inc 6,949
429 Mercury General Corp 22,136
10,526 Metlife, Inc 780,082
35 National Western Life Group, Inc 17,219
579 (a) NI Holdings, Inc 8,772
4,244 Old Republic International Corp 130,376
2,430 (a) Oscar Health, Inc 36,134
391 (a) Palomar Holdings, Inc 32,778
614 Primerica, Inc 155,317
4,172 Principal Financial Group 360,085
820 ProAssurance Corp 10,545
9,583 Progressive Corp 1,981,956
6,065 Prudential Financial, Inc 712,031
1,153 Reinsurance Group of America, Inc (Class A) 222,391
759 RenaissanceRe Holdings Ltd 178,388
600 RLI Corp 89,082
1,227 Ryan Specialty Holdings, Inc 68,098
227 Safety Insurance Group, Inc 18,657
1,030 Selective Insurance Group, Inc 112,445
1,153 (a) SiriusPoint Ltd 14,655
355 (a) Skyward Specialty Insurance Group, Inc 13,281
351 Stewart Information Services Corp 22,836
433 Tiptree, Inc 7,482
3,757 Travelers Cos, Inc 864,636
628 (a),(b) Trupanion, Inc 17,339
338 United Fire Group, Inc 7,358
503 Universal Insurance Holdings, Inc 10,221
3,169 Unum Group 170,049
3,558 W.R. Berkley Corp 314,670

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
41 White Mountains Insurance Group Ltd $ 73,566
1,727 Willis Towers Watson plc 474,925
TOTAL INSURANCE 19,122,664
MATERIALS - 2 .7%
350 (a),(b) 5E Advanced Materials, Inc 469
461 AdvanSix, Inc 13,185
3,629 Air Products & Chemicals, Inc 879,198
1,837 Albemarle Corp 242,006
3,014 Alcoa Corp 101,843
2,222 (a) Allegheny Technologies, Inc 113,700
188 Alpha Metallurgical Resources, Inc 62,260
24,122 Amcor plc 229,400
429 American Vanguard Corp 5,556
939 Aptargroup, Inc 135,113
16,825 (a),(b) Arcadium Lithium plc 72,516
243 Arch Resources, Inc 39,072
1,615 Ardagh Metal Packaging S.A. 5,539
912 Ashland, Inc 88,801
821 (a) Aspen Aerogels, Inc 14,450
1,297 Avery Dennison Corp 289,555
1,490 Avient Corp 64,666
3,718 (a) Axalta Coating Systems Ltd 127,862
605 Balchem Corp 93,745
5,069 Ball Corp 341,448
1,792 Berry Global Group, Inc 108,380
953 Cabot Corp 87,867
235 Caledonia Mining Corp plc 2,601
799 Carpenter Technology Corp 57,065
1,534 Celanese Corp (Series A) 263,633
831 (a) Century Aluminum Co 12,789
3,003 CF Industries Holdings, Inc 249,880
1,404 Chemours Co 36,869
261 (a) Clearwater Paper Corp 11,414
8,514 (a) Cleveland-Cliffs, Inc 193,608
4,597 (a) Coeur Mining, Inc 17,331
1,719 Commercial Metals Co 101,026
532 Compass Minerals International, Inc 8,374
1,802 (a) Constellium SE 39,842
12,062 Corteva, Inc 695,616
1,750 Crown Holdings, Inc 138,705
1,053 (a) Dakota Gold Corp 2,496
1,647 (a) Danimer Scientific, Inc 1,795
11,544 Dow, Inc 668,744
7,181 DuPont de Nemours, Inc 550,567
591 Eagle Materials, Inc 160,604
2,121 Eastman Chemical Co 212,567
4,005 Ecolab, Inc 924,755
868 (a) Ecovyst, Inc 9,678
3,499 Element Solutions, Inc 87,405
2,023 FMC Corp 128,865
23,478 Freeport-McMoRan, Inc (Class B) 1,103,936
400 FutureFuel Corp 3,220
25,588 (a),(b) Ginkgo Bioworks Holdings, Inc 29,682
658 (a) Glatfelter Corp 1,316
4,828 Graphic Packaging Holding Co 140,881
395 Greif, Inc (Class A) 27,275
87 Greif, Inc (Class B) 6,048
784 H.B. Fuller Co 62,516
284 Hawkins, Inc 21,811
193 Haynes International, Inc 11,603
9,435 Hecla Mining Co 45,382
3,269 Huntsman Corp 85,092

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
2,702 (a),(b) i-80 Gold Corp $ 3,621
749 (a) Ingevity Corp 35,727
373 Innospec, Inc 48,095
4,277 International Flavors & Fragrances, Inc 367,779
5,992 International Paper Co 233,808
149 (a) Intrepid Potash, Inc 3,108
806 (a) Ivanhoe Electric, Inc 7,899
261 Kaiser Aluminum Corp 23,323
749 (a) Knife River Corp 60,729
315 Koppers Holdings, Inc 17,379
357 Kronos Worldwide, Inc 4,213
7,897 Linde plc 3,666,735
1,222 Louisiana-Pacific Corp 102,538
542 (a) LSB Industries, Inc 4,759
4,182 LyondellBasell Industries NV 427,735
1,026 Martin Marietta Materials, Inc 629,902
300 Materion Corp 39,525
402 Minerals Technologies, Inc 30,263
5,590 Mosaic Co 181,451
1,500 (a),(b) MP Materials Corp 21,450
371 Myers Industries, Inc 8,596
95 NewMarket Corp 60,289
19,094 Newmont Goldcorp Corp 684,329
3,868 (a) Novagold Resources, Inc 11,604
4,049 Nucor Corp 801,297
2,868 (a) O-I Glass, Inc 47,580
2,013 Olin Corp 118,364
163 Olympic Steel, Inc 11,553
1,636 (a),(b) Origin Materials, Inc 834
1,050 Orion S.A. 24,696
1,523 Packaging Corp of America 289,035
499 Pactiv Evergreen, Inc 7,146
2,514 (a) Perimeter Solutions S.A. 18,654
282 (a),(b) Piedmont Lithium, Inc 3,756
3,717 PPG Industries, Inc 538,593
201 Quaker Chemical Corp 41,255
74 Ramaco Resources, Inc 929
376 Ramaco Resources, Inc 6,332
564 (a) Ranpak Holdings Corp 4,439
877 (a) Rayonier Advanced Materials, Inc 4,192
938 Reliance Steel & Aluminum Co 313,461
1,158 Royal Gold, Inc 141,056
1,998 RPM International, Inc 237,662
272 Ryerson Holding Corp 9,112
421 Schnitzer Steel Industries, Inc (Class A) 8,896
1,019 Schweitzer-Mauduit International, Inc 19,106
716 Scotts Miracle-Gro Co (Class A) 53,406
2,582 Sealed Air Corp 96,050
804 Sensient Technologies Corp 55,629
3,871 Sherwin-Williams Co 1,344,514
1,204 Silgan Holdings, Inc 58,466
1,617 Sonoco Products Co 93,527
1,339 Southern Copper Corp 142,630
3,317 SSR Mining, Inc 14,794
2,576 Steel Dynamics, Inc 381,840
410 Stepan Co 36,916
2,029 (a) Summit Materials, Inc 90,433
1,010 SunCoke Energy, Inc 11,383
619 Sylvamo Corp 38,217
717 (a) TimkenSteel Corp 15,953
394 Tredegar Corp 2,569
716 Trimas Corp 19,139
733 Trinseo plc 2,771

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
1,767 Tronox Holdings plc $ 30,657
30 United States Lime & Minerals, Inc 8,944
3,441 United States Steel Corp 140,324
2,163 Vulcan Materials Co 590,326
816 Warrior Met Coal, Inc 49,531
559 Westlake Chemical Corp 85,415
4,393 Westrock Co 217,234
702 Worthington Industries, Inc 43,685
702 Worthington Steel, Inc 25,167
TOTAL MATERIALS 22,203,947
MEDIA & ENTERTAINMENT - 7 .4%
988 (a) Advantage Solutions, Inc 4,278
81,973 (a) Alphabet, Inc 12,481,209
97,041 (a) Alphabet, Inc (Class A) 14,646,398
116 (a) AMC Entertainment Holdings, Inc 432
543 (a) AMC Networks, Inc 6,587
170 (a) Atlanta Braves Holdings, Inc 7,123
632 (a) Atlanta Braves Holdings, Inc 24,686
380 (a) Boston Omaha Corp 5,875
1,441 (a) Bumble, Inc 16,355
92 Cable One, Inc 38,928
1,657 (a) Cargurus, Inc 38,244
1,131 (a) Cars.com, Inc 19,431
1,671 (a) Charter Communications, Inc 485,643
2,021 (a) Cinemark Holdings, Inc 36,317
6,287 (a) Clear Channel Outdoor Holdings, Inc 10,374
64,767 Comcast Corp (Class A) 2,807,649
17 (a) Daily Journal Corp 6,147
632 (a) DHI Group, Inc 1,612
4,314 Electronic Arts, Inc 572,338
1,005 Entravision Communications Corp (Class A) 1,648
1,205 (a) Eventbrite, Inc 6,603
249 (a) EverQuote, Inc 4,621
916 (a) EW Scripps Co (Class A) 3,600
4,099 Fox Corp (Class A) 128,176
2,613 Fox Corp (Class B) 74,784
4,657 (a),(b) fuboTV, Inc 7,358
2,328 (a) Gannett Co, Inc 5,680
1,547 Gray Television, Inc 9,777
1,354 (a) IAC, Inc 72,222
902 (a) IMAX Corp 14,585
556 (a) Integral Ad Science Holding Corp 5,543
6,397 Interpublic Group of Cos, Inc 208,734
693 John Wiley & Sons, Inc (Class A) 26,424
2,046 (a) Liberty Broadband Corp 117,093
365 (a) Liberty Broadband Corp (Class A) 20,849
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 23,379
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 196,800
382 (a) Liberty Media Corp-Liberty Live (Class A) 16,178
869 (a) Liberty Media Corp-Liberty Live (Class C) 38,080
2,909 (a) Liberty Media Corp-Liberty SiriusXM 86,426
1,463 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 43,451
786 (a),(b) Lions Gate Entertainment Corp (Class A) 7,821
1,776 (a) Lions Gate Entertainment Corp (Class B) 16,535
2,523 (a) Live Nation, Inc 266,858
585 (a) Madison Square Garden Entertainment Corp 22,938
336 (a) Madison Square Garden Sports Corp 61,999
2,210 (a) Magnite, Inc 23,757
294 Marcus Corp 4,192
4,748 (a) Match Group, Inc 172,257
278 (a) MediaAlpha, Inc 5,663
36,180 Meta Platforms, Inc 17,568,284

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
6,992 (a) NetFlix, Inc $ 4,246,451
2,867 New York Times Co (Class A) 123,912
6,379 News Corp (Class A) 167,002
1,884 News Corp (Class B) 50,981
582 Nexstar Media Group, Inc 100,273
1,900 (a) Nextdoor Holdings, Inc 4,275
3,273 Omnicom Group, Inc 316,695
692 (a) Outbrain, Inc 2,733
89 Paramount Global (Class A) 1,943
9,969 Paramount Global (Class B) 117,335
9,171 (a) Pinterest, Inc 317,959
1,390 (a) Playstudios, Inc 3,864
896 Playtika Holding Corp 6,317
683 (a) PubMatic, Inc 16,201
1,085 (a) QuinStreet, Inc 19,161
378 (a) Reservoir Media, Inc 2,998
7,676 (a) ROBLOX Corp 293,070
2,026 (a) Roku, Inc 132,034
438 Scholastic Corp 16,517
366 Shutterstock, Inc 16,766
862 (b) Sinclair, Inc 11,611
8,125 (b) Sirius XM Holdings, Inc 31,525
496 (a) Sphere Entertainment Co 24,344
2,335 (a) Spotify Technology S.A. 616,206
1,314 (a) Stagwell, Inc 8,173
2,593 (a) Take-Two Interactive Software, Inc 385,035
378 (a) TechTarget, Inc 12,504
2,032 TEGNA, Inc 30,358
380 (a) Thryv Holdings, Inc 8,447
749 TKO Group Holdings, Inc 64,721
1,758 (a) TripAdvisor, Inc 48,855
1,632 (a) TrueCar, Inc 5,532
2,350 (a) Vimeo, Inc 9,612
448 (a) Vivid Seats, Inc 2,684
29,870 Walt Disney Co 3,654,893
37,145 (a) Warner Bros Discovery, Inc 324,276
736 (a) WideOpenWest, Inc 2,664
1,209 (a) Yelp, Inc 47,635
795 (a) Ziff Davis, Inc 50,117
1,228 (a) ZipRecruiter, Inc 14,110
4,927 (a) ZoomInfo Technologies, Inc 78,980
TOTAL MEDIA & ENTERTAINMENT 61,860,710
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .3%
1,510 (a) 10X Genomics, Inc 56,670
646 (a),(b) 2seventy bio, Inc 3,456
684 (a) 4D Molecular Therapeutics, Inc 21,792
1,031 (a) 89bio, Inc 12,001
306 (a) Aadi Bioscience, Inc 716
28,858 AbbVie, Inc 5,255,042
2,077 (a) Acadia Pharmaceuticals, Inc 38,404
1,090 (a) ACELYRIN, Inc 7,357
997 (a) Aclaris Therapeutics, Inc 1,236
488 (a) Actinium Pharmaceuticals, Inc 3,821
2,888 (a) Adaptive Biotechnologies Corp 9,270
441 (a),(b) Adicet Bio, Inc 1,036
3,230 (a) ADMA Biologics, Inc 21,318
190 (a),(b) Aerovate Therapeutics, Inc 5,618
6,443 (a) Agenus, Inc 3,737
4,743 Agilent Technologies, Inc 690,154
1,081 (a) Agios Pharmaceuticals, Inc 31,608
706 (a) Akero Therapeutics, Inc 17,834
144 (a) Akoya Biosciences, Inc 675

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
717 (a),(b) Aldeyra Therapeutics, Inc $ 2,345
1,021 (a) Alector, Inc 6,146
2,871 (a) Alkermes plc 77,718
1,128 (a) Allakos, Inc 1,421
1,319 (a) Allogene Therapeutics, Inc 5,896
2,045 (a) Alnylam Pharmaceuticals, Inc 305,625
725 (a) Alpine Immune Sciences, Inc 28,739
827 (a),(b) Altimmune, Inc 8,419
1,052 (a),(b) ALX Oncology Holdings, Inc 11,730
8,767 Amgen, Inc 2,492,633
4,499 (a) Amicus Therapeutics, Inc 52,998
2,013 (a) Amneal Pharmaceuticals, Inc 12,199
552 (a) Amphastar Pharmaceuticals, Inc 24,238
760 (a) Amylyx Pharmaceuticals, Inc 2,158
305 (a) AnaptysBio, Inc 6,869
1,126 (a),(b) Anavex Life Sciences Corp 5,731
121 (a) ANI Pharmaceuticals, Inc 8,365
216 (a) Anika Therapeutics, Inc 5,486
1,130 (a) Annexon, Inc 8,102
1,622 (a) Apellis Pharmaceuticals, Inc 95,341
655 (a) Apogee Therapeutics, Inc 43,525
1,513 (a),(b) Arbutus Biopharma Corp 3,904
630 (a) Arcellx, Inc 43,816
607 (a) Arcturus Therapeutics Holdings, Inc 20,498
799 (a) Arcus Biosciences, Inc 15,085
2,805 (a) Arcutis Biotherapeutics, Inc 27,798
3,415 (a) Ardelyx, Inc 24,929
1,723 (a) Arrowhead Pharmaceuticals, Inc 49,278
552 (a) ARS Pharmaceuticals, Inc 5,641
937 (a) Arvinas, Inc 38,679
822 (a),(b) Assertio Holdings, Inc 789
425 (a) Astria Therapeutics, Inc 5,982
1,067 (a) Atea Pharmaceuticals, Inc 4,311
338 (a) Aura Biosciences, Inc 2,653
2,219 (a) Aurinia Pharmaceuticals, Inc 11,117
10,369 (a) Avantor, Inc 265,135
989 (a) Avid Bioservices, Inc 6,626
1,080 (a) Avidity Biosciences, Inc 27,562
414 (a) Avita Medical, Inc 6,636
533 (a) Axsome Therapeutics, Inc 42,533
1,068 (a) Beam Therapeutics, Inc 35,287
824 (a) BioAtla, Inc 2,835
2,996 (a) BioCryst Pharmaceuticals, Inc 15,220
2,349 (a) Biogen, Inc 506,515
1,391 (a) Biohaven Ltd 76,074
571 (a) BioLife Solutions, Inc 10,592
3,188 (a) BioMarin Pharmaceutical, Inc 278,440
334 (a),(b) Biomea Fusion, Inc 4,993
379 (a) Bio-Rad Laboratories, Inc (Class A) 131,085
2,628 Bio-Techne Corp 184,985
1,786 (a),(b) Bluebird Bio, Inc 2,286
1,085 (a) Blueprint Medicines Corp 102,923
1,436 (a) Bridgebio Pharma, Inc 44,401
33,305 Bristol-Myers Squibb Co 1,806,130
894 (a) Brooks Automation, Inc 53,890
1,736 Bruker BioSciences Corp 163,080
427 (a) Cabaletta Bio, Inc 7,285
679 (a) Cara Therapeutics, Inc 618
831 (a) CareDx, Inc 8,800
334 (a) Cargo Therapeutics, Inc 7,455
983 (a) Caribou Biosciences, Inc 5,053
525 (a) Carisma Therapeutics, Inc 1,192
656 (a),(b) Cassava Sciences, Inc 13,310

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,958 (a) Catalent, Inc $ 166,979
2,132 (a) Catalyst Pharmaceuticals, Inc 33,984
422 (a),(b) Celcuity, Inc 9,115
777 (a) Celldex Therapeutics, Inc 32,611
397 (a) Century Therapeutics, Inc 1,659
982 (a) Cerevel Therapeutics Holdings, Inc 41,509
321 (a) CG oncology, Inc 14,092
837 (a) Charles River Laboratories International, Inc 226,785
854 (a),(c) Chinook Therapeutics, Inc 333
5,038 (a) Codexis, Inc 17,583
1,087 (a) Cogent Biosciences, Inc 7,305
773 (a) Collegium Pharmaceutical, Inc 30,008
1,591 (a) Compass Therapeutics, Inc 3,150
1,611 (a) Corcept Therapeutics, Inc 40,581
889 (a),(b) CorMedix, Inc 3,769
899 (a) Crinetics Pharmaceuticals, Inc 42,082
670 (a) CryoPort, Inc 11,859
427 (a) Cullinan Oncology, Inc 7,276
1,861 (a) Cytek Biosciences, Inc 12,487
1,451 (a) Cytokinetics, Inc 101,730
10,771 Danaher Corp 2,689,734
722 (a) Day One Biopharmaceuticals, Inc 11,927
610 (a) Deciphera Pharmaceuticals, Inc 9,595
1,799 (a) Denali Therapeutics, Inc 36,915
578 (a) Design Therapeutics, Inc 2,329
139 (a) Disc Medicine, Inc 8,654
1,903 (a) Dynavax Technologies Corp 23,616
1,463 (a) Dyne Therapeutics, Inc 41,535
122 (a),(b) Eagle Pharmaceuticals, Inc 639
648 (a) Edgewise Therapeutics, Inc 11,820
1,580 (a) Editas Medicine, Inc 11,724
7,744 (a) Elanco Animal Health, Inc 126,072
13,843 Eli Lilly & Co 10,769,300
301 (a) Enanta Pharmaceuticals, Inc 5,255
352 (a),(b) Enliven Therapeutics, Inc 6,192
380 (a) Entrada Therapeutics, Inc 5,385
1,213 (a) Erasca, Inc 2,499
533 (a) Evolus, Inc 7,462
2,917 (a) Exact Sciences Corp 201,448
5,221 (a) Exelixis, Inc 123,894
625 (a) EyePoint Pharmaceuticals, Inc 12,919
2,725 (a) Fate Therapeutics, Inc 20,001
410 (a) Foghorn Therapeutics, Inc 2,751
1,498 (a) Fortrea Holdings, Inc 60,130
811 (a) Genelux Corp 5,215
744 (a) Generation Bio Co 3,028
7,738 (a) Geron Corp 25,535
20,515 Gilead Sciences, Inc 1,502,724
1,676 (a),(b) Gritstone bio, Inc 4,307
2,341 (a) Halozyme Therapeutics, Inc 95,232
405 (a) Harmony Biosciences Holdings, Inc 13,600
367 (a),(b) Harrow Health, Inc 4,855
674 (a) Harvard Bioscience, Inc 2,858
7,993 (a) Heron Therapeutics, Inc 22,141
256 (a) HilleVax, Inc 4,257
1,440 (a),(b) Humacyte, Inc 4,478
1,296 (a) ICON plc 435,391
825 (a) Ideaya Biosciences, Inc 36,201
344 (a),(b) IGM Biosciences, Inc 3,320
2,643 (a) Illumina, Inc 362,937
1,915 (a) Immuneering Corp 5,534
2,150 (a),(b) ImmunityBio, Inc 11,546
892 (a) Immunovant, Inc 28,821

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
3,159 (a) Incyte Corp $ 179,968
477 (a) Inhibrx, Inc 16,676
1,186 (a) Innoviva, Inc 18,075
608 (a),(b) Inozyme Pharma, Inc 4,657
1,917 (a) Insmed, Inc 52,008
1,443 (a) Intellia Therapeutics, Inc 39,697
1,517 (a) Intra-Cellular Therapies, Inc 104,976
2,335 (a) Ionis Pharmaceuticals, Inc 101,222
3,405 (a) Iovance Biotherapeutics, Inc 50,462
2,955 (a) IQVIA Holdings, Inc 747,290
2,421 (a) Ironwood Pharmaceuticals, Inc 21,087
343 (a) iTeos Therapeutics, Inc 4,679
205 (a),(b) Janux Therapeutics, Inc 7,718
1,000 (a) Jazz Pharmaceuticals plc 120,420
39,238 Johnson & Johnson 6,207,059
390 (a) KalVista Pharmaceuticals, Inc 4,625
1,306 (a),(b) Karyopharm Therapeutics, Inc 1,972
337 (a) Keros Therapeutics, Inc 22,309
1,049 (a) Kezar Life Sciences, Inc 946
561 (a) Kiniksa Pharmaceuticals Ltd 11,069
557 (a) Kodiak Sciences, Inc 2,930
313 (a) Krystal Biotech, Inc 55,692
1,038 (a) Kura Oncology, Inc 22,141
584 (a) Kymera Therapeutics, Inc 23,477
969 (a) Larimar Therapeutics, Inc 7,355
164 LENZ Therapeutics, Inc 3,665
1,227 (a) Lexicon Pharmaceuticals, Inc 2,945
305 (a) Ligand Pharmaceuticals, Inc (Class B) 22,296
2,773 (a),(b) Lineage Cell Therapeutics, Inc 4,104
933 (a),(b) Liquidia Corp 13,762
349 (a) Longboard Pharmaceuticals, Inc 7,538
4,483 (a),(b) Lyell Immunopharma, Inc 9,997
1,699 (a) MacroGenics, Inc 25,009
221 (a) Madrigal Pharmaceuticals, Inc 59,016
4,140 (a) MannKind Corp 18,754
1,760 (a) Maravai LifeSciences Holdings, Inc 15,259
764 (a) Marinus Pharmaceuticals, Inc 6,907
1,600 (a) MaxCyte, Inc 6,704
396 (a) Medpace Holdings, Inc 160,043
1,264 (a) MeiraGTx Holdings plc 7,672
41,503 Merck & Co, Inc 5,476,321
49 Mesa Laboratories, Inc 5,377
371 (a) Mettler-Toledo International, Inc 493,909
1,942 (a) MiMedx Group, Inc 14,953
215 (a) Mineralys Therapeutics, Inc 2,776
461 (a) Mirum Pharmaceuticals, Inc 11,580
5,371 (a) Moderna, Inc 572,334
579 (a),(b) Monte Rosa Therapeutics, Inc 4,082
456 (a) Morphic Holding, Inc 16,051
287 (a) Mural Oncology PLC 1,403
1,296 (a) Myriad Genetics, Inc 27,631
1,592 (a) Natera, Inc 145,604
1,816 (a) Nautilus Biotechnology, Inc 5,339
1,620 (a) Neurocrine Biosciences, Inc 223,430
653 (a) NGM Biopharmaceuticals, Inc 1,038
1,017 (a) Nkarta, Inc 10,994
1,714 (a),(b) Novavax, Inc 8,193
774 (a) Nurix Therapeutics, Inc 11,378
392 (a) Nuvalent, Inc 29,435
4,693 (a) Nuvation Bio, Inc 17,083
3,824 (a) Ocular Therapeutix, Inc 34,798
486 (a) Olema Pharmaceuticals, Inc 5,502
511 (a),(b) Omega Therapeutics, Inc 1,865

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
115 (a),(c) OmniAb Operations, Inc $ 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 8,108
10,000 (a) Optinose, Inc 14,600
1,082 (a) Organogenesis Holdings, Inc 3,073
2,992 Organon & Co 56,250
684 (a) ORIC Pharmaceuticals, Inc 9,405
1,735 (a) Ovid therapeutics, Inc 5,292
4,140 (a) Pacific Biosciences of California, Inc 15,525
686 (a) Pacira BioSciences, Inc 20,045
5,095 (a),(b) PDS Biotechnology Corp 20,176
205 (a) PepGen, Inc 3,014
2,112 PerkinElmer, Inc 221,760
2,396 Perrigo Co plc 77,127
92,667 Pfizer, Inc 2,571,509
326 (a),(b) Phathom Pharmaceuticals, Inc 3,462
293 Phibro Animal Health Corp 3,788
845 (a) Pliant Therapeutics, Inc 12,591
437 (a) PMV Pharmaceuticals, Inc 743
1,693 (a) Poseida Therapeutics, Inc 5,401
4,045 (a),(b) Precigen, Inc 5,865
2,993 (a) Prelude Therapeutics, Inc 14,187
817 (a) Prestige Consumer Healthcare, Inc. 59,282
667 (a) Prime Medicine, Inc 4,669
1,100 (a),(b) ProKidney Corp 1,804
892 (a) Protagonist Therapeutics, Inc 25,806
672 (a) Prothena Corp plc 16,645
1,091 (a) PTC Therapeutics, Inc 31,737
3,404 QIAGEN NV 146,338
537 (a) Quanterix Corp 12,652
4,583 (a),(b) Quantum-Si, Inc 9,029
734 (a) Rallybio Corp 1,358
468 (a) RAPT Therapeutics, Inc 4,203
2,378 (a),(b) Recursion Pharmaceuticals, Inc 23,709
1,655 (a) Regeneron Pharmaceuticals, Inc 1,592,921
696 (a) REGENXBIO, Inc 14,665
1,583 (a) Relay Therapeutics, Inc 13,139
918 (a) Repligen Corp 168,839
560 (a) Replimune Group, Inc 4,575
1,255 (a) Revance Therapeutics, Inc 6,175
2,180 (a) REVOLUTION Medicines, Inc 70,261
818 (a) Rhythm Pharmaceuticals, Inc 35,444
5,399 (a) Rigel Pharmaceuticals, Inc 7,991
870 (a) Rocket Pharmaceuticals, Inc 23,438
5,899 (a) Roivant Sciences Ltd 62,175
6,056 Royalty Pharma plc 183,921
944 (a) Sage Therapeutics, Inc 17,691
2,069 (a) Sana Biotechnology, Inc 20,690
3,885 (a) Sangamo Therapeutics Inc 2,604
1,450 (a) Sarepta Therapeutics, Inc 187,717
1,798 (a) Savara, Inc 8,954
1,134 (a) Scholar Rock Holding Corp 20,140
424 (a) scPharmaceuticals, Inc 2,128
1,737 (a) Seer, Inc 3,300
842 SIGA Technologies, Inc 7,208
1,974 (a),(c) Sorrento Therapeutics, Inc 2,908
1,436 (a) Sotera Health Co 17,246
896 (a) SpringWorks Therapeutics, Inc 44,101
622 (a),(b) Stoke Therapeutics, Inc 8,397
1,773 (a),(b) Summit Therapeutics, Inc 7,340
725 (a) Supernus Pharmaceuticals, Inc 24,730
730 (a) Sutro Biopharma, Inc 4,125
1,070 (a) Syndax Pharmaceuticals, Inc 25,466

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
905 (a) Tango Therapeutics, Inc $ 7,186
356 (a) Tarsus Pharmaceuticals, Inc 12,941
1,087 (a) Tenaya Therapeutics, Inc 5,685
693 (a) Terns Pharmaceuticals, Inc 4,546
2,359 (a) TG Therapeutics, Inc 35,880
1,031 (a),(b) Theravance Biopharma, Inc 9,248
6,302 Thermo Fisher Scientific, Inc 3,662,785
1,139 (a) Third Harmonic Bio, Inc 10,752
940 (a) Travere Therapeutics, Inc 7,247
941 (a) Twist Bioscience Corp 32,286
356 (a) Tyra Biosciences, Inc 5,838
1,092 (a) Ultragenyx Pharmaceutical, Inc 50,985
751 (a) United Therapeutics Corp 172,520
424 (a),(b) UroGen Pharma Ltd 6,360
819 (a) Vanda Pharmaceuticals, Inc 3,366
1,457 (a) Vaxcyte, Inc 99,528
732 (a) Ventyx Biosciences, Inc 4,026
550 (a) Vera Therapeutics, Inc 23,716
1,155 (a) Veracyte, Inc 25,595
796 (a) Vericel Corp 41,408
4,221 (a) Vertex Pharmaceuticals, Inc 1,764,420
2,131 (a) Verve Therapeutics, Inc 28,300
18,237 Viatris, Inc 217,750
311 (a) Vigil Neuroscience, Inc 1,061
1,580 (a) Viking Therapeutics, Inc 129,560
1,193 (a) Vir Biotechnology, Inc 12,085
609 (a) Viridian Therapeutics, Inc 10,664
908 (a) Vor BioPharma, Inc 2,152
496 (a) Voyager Therapeutics, Inc 4,618
956 (a) Waters Corp 329,084
909 (a) WaVe Life Sciences Ltd 5,609
1,202 West Pharmaceutical Services, Inc 475,643
2,079 (a) X4 Pharmaceuticals, Inc 2,890
962 (a) Xencor, Inc 21,289
3,180 (a) Xeris Biopharma Holdings, Inc 7,028
616 (a) Y-mAbs Therapeutics, Inc 10,016
788 (a) Zentalis Pharmaceuticals, Inc 12,419
597 (a) Zevra Therapeutics, Inc 3,463
7,641 Zoetis, Inc 1,292,934
888 (a) Zymeworks, Inc 9,342
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,894,449
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
2,208 (a) Anywhere Real Estate, Inc 13,645
5,065 (a) CBRE Group, Inc 492,521
5,041 (a) Compass, Inc 18,148
2,415 (a) Cushman & Wakefield plc 25,261
2,419 DigitalBridge Group, Inc 46,614
1,408 Douglas Elliman, Inc 2,225
1,235 (b) eXp World Holdings, Inc 12,757
240 (a) Forestar Group, Inc 9,646
102 (a) FRP Holdings, Inc 6,263
692 (a) Howard Hughes Holdings, Inc 50,253
843 (a) Jones Lang LaSalle, Inc 164,461
2,137 Kennedy-Wilson Holdings, Inc 18,335
406 Marcus & Millichap, Inc 13,873
252 (a) Maui Land & Pineapple Co, Inc 5,458
2,520 Newmark Group, Inc 27,947
8,902 (a) Opendoor Technologies, Inc 26,973
349 Re/Max Holdings, Inc 3,061
1,711 (a),(b) Redfin Corp 11,378
497 RMR Group, Inc 11,928
747 St. Joe Co 43,303

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
152 (a) Stratus Properties, Inc $ 3,470
268 (a) Tejon Ranch Co 4,130
181 (a) Transcontinental Realty Investors, Inc 6,815
1,056 (a) Zillow Group, Inc (Class A) 50,540
2,670 (a) Zillow Group, Inc (Class C) 130,243
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,199,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .9%
759 (a) ACM Research, Inc 22,117
26,196 (a) Advanced Micro Devices, Inc 4,728,116
407 (a),(b) Aehr Test Systems 5,047
932 (a) Allegro MicroSystems, Inc 25,127
441 (a) Alpha & Omega Semiconductor Ltd 9,720
567 (a) Ambarella, Inc 28,787
1,455 Amkor Technology, Inc 46,909
8,134 Analog Devices, Inc 1,608,824
13,705 Applied Materials, Inc 2,826,382
320 (a) Atomera, Inc 1,971
510 (a) Axcelis Technologies, Inc 56,875
7,046 Broadcom, Inc 9,338,839
333 (a) Ceva, Inc 7,562
1,003 (a) Cirrus Logic, Inc 92,838
772 (a) Cohu, Inc 25,731
1,608 (a) Credo Technology Group Holding Ltd 34,074
836 (a) Diodes, Inc 58,938
2,193 (a) Enphase Energy, Inc 265,309
2,352 Entegris, Inc 330,550
1,763 (a) First Solar, Inc 297,594
1,150 (a) Formfactor, Inc 52,474
1,173 (a),(b) GLOBALFOUNDRIES, Inc 61,125
434 (a) Ichor Holdings Ltd 16,761
346 (a) Impinj, Inc 44,430
2,044 (a),(b) indie Semiconductor, Inc 14,472
68,976 Intel Corp 3,046,670
173 (a) inTEST Corp 2,292
2,229 KLA Corp 1,557,113
970 Kulicke & Soffa Industries, Inc 48,801
2,150 Lam Research Corp 2,088,875
2,413 (a) Lattice Semiconductor Corp 188,769
799 (a) MACOM Technology Solutions Holdings, Inc 76,416
14,049 Marvell Technology, Inc 995,793
384 (a),(b) Maxeon Solar Technologies Ltd 1,279
1,137 (a) MaxLinear, Inc 21,228
8,819 Microchip Technology, Inc 791,152
17,668 Micron Technology, Inc 2,082,881
1,013 MKS Instruments, Inc 134,729
741 Monolithic Power Systems, Inc 501,968
1,749 (a) Navitas Semiconductor Corp 8,343
85 NVE Corp 7,665
38,863 Nvidia Corp 35,115,052
6,919 (a) ON Semiconductor Corp 508,892
943 (a) Onto Innovation, Inc 170,758
409 (a) PDF Solutions, Inc 13,771
1,020 (a) Photronics, Inc 28,886
990 Power Integrations, Inc 70,835
1,660 (a) Qorvo, Inc 190,618
18,218 QUALCOMM, Inc 3,084,307
1,794 (a) Rambus, Inc 110,887
1,200 (a) Semtech Corp 32,988
591 (a) Silicon Laboratories, Inc 84,939
272 (a) SiTime Corp 25,359
106 (a) SkyWater Technology, Inc 1,078
2,569 Skyworks Solutions, Inc 278,274

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
592 (a) SMART Global Holdings, Inc $ 15,581
653 (a) Synaptics, Inc 63,707
2,512 Teradyne, Inc 283,429
14,758 Texas Instruments, Inc 2,570,991
398 (a) Transphorm, Inc 1,954
789 (a) Ultra Clean Holdings 36,247
754 Universal Display Corp 127,011
729 (a) Veeco Instruments, Inc 25,639
1,949 (a) Wolfspeed, Inc 57,496
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 74,453,245
SOFTWARE & SERVICES - 12 .0%
1,702 (a) 8x8, Inc 4,595
978 A10 Networks, Inc 13,389
10,296 Accenture plc 3,568,697
2,058 (a) ACI Worldwide, Inc 68,346
1,587 Adeia, Inc 17,330
7,410 (a) Adobe, Inc 3,739,086
400 (a) Agilysys, Inc 33,704
2,449 (a) Akamai Technologies, Inc 266,353
790 (a) Alarm.com Holdings, Inc 57,251
641 (a) Alkami Technology, Inc 15,749
708 (a) Altair Engineering, Inc 60,994
1,940 Amdocs Ltd 175,318
370 American Software, Inc (Class A) 4,237
894 (a) Amplitude, Inc 9,727
1,382 (a) Ansys, Inc 479,775
306 (a) Appfolio, Inc 75,502
674 (a) Appian Corp 26,926
1,093 (a),(b) Applied Digital Corp 4,678
3,312 (a) AppLovin Corp 229,257
1,411 (a) Asana, Inc 21,856
492 (a) Aspentech Corp 104,934
343 (a) Asure Software, Inc 2,669
2,559 (a) Atlassian Corp Ltd 499,287
3,498 (a) Autodesk, Inc 910,949
2,036 (a) AvePoint, Inc 16,125
2,852 Bentley Systems, Inc 148,931
6,383 (a),(b) BigBear.ai Holdings, Inc 13,085
1,087 (a) BigCommerce Holdings, Inc 7,489
1,698 (a) BILL Holdings, Inc 116,687
4,938 (a),(b) Bit Digital, Inc 14,172
860 (a) Blackbaud, Inc 63,760
875 (a) BlackLine, Inc 56,508
2,369 (a) Box, Inc 67,090
862 (a) Braze, Inc 38,187
653 (a) Brightcove, Inc 1,267
1,862 (a),(b) C3.ai, Inc 50,404
4,424 (a) Cadence Design Systems, Inc 1,377,103
4,989 (a) CCC Intelligent Solutions Holdings, Inc 59,668
664 (a) Cerence, Inc 10,458
2,239 (a) Ceridian HCM Holding, Inc 148,244
4,767 (a) Cipher Mining, Inc 24,550
3,809 (a) Cleanspark, Inc 80,789
1,277 Clear Secure, Inc 27,162
4,773 (a) Cloudflare, Inc 462,170
8,261 Cognizant Technology Solutions Corp (Class A) 605,449
679 (a) Commvault Systems, Inc 68,871
3,055 (a) Confluent, Inc 93,239
265 (a) Consensus Cloud Solutions, Inc 4,203
164 (a),(b) CoreCard Corp 1,812
485 (a) Couchbase, Inc 12,760
3,481 (a) Crowdstrike Holdings, Inc 1,115,974

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
430 (a) CS Disco, Inc $ 3,496
4,505 (a) Datadog, Inc 556,818
348 (a),(b) Digimarc Corp 9,459
1,549 (a) Digital Turbine, Inc 4,058
1,139 (a) DigitalOcean Holdings, Inc 43,487
3,281 (a) DocuSign, Inc 195,384
895 Dolby Laboratories, Inc (Class A) 74,974
549 (a) Domo, Inc 4,897
1,815 (a) DoubleVerify Holdings, Inc 63,815
4,214 (a) Dropbox, Inc 102,400
3,442 (a) DXC Technology Co 73,005
3,878 (a) Dynatrace, Inc 180,094
3,144 (a) E2open Parent Holdings, Inc 13,959
543 (a) eGain Corp 3,502
1,268 (a) Elastic NV 127,104
349 (a) Enfusion, Inc 3,228
884 (a) Envestnet, Inc 51,192
857 (a) EPAM Systems, Inc 236,669
638 (a) Everbridge, Inc 22,222
472 (a) EverCommerce, Inc 4,446
808 (a) Expensify, Inc 1,487
391 (a) Fair Isaac Corp 488,598
1,817 (a) Fastly, Inc 23,567
1,139 (a) Five9, Inc 70,743
10,750 (a) Fortinet, Inc 734,333
2,409 (a) Freshworks, Inc 43,868
1,279 (a) Gartner, Inc 609,661
9,648 Gen Digital, Inc 216,115
1,431 (a) Gitlab, Inc 83,456
671 (a) Globant S.A. 135,475
2,443 (a) GoDaddy, Inc 289,935
699 (a) Grid Dynamics Holdings, Inc 8,591
1,428 (a) Guidewire Software, Inc 166,662
450 Hackett Group, Inc 10,935
1,459 (a) HashiCorp, Inc 39,320
770 (a) HubSpot, Inc 482,451
112 (a) IBEX Holdings Ltd 1,728
477 (a) Informatica, Inc 16,695
412 Information Services Group, Inc 1,665
227 (a) Instructure Holdings, Inc 4,853
1,021 (a) Intapp, Inc 35,020
539 InterDigital, Inc 57,382
14,866 International Business Machines Corp 2,838,811
4,470 Intuit, Inc 2,905,500
1,086 (a) Jamf Holding Corp 19,928
1,692 (a) Kaltura, Inc 2,284
3,355 (a) Kyndryl Holdings, Inc 73,005
3,520 (a),(b) Liveperson, Inc 3,511
1,208 (a) LiveRamp Holdings, Inc 41,676
1,006 (a) Manhattan Associates, Inc 251,731
3,500 (a) Marathon Digital Holdings, Inc 79,030
5,907 (a) Matterport, Inc 13,350
365 (a) MeridianLink, Inc 6,826
121,715 Microsoft Corp 51,207,935
240 (a),(b) MicroStrategy, Inc (Class A) 409,094
781 (a) Mitek Systems, Inc 11,012
704 (a) Model N, Inc 20,043
1,116 (a) MongoDB, Inc 400,242
1,055 (a) N-able, Inc 13,789
1,156 (a) nCino OpCo, Inc 43,211
2,313 (a) NCR Corp 29,213
1,978 (a),(b) NextNav, Inc 13,015
4,029 (a) Nutanix, Inc 248,670

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,511 (a) Okta, Inc $ 262,701
1,468 (a) Olo, Inc 8,059
710 ON24, Inc 5,069
634 (a) OneSpan, Inc 7,373
25,219 Oracle Corp 3,167,759
1,327 (a) PagerDuty, Inc 30,096
30,894 (a) Palantir Technologies, Inc 710,871
4,907 (a) Palo Alto Networks, Inc 1,394,226
779 (a) Paycor HCM, Inc 15,144
665 (a) Paylocity Holding Corp 114,287
748 Pegasystems, Inc 48,351
509 (a) Perficient, Inc 28,652
682 (a) PowerSchool Holdings, Inc 14,520
1,155 (a) Procore Technologies, Inc 94,906
766 Progress Software Corp 40,835
671 (a) PROS Holdings, Inc 24,377
1,836 (a) PTC, Inc 346,894
877 (a) Q2 Holdings, Inc 46,095
667 (a) Qualys, Inc 111,302
930 (a) Rapid7, Inc 45,607
1,545 (a) Rimini Street, Inc 5,037
1,417 (a) RingCentral, Inc 49,227
3,490 (a) Riot Platforms, Inc 42,718
1,695 Roper Industries, Inc 950,624
15,364 Salesforce, Inc 4,627,330
433 Sapiens International Corp NV 13,925
348 (a) SEMrush Holdings, Inc 4,614
3,422 (a) SentinelOne, Inc 79,767
3,330 (a) ServiceNow, Inc 2,538,792
2,057 (a) Smartsheet, Inc 79,195
5,113 (a) Snowflake, Inc 826,261
668 (a) SolarWinds Corp 8,430
2,307 (a),(b) SoundHound AI, Inc 13,588
307 (a) SoundThinking, Inc 4,875
1,168 (a) Sprinklr, Inc 14,331
904 (a) Sprout Social, Inc 53,978
599 (a) SPS Commerce, Inc 110,755
519 (a) Squarespace, Inc 18,912
2,489 (a) Synopsys, Inc 1,422,464
1,778 (a) Tenable Holdings, Inc 87,887
1,844 (a) Teradata Corp 71,307
6,742 (a),(b) Terawulf, Inc 17,731
1,255 (a) Thoughtworks Holding, Inc 3,175
7,172 (a) Trade Desk, Inc 626,976
143 (a),(b) Tucows, Inc 2,654
2,852 (a) Twilio, Inc 174,400
662 (a) Tyler Technologies, Inc 281,357
6,303 (a) UiPath, Inc 142,889
1,098 (a) Unisys Corp 5,391
4,707 (a) Unity Software, Inc 125,677
1,710 (a) Varonis Systems, Inc 80,661
1,154 (a) Verint Systems, Inc 38,255
1,489 (a) VeriSign, Inc 282,180
945 (a) Viant Technology, Inc 10,074
514 (a) Weave Communications, Inc 5,901
3,233 (a) Workday, Inc 881,801
767 (a) Workiva, Inc 65,042
634 (a) Xperi, Inc 7,646
1,753 (a) Yext, Inc 10,571
1,875 (a) Zeta Global Holdings Corp 20,494
4,218 (a) Zoom Video Communications, Inc 275,731
1,411 (a) Zscaler, Inc 271,801

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,687 (a) Zuora, Inc $ 15,385
TOTAL SOFTWARE & SERVICES 99,892,324
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .7%
380 (a) 908 Devices, Inc 2,869
806 ADTRAN Holdings, Inc 4,385
617 Advanced Energy Industries, Inc 62,922
391 (a) Aeva Technologies, Inc 1,537
1,341 (a),(b) Akoustis Technologies, Inc 793
9,470 Amphenol Corp (Class A) 1,092,364
238,671 Apple, Inc 40,927,303
4,063 (a) Arista Networks, Inc 1,178,189
1,538 (a) Arlo Technologies, Inc 19,456
1,021 (a) Arrow Electronics, Inc 132,179
170 (a) Aviat Networks, Inc 6,518
1,668 Avnet, Inc 82,699
438 Badger Meter, Inc 70,873
126 Bel Fuse, Inc (Class B) 7,599
636 Belden CDT, Inc 58,900
773 Benchmark Electronics, Inc 23,198
909 (a) Calix, Inc 30,142
141 (a) Cambium Networks Corp 608
2,243 CDW Corp 573,715
2,665 (a) Ciena Corp 131,784
66,101 Cisco Systems, Inc 3,299,101
153 (a) Clearfield, Inc 4,719
2,887 Cognex Corp 122,467
2,063 (a) Coherent Corp 125,059
12,431 Corning, Inc 409,726
426 (a) Corsair Gaming, Inc 5,257
775 Crane NXT Co 47,972
485 CTS Corp 22,693
610 (a) Daktronics, Inc 6,076
400 (a) Digi International, Inc 12,772
284 (a) DZS, Inc 375
830 (a) Eastman Kodak Co 4,108
404 (a) ePlus, Inc 31,730
1,500 (a) Evolv Technologies Holdings, Inc 6,675
1,698 (a) Extreme Networks, Inc 19,595
926 (a) F5 Networks, Inc 175,560
653 (a) Fabrinet 123,430
288 (a) FARO Technologies, Inc 6,195
1,454 (a) Harmonic, Inc 19,542
21,096 Hewlett Packard Enterprise Co 374,032
13,685 HP, Inc 413,561
2,966 (a),(b) Infinera Corp 17,885
463 (a) Insight Enterprises, Inc 85,896
2,518 (a),(b) IonQ, Inc 25,155
549 (a) IPG Photonics Corp 49,789
693 (a) Iteris, Inc 3,423
678 (a) Itron, Inc 62,729
2,103 Jabil Inc 281,697
5,587 Juniper Networks, Inc 207,054
2,854 (a) Keysight Technologies, Inc 446,309
548 (a) Kimball Electronics, Inc 11,864
1,352 (a) Knowles Corp 21,767
1,886 (a),(b) Lightwave Logic, Inc 8,826
375 Littelfuse, Inc 90,881
1,153 (a) Lumentum Holdings, Inc 54,595
472 (a) Luna Innovations, Inc 1,513
569 Methode Electronics, Inc 6,930
2,725 (a),(b) MicroVision, Inc 5,014
2,874 (a) Mirion Technologies, Inc 32,677

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
2,676 Motorola Solutions, Inc $ 949,926
342 Napco Security Technologies, Inc 13,735
3,386 NetApp, Inc 355,428
505 (a) Netgear, Inc 7,964
1,389 (a) Netscout Systems, Inc 30,336
829 (a) nLight, Inc 10,777
592 (a) Novanta, Inc 103,464
280 (a) OSI Systems, Inc 39,990
404 (a),(b) PAR Technology Corp 18,325
196 PC Connection, Inc 12,922
521 (a) Plexus Corp 49,401
4,619 (a) Pure Storage, Inc 240,142
1,053 (a) Ribbon Communications, Inc 3,370
262 (a) Rogers Corp 31,097
1,157 (a) Sanmina Corp 71,942
463 (a) Scansource, Inc 20,391
2,874 (a) SmartRent, Inc 7,702
794 (a) Super Micro Computer, Inc 801,964
765 TD SYNNEX Corp 86,521
743 (a) Teledyne Technologies, Inc 318,985
3,962 (a) Trimble Inc 254,994
1,439 (a) TTM Technologies, Inc 22,520
301 (a) Turtle Beach Corp 5,189
96 Ubiquiti, Inc 11,122
1,868 (a),(b) Viasat, Inc 33,792
4,189 (a) Viavi Solutions, Inc 38,078
2,099 Vishay Intertechnology, Inc 47,605
301 (a) Vishay Precision Group, Inc 10,634
2,801 Vontier Corp 127,053
5,297 (a) Western Digital Corp 361,467
2,215 Xerox Holdings Corp 39,648
882 (a) Zebra Technologies Corp (Class A) 265,870
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 55,445,036
TELECOMMUNICATION SERVICES - 0 .8%
422 (a) Anterix, Inc 14,183
895 (a),(b) AST SpaceMobile, Inc 2,595
117,438 AT&T, Inc 2,066,909
251 ATN International, Inc 7,908
378 (a) Bandwidth, Inc 6,902
772 Cogent Communications Group, Inc 50,435
1,064 (a) Consolidated Communications Holdings, Inc 4,596
2,158 (a) EchoStar Corp (Class A) 30,751
3,950 (a) Frontier Communications Parent, Inc 96,775
1,815 (a),(c) GCI Liberty, Inc 18
10,525 (a) Globalstar, Inc 15,472
987 (a) Gogo, Inc 8,666
350 IDT Corp 13,234
2,020 Iridium Communications, Inc 52,843
681 (a) Liberty Latin America Ltd (Class A) 4,747
2,483 (a) Liberty Latin America Ltd (Class C) 17,356
365 (a) Ooma, Inc 3,113
869 Shenandoah Telecom Co 15,095
319 Spok Holdings, Inc 5,088
1,775 Telephone and Data Systems, Inc 28,436
8,115 T-Mobile US, Inc 1,324,530
69,056 Verizon Communications, Inc 2,897,590
TOTAL TELECOMMUNICATION SERVICES 6,667,242
TRANSPORTATION - 1 .7%
1,148 (a) Air Transport Services Group, Inc 15,797
1,656 (a) Alaska Air Group, Inc 71,191
268 Allegiant Travel Co 20,156
141 (a),(b) Amerco, Inc 9,523

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
9,378 (a) American Airlines Group, Inc $ 143,952
424 ArcBest Corp 60,420
128 Avis Budget Group, Inc 15,675
969 (a) Blade Air Mobility, Inc 2,762
1,985 CH Robinson Worldwide, Inc 151,138
767 Costamare, Inc 8,705
185 Covenant Logistics Group, Inc 8,577
32,218 CSX Corp 1,194,321
828 (a) Daseke, Inc 6,872
10,897 Delta Air Lines, Inc 521,639
220 (a),(b) Eagle Bulk Shipping, Inc 13,743
2,397 Expeditors International Washington, Inc 291,403
3,770 FedEx Corp 1,092,320
480 Forward Air Corp 14,933
438 (a),(b) Frontier Group Holdings, Inc 3,552
2,042 FTAI Infrastructure, Inc 12,824
497 Genco Shipping & Trading Ltd 10,104
1,990 Golden Ocean Group Ltd 25,790
1,764 (a) GXO Logistics, Inc 94,833
905 (a) Hawaiian Holdings, Inc 12,064
728 Heartland Express, Inc 8,692
2,161 (a) Hertz Global Holdings, Inc 16,921
1,010 Hub Group, Inc (Class A) 43,652
1,447 JB Hunt Transport Services, Inc 288,315
5,315 (a) JetBlue Airways Corp 39,437
4,016 (a),(b) Joby Aviation, Inc 21,526
877 (a) Kirby Corp 83,596
2,433 Knight-Swift Transportation Holdings, Inc 133,864
666 Landstar System, Inc 128,378
5,019 (a) Lyft, Inc (Class A) 97,118
796 Marten Transport Ltd 14,710
668 Matson, Inc 75,083
3,742 Norfolk Southern Corp 953,724
3,220 Old Dominion Freight Line 706,178
136 (a) PAM Transportation Services, Inc 2,205
580 (a) Radiant Logistics, Inc 3,144
1,622 (a) RXO, Inc 35,473
775 Ryder System, Inc 93,147
1,291 (b) Safe Bulkers, Inc 6,403
425 (a) Saia, Inc 248,625
932 Schneider National, Inc 21,101
802 (a) Skywest, Inc 55,402
10,244 Southwest Airlines Co 299,022
383 (a) Sun Country Airlines Holdings, Inc 5,779
32,210 (a) Uber Technologies, Inc 2,479,848
1,269 U-Haul Holding Co 84,617
9,946 Union Pacific Corp 2,446,020
4,987 (a) United Airlines Holdings, Inc 238,778
11,741 United Parcel Service, Inc (Class B) 1,745,065
122 Universal Truckload Services, Inc 4,498
1,147 Werner Enterprises, Inc 44,871
1,710 (a) XPO, Inc 208,671
TOTAL TRANSPORTATION 14,436,157
UTILITIES - 2 .2%
11,476 AES Corp 205,765
1,097 Allete, Inc 65,425
4,194 Alliant Energy Corp 211,378
1,833 (a) Altus Power, Inc 8,762
4,249 Ameren Corp 314,256
8,480 American Electric Power Co, Inc 730,128
745 American States Water Co 53,819
3,189 American Water Works Co, Inc 389,728

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
111 Artesian Resources Corp $ 4,119
2,236 Atmos Energy Corp 265,793
1,522 Avangrid, Inc 55,462
1,326 Avista Corp 46,437
1,043 Black Hills Corp 56,948
1,865 Brookfield Infrastructure Corp 67,215
2,251 Brookfield Renewable Corp 55,307
829 (a) Cadiz, Inc 2,404
934 California Water Service Group 43,412
10,119 Centerpoint Energy, Inc 288,290
358 Chesapeake Utilities Corp 38,413
545 Clearway Energy, Inc (Class A) 11,723
1,281 Clearway Energy, Inc (Class C) 29,527
4,975 CMS Energy Corp 300,191
5,611 Consolidated Edison, Inc 509,535
268 Consolidated Water Co, Inc 7,855
5,255 Constellation Energy Corp 971,387
13,750 Dominion Energy, Inc 676,362
3,346 DTE Energy Co 375,220
12,580 Duke Energy Corp 1,216,612
6,251 Edison International 442,133
3,424 Entergy Corp 361,848
3,872 Essential Utilities, Inc 143,458
3,619 Evergy, Inc 193,182
5,967 Eversource Energy 356,648
15,967 Exelon Corp 599,880
8,802 FirstEnergy Corp 339,933
572 Genie Energy Ltd 8,626
765 Global Water Resources, Inc 9,823
772 Idacorp, Inc 71,711
685 MGE Energy, Inc 53,923
240 Middlesex Water Co 12,600
1,443 (a) Montauk Renewables, Inc 6,003
1,427 National Fuel Gas Co 76,658
1,561 New Jersey Resources Corp 66,982
33,445 NextEra Energy, Inc 2,137,470
6,737 NiSource, Inc 186,345
666 Northwest Natural Holding Co 24,789
812 NorthWestern Corp 41,355
3,514 NRG Energy, Inc 237,863
3,276 OGE Energy Corp 112,367
919 ONE Gas, Inc 59,303
846 Ormat Technologies, Inc 55,997
743 Otter Tail Corp 64,195
32,774 (e) PG&E Corp 549,292
1,897 Pinnacle West Capital Corp 141,763
1,358 PNM Resources, Inc 51,115
1,712 Portland General Electric Co 71,904
11,333 PPL Corp 311,997
8,110 Public Service Enterprise Group, Inc 541,586
250 (a) Pure Cycle Corp 2,375
191 RGC Resources, Inc 3,866
10,117 Sempra Energy 726,704
505 SJW Corp 28,578
17,719 Southern Co 1,271,161
1,078 Southwest Gas Holdings Inc 82,068
880 Spire, Inc 54,006
1,678 (a),(b) Sunnova Energy International, Inc 10,286
2,518 UGI Corp 61,792
537 Unitil Corp 28,112
5,916 Vistra Corp 412,049
5,438 WEC Energy Group, Inc 446,569
9,168 Xcel Energy, Inc 492,780

Nuveen Life Stock Index Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
203 York Water Co $ 7,363
TOTAL UTILITIES 17,959,931
TOTAL COMMON STOCKS 830,339,557
(Cost $232,864,935)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0 .0%
156 (c) Empire Petroleum Corp 03/25/24 2
TOTAL ENERGY 2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 8
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 245
TOTAL RIGHTS/WARRANTS 247
(Cost $237)
TOTAL LONG-TERM INVESTMENTS 830,339,804
(Cost $232,865,172)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .3%
$ 2,810,000 (f) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 2,810,000
TOTAL REPURCHASE AGREEMENT 2,810,000
TOTAL SHORT-TERM INVESTMENTS 2,810,000
(Cost $2,810,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,736,315 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (h) 1,736,315
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,736,315
(Cost $1,736,315)
TOTAL INVESTMENTS - 100.4% 834,886,119
(Cost $237,411,487)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (3,372,245)
NET ASSETS - 100.0% $ 831,513,874
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,406,606.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $2,811,661 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $2,866,276.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Portfolio of Investments
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 11 06/21/24  $ 2,859,802 $ 2,919,675 $ 59,873

Nuveen Life International Equity Fund March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 5 .6%
88,423 BHP Billiton Ltd $ 2,556,658
32,376 Commonwealth Bank of Australia 2,539,554
438,705 Glencore plc 2,407,418
39,413 Woodside Energy Group Ltd 785,595
TOTAL AUSTRALIA 8,289,225
BRAZIL - 1 .3%
129,651 Banco Bradesco S.A. (Preference) 368,629
225,600 Itau Unibanco Holding S.A. 1,558,158
TOTAL BRAZIL 1,926,787
DENMARK - 6 .3%
11,268 DSV AS 1,831,666
58,360 Novo Nordisk A.S. 7,486,033
TOTAL DENMARK 9,317,699
FINLAND - 1 .2%
150,632 Nordea Bank Abp 1,702,847
TOTAL FINLAND 1,702,847
FRANCE - 11 .8%
24,319 Airbus SE 4,480,259
14,845 BNP Paribas S.A. 1,056,888
16,203 Compagnie de Saint-Gobain 1,257,575
12,629 Essilor International S.A. 2,856,825
3,684 Kering 1,459,171
2,285 LVMH Moet Hennessy Louis Vuitton S.A. 2,056,034
33,148 Total S.A. 2,280,230
15,192 Vinci S.A. 1,949,568
TOTAL FRANCE 17,396,550
GERMANY - 6 .5%
29,081 Deutsche Post AG. 1,253,315
3,335 Dr ING hc F Porsche AG. 331,692
14,019 HeidelbergCement AG. 1,543,231
40,025 Infineon Technologies AG. 1,361,071
38,098 RWE AG. 1,294,844
20,112 Siemens AG. 3,840,162
TOTAL GERMANY 9,624,315
INDIA - 1 .4%
9,884 HDFC Bank Ltd (ADR) 553,207
19,854 Reliance Industries Ltd 709,943
199,711 (a) Reliance Strategic Investments Ltd 849,050
TOTAL INDIA 2,112,200
INDONESIA - 0 .5%
1,755,400 Bank Rakyat Indonesia 671,221
TOTAL INDONESIA 671,221
IRELAND - 2 .3%
39,619 CRH plc 3,417,535
TOTAL IRELAND 3,417,535
ITALY - 2 .2%
151,595 Enel S.p.A. 1,000,754
29,799 Moncler S.p.A 2,223,623
TOTAL ITALY 3,224,377
JAPAN - 24 .9%
27,900 Advantest Corp 1,239,398
102,800 Daiichi Sankyo Co Ltd 3,270,980

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
52,851 (a) Hitachi Ltd $ 4,829,547
363,100 Mitsubishi UFJ Financial Group, Inc 3,694,214
57,640 (b) Nintendo Co Ltd 3,145,104
36,200 Oriental Land Co Ltd 1,159,693
66,300 ORIX Corp 1,450,097
52,700 Recruit Holdings Co Ltd 2,313,887
49,900 SBI Holdings, Inc 1,308,883
40,492 Sony Corp 3,472,218
95,500 Sumco Corp 1,509,927
69,500 Sumitomo Mitsui Financial Group, Inc 4,063,853
208,315 (a) Toyota Motor Corp 5,265,152
TOTAL JAPAN 36,722,953
KOREA, REPUBLIC OF - 1 .5%
37,383 Samsung Electronics Co Ltd 2,246,625
TOTAL KOREA, REPUBLIC OF 2,246,625
MEXICO - 1 .1%
6,749 Fomento Economico Mexicano SAB de C.V. (ADR) 879,192
66,300 Grupo Financiero Banorte S.A. de C.V. 704,198
TOTAL MEXICO 1,583,390
NETHERLANDS - 9 .9%
4,209 ASML Holding NV 4,080,461
22,140 Heineken NV 2,134,464
158,997 ING Groep NV 2,617,612
443,844 Koninklijke KPN NV 1,660,156
123,262 Shell plc 4,089,768
TOTAL NETHERLANDS 14,582,461
NORWAY - 1 .2%
63,531 Equinor ASA 1,703,545
TOTAL NORWAY 1,703,545
SPAIN - 2 .3%
282,350 (b) Banco Bilbao Vizcaya Argentaria S.A. 3,362,362
TOTAL SPAIN 3,362,362
SWITZERLAND - 4 .5%
2,183 Lonza Group AG. 1,304,557
33,006 Novartis AG. 3,196,908
3,868 Zurich Insurance Group AG 2,089,549
TOTAL SWITZERLAND 6,591,014
TAIWAN - 1 .9%
20,265 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 2,757,053
TOTAL TAIWAN 2,757,053
UNITED KINGDOM - 7 .4%
31,698 Ashtead Group plc 2,257,822
32,756 AstraZeneca plc 4,400,565
371,322 BP plc 2,329,460
18,946 Diageo plc 701,044
22,596 Unilever plc 1,134,360
TOTAL UNITED KINGDOM 10,823,251
UNITED STATES - 5 .2%
638,530 Haleon plc 2,675,936
8,234 Linde plc 3,823,211
10,959 Nestle S.A. 1,164,393
TOTAL UNITED STATES 7,663,540
TOTAL COMMON STOCKS 145,718,950
(Cost $106,235,985)
TOTAL LONG-TERM INVESTMENTS 145,718,950
(Cost $106,235,985)

Nuveen Life International Equity Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 970,000 (c) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 $ 970,000
TOTAL REPURCHASE AGREEMENT 970,000
TOTAL SHORT-TERM INVESTMENTS 970,000
(Cost $970,000)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.3%
6,394,295 (d) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 (e) 6,394,295
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 6,394,295
(Cost $6,394,295)
TOTAL INVESTMENTS - 104.0% 153,083,245
(Cost $113,600,280)
OTHER ASSETS & LIABILITIES, NET - (4.0)% (5,921,263)
NET ASSETS - 100.0% $ 147,161,982
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,079,547.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $970,573 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $989,473.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 96.2%
BANK LOAN OBLIGATIONS - 3.3%
CAPITAL GOODS - 0.1%
$ 74,146 (a) Centuri Group, Inc SOFR 12 M + 2.500% 7.942% 08/27/28 $ 74,285
94,826 (a) TransDigm, Inc SOFR 3 M + 3.250% 3.250 02/22/27 95,123
TOTAL CAPITAL GOODS 169,408
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
70,218 (a) Dun & Bradstreet Corp SOFR 12 M + 2.750% 8.082 01/18/29 70,284
36,533 (a) EAB Global, Inc SOFR 12 M + 3.500% 8.945 08/16/28 36,597
21,082 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7.816 05/31/27 21,188
86,574 (a) Trans Union LLC CME Term SOFR 1 Month +
1.750%
7.177 11/13/26 86,638
39,587 (a) Trans Union LLC SOFR 12 M + 2.000% 7.327 12/01/28 39,614
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 254,321
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
62,421 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.817 11/08/27 62,611
17,762 (a) PetSmart LLC SOFR 12 M + 3.750% 9.180 02/11/28 17,743
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 80,354
CONSUMER DURABLES & APPAREL - 0.1%
97,500 (a) Hayward Industries, Inc SOFR 12 M + 2.750% 8.195 05/30/28 97,744
TOTAL CONSUMER DURABLES & APPAREL 97,744
CONSUMER SERVICES - 0.4%
74,427 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7.580 09/20/30 74,474
99,250 (a) Caesars Entertainment, Inc SOFR 4 M + 3.250% 8.663 02/06/30 99,657
36,117 (a) Fertitta Entertainment LLC SOFR 12 M + 3.750% 9.076 01/27/29 36,245
97,260 (a) IRB Holding Corp SOFR 12 M + 2.750% 8.177 12/15/27 97,397
465,261 (a) Motion Finco Sarl SOFR 4 M + 3.500% 9.071 11/12/29 465,086
29,696 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7.945 10/19/26 29,858
72,938 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9.585 03/04/28 67,735
TOTAL CONSUMER SERVICES 870,452
ENERGY - 0.0%
47,204 (a) Buckeye Partners LP SOFR 12 M + 2.000% 7.330 11/01/26 47,345
19,794 (a) Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.000% 8.436 10/05/28 19,892
TOTAL ENERGY 67,237
FINANCIAL SERVICES - 0.1%
96,000 (a) NFP Corp SOFR 12 M + 3.250% 8.695 02/16/27 96,228
TOTAL FINANCIAL SERVICES 96,228
FOOD, BEVERAGE & TOBACCO - 0.1%
144,375 (a) Froneri US, Inc SOFR 12 M + 2.250% 2.250 01/29/27 144,616
114,790 (a) Triton Water Holdings, Inc SOFR 4 M + 3.500% 9.064 03/31/28 113,728
TOTAL FOOD, BEVERAGE & TOBACCO 258,344
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
523,014 (a) Bausch & Lomb Corp SOFR 12 M + 3.250% 8.677 05/10/27 518,176
97,000 (a) Global Medical Response, Inc SOFR 4 M + 4.250% 9.841 10/02/25 90,877
38,112 (a) ICU Medical, Inc SOFR 4 M + 2.500% 2.500 01/08/29 38,151
34,627 (a) Mozart Borrower LP SOFR 1 M + 3.000% 2.750 10/23/28 34,741
39,344 (a) NMN Holdings III Corp SOFR 12 M + 3.500% 8.942 11/13/25 38,787
8,443 (a) NMN Holdings III Corp CME Term SOFR 1 M + 3.750% 8.942 11/13/25 8,324
87,360 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8.692 11/15/28 87,658
614,184 (a) Surgery Center Holdings INC SOFR 12 M + 3.500% 8.829 12/19/30 617,811
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,434,525
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
24,529 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7.693 12/22/27 24,548

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 496,164 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9 .314% 12/22/26 $ 497,374
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 521,922
INSURANCE - 0.4%
94,560 (a) Acrisure LLC LIBOR 12 M + 3.500% 8.945 02/15/27 94,619
24,679 (a) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8.445 01/27/27 24,769
11,848 (a) BroadStreet Partners, Inc SOFR 12 M + 3.250% 8.695 01/27/27 11,864
497,503 (a) BroadStreet Partners, Inc SOFR 12 M + 3.750% 9.080 01/27/29 499,555
139,308 (a) Ryan Specialty Group LLC SOFR 12 M + 2.750% 8.080 09/01/27 139,674
38,115 (a) USI, Inc SOFR 4 M + 3.000% 8.302 11/22/29 38,179
TOTAL INSURANCE 808,660
MATERIALS - 0.1%
54,855 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 3.675% 9.105 04/13/29 54,993
97,250 (a) Eco Services Operations Corp SOFR 4 M + 2.500% 7.913 06/09/28 97,326
97,750 (a) INEOS US Petrochem LLC SOFR 12 M + 4.250% 9.680 04/02/29 97,689
14,848 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8.692 03/03/28 14,700
TOTAL MATERIALS 264,708
MEDIA & ENTERTAINMENT - 0.0%
26,302 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10.445 08/02/27 26,324
32,861 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.680 03/24/25 32,871
TOTAL MEDIA & ENTERTAINMENT 59,195
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
73,967 (a) Elanco Animal Health Inc CME Term SOFR 1 M + 1.750% 1.750 08/02/27 73,788
500,000 (a) Organon & Co SOFR 12 M + 3.000% 8.433 06/02/28 502,398
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 576,186
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
55,509 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8.680 01/31/30 55,423
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 55,423
SOFTWARE & SERVICES - 0.2%
34,606 (a) Boxer Parent Co, Inc SOFR 12 M + 4.250% 9.580 12/29/28 34,869
19,098 (a) Camelot US Acquisition LLC SOFR 12 M + 2.750% 8.077 01/31/31 19,113
38,106 (a) Epicor Software Corp SOFR 12 M + 3.250% 8.692 07/30/27 38,284
38,112 (a) Instructure Holdings, Inc SOFR 4 M + 2.750% 8.355 10/30/28 38,160
81,198 (a) Rackspace Finance LLC SOFR 12 M + 2.750% 8.184 02/15/28 40,193
7,249 (a) Rackspace Finance LLC SOFR 4 M + 6.250% 11.683 05/15/28 7,319
71,805 (a) Rocket Software, Inc SOFR 12 M + 4.750% 10.080 11/28/28 71,370
38,211 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9.077 02/24/28 38,324
57,324 (a) UKG, Inc SOFR 4 M + 3.500% 8.814 02/10/31 57,691
TOTAL SOFTWARE & SERVICES 345,323
TELECOMMUNICATION SERVICES - 0.0%
50,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7.940 01/31/28 49,319
TOTAL TELECOMMUNICATION SERVICES 49,319
TRANSPORTATION - 0.2%
155,000 (a) Air Canada SOFR 4 M + 2.500% 7.833 03/14/31 155,485
16,250 (a) Mileage Plus Holdings LLC SOFR 4 M + 5.250% 10.733 06/21/27 16,754
93,750 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.068 10/20/27 96,807
59,554 (a) WestJet Airlines Ltd SOFR 12 M + 3.000% 8.427 12/11/26 59,615
TOTAL TRANSPORTATION 328,661
UTILITIES - 0.2%
133,944 (a) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.826 05/17/30 134,603
164,539 (a) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.826 05/17/30 165,347
TOTAL UTILITIES 299,950
TOTAL BANK LOAN OBLIGATIONS 6,637,960
(Cost $6,588,750)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CORPORATE BONDS - 35.1%
AUTOMOBILES & COMPONENTS - 0.9%
$ 70,000 (b) Clarios Global LP 6.750% 05/15/28 $ 70,954
5,000 Dana, Inc 5.375 11/15/27 4,891
25,000 Dana, Inc 4.250 09/01/30 22,091
200,000 Ford Motor Credit Co LLC 6.950 03/06/26 203,811
200,000 Ford Motor Credit Co LLC 7.350 03/06/30 213,232
100,000 General Motors Co 6.125 10/01/25 100,841
350,000 General Motors Financial Co, Inc 2.750 06/20/25 338,226
50,000 General Motors Financial Co, Inc 6.050 10/10/25 50,370
275,000 General Motors Financial Co, Inc 5.000 04/09/27 272,957
75,000 General Motors Financial Co, Inc 5.850 04/06/30 76,496
50,000 General Motors Financial Co, Inc 5.750 02/08/31 50,542
100,000 Goodyear Tire & Rubber Co 5.250 04/30/31 91,820
200,000 (b) Hyundai Capital Services, Inc 2.125 04/24/25 192,726
150,000 (b) ZF North America Capital, Inc 6.875 04/14/28 155,580
TOTAL AUTOMOBILES & COMPONENTS 1,844,537
BANKS - 7.5%
200,000 (b) Banco de Credito e Inversiones S.A. 2.875 10/14/31 170,623
200,000 Banco Santander S.A. 6.921 08/08/33 209,294
200,000 Banco Santander S.A. 9.625 N/A(c) 220,292
200,000 (b) Bangkok Bank PCL 3.466 09/23/36 168,611
200,000 (b) Bank Hapoalim BM 3.255 01/21/32 179,222
200,000 (b) Bank Leumi Le-Israel BM 3.275 01/29/31 185,005
500,000 Bank of America Corp 5.202 04/25/29 500,473
1,000,000 Bank of America Corp 2.592 04/29/31 862,147
700,000 Bank of America Corp 5.288 04/25/34 697,872
350,000 Bank of America Corp 5.468 01/23/35 352,281
350,000 Bank of America Corp 2.676 06/19/41 249,035
400,000 Bank of America Corp 6.100 N/A(c) 401,105
55,000 Bank of Montreal 3.803 12/15/32 51,307
200,000 Barclays plc 3.330 11/24/42 146,660
200,000 Barclays plc 9.625 N/A(c) 212,080
200,000 (b) BBVA Bancomer S.A. 8.450 06/29/38 211,197
150,000 (b) BNP Paribas S.A. 2.819 11/19/25 147,105
300,000 (b) BNP Paribas S.A. 1.904 09/30/28 266,902
200,000 (b) BNP Paribas S.A. 7.750 N/A(c) 204,737
200,000 (b) BNP Paribas S.A. 7.375 N/A(c) 200,474
150,000 Citigroup, Inc 3.200 10/21/26 142,853
125,000 Citigroup, Inc 4.300 11/20/26 121,992
80,000 Citigroup, Inc 4.125 07/25/28 76,683
140,000 Citigroup, Inc 2 .572 06/03/31 119,629
775,000 Citigroup, Inc 6.270 11/17/33 818,530
175,000 Citigroup, Inc 7.625 N/A(c) 183,727
100,000 Citigroup, Inc 4.000 N/A(c) 95,875
325,000 (b) Cooperatieve Rabobank UA 1.339 06/24/26 308,671
200,000 (b),(d) Credit Agricole S.A. 8.125 N/A(c) 204,000
150,000 Deutsche Bank AG. 5.371 09/09/27 150,777
150,000 Deutsche Bank AG. 6.819 11/20/29 156,811
200,000 (b) Development Bank of Kazakhstan JSC 5.750 05/12/25 199,336
200,000 HSBC Holdings plc 4.292 09/12/26 196,326
500,000 HSBC Holdings plc 2.251 11/22/27 460,818
50,000 HSBC Holdings plc 2.013 09/22/28 44,705
225,000 HSBC Holdings plc 7.390 11/03/28 239,381
200,000 (d) HSBC Holdings plc 8.000 N/A(c) 207,590
550,000 HSBC Holdings plc 6.000 N/A(c) 529,413
200,000 ING Groep NV 6.500 N/A(c) 197,516
200,000 JPMorgan Chase & Co 2.301 10/15/25 196,476
125,000 JPMorgan Chase & Co 4.323 04/26/28 122,115
275,000 JPMorgan Chase & Co 3.702 05/06/30 257,647
75,000 JPMorgan Chase & Co 1.953 02/04/32 61,105

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 125,000 JPMorgan Chase & Co 4.912% 07/25/33 $ 122,393
650,000 JPMorgan Chase & Co 5.350 06/01/34 652,508
100,000 JPMorgan Chase & Co 6.254 10/23/34 106,839
50,000 JPMorgan Chase & Co 2.525 11/19/41 34,892
250,000 JPMorgan Chase & Co 3.157 04/22/42 190,207
175,000 JPMorgan Chase & Co 6.875 N/A(c) 181,085
160,000 JPMorgan Chase & Co 3.650 N/A(c) 151,958
100,000 JPMorgan Chase & Co 5.000 N/A(c) 99,673
363,000 JPMorgan Chase & Co 6.100 N/A(c) 363,146
200,000 Lloyds Banking Group plc 7.500 N/A(c) 199,200
250,000 M&T Bank Corp 3.500 N/A(c) 191,753
250,000 (b) NBK SPC Ltd 1.625 09/15/27 227,620
125,000 PNC Financial Services Group, Inc 6.200 N/A(c) 124,675
200,000 Toronto-Dominion Bank 4.285 09/13/24 198,818
100,000 Toronto-Dominion Bank 3.625 09/15/31 95,642
200,000 Truist Financial Corp 4.950 N/A(c) 196,217
200,000 UniCredit SpA 8.000 N/A(c) 200,018
100,000 US Bancorp 4.839 02/01/34 94,956
375,000 Wells Fargo & Co 2.393 06/02/28 343,239
100,000 Wells Fargo & Co 6.303 10/23/29 104,154
125,000 Wells Fargo & Co 7.625 N/A(c) 133,588
250,000 Wells Fargo & Co 3.900 N/A(c) 237,857
TOTAL BANKS 14,978,836
CAPITAL GOODS - 1.3%
25,000 (b) Beacon Roofing Supply, Inc 6.500 08/01/30 25,368
450,000 Boeing Co 2.196 02/04/26 421,290
200,000 Boeing Co 2.950 02/01/30 172,731
25,000 Boeing Co 3.250 02/01/35 19,672
75,000 Boeing Co 5.705 05/01/40 71,786
150,000 Boeing Co 5.805 05/01/50 141,919
50,000 (b) Chart Industries, Inc 7.500 01/01/30 51,922
200,000 (b) Embraer Netherlands Finance BV 7.000 07/28/30 209,430
62,000 (b) H&E Equipment Services, Inc 3.875 12/15/28 56,760
200,000 Honeywell International, Inc 5.250 03/01/54 201,803
150,000 L3Harris Technologies, Inc 5.400 07/31/33 150,943
50,000 Lockheed Martin Corp 1.850 06/15/30 42,139
100,000 Lockheed Martin Corp 5.200 02/15/64 98,879
175,000 Northrop Grumman Corp 3.250 01/15/28 165,362
175,000 Raytheon Technologies Corp 4.125 11/16/28 169,275
50,000 Raytheon Technologies Corp 2.250 07/01/30 42,687
150,000 Raytheon Technologies Corp 6.000 03/15/31 157,681
200,000 (b) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 209,295
80,000 (b) TransDigm, Inc 6.875 12/15/30 81,552
15,000 (b) WESCO Distribution, Inc 7.250 06/15/28 15,314
55,000 (b) Windsor Holdings III LLC 8.500 06/15/30 57,668
TOTAL CAPITAL GOODS 2,563,476
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (b) ADT Corp 4.875 07/15/32 36,206
15,000 (b) ASGN, Inc 4.625 05/15/28 14,110
35,000 (b) Garda World Security Corp 7.750 02/15/28 35,892
10,000 (b) GFL Environmental, Inc 4.250 06/01/25 9,837
65,000 (b) GFL Environmental, Inc 5.125 12/15/26 63,863
200,000 (b) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 209,363
50,000 (b) Prime Security Services Borrower LLC 5.750 04/15/26 49,854
26,000 (b) Prime Security Services Borrower LLC 3.375 08/31/27 23,882
70,000 (b) Prime Security Services Borrower LLC 6.250 01/15/28 68,571
75,000 Verisk Analytics, Inc 3.625 05/15/50 55,534
100,000 Waste Management, Inc 2.500 11/15/50 62,368
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 629,480

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
$ 25,000 (b),(d) Asbury Automotive Group, Inc 4.625% 11/15/29 $ 23,071
50,000 (b) Asbury Automotive Group, Inc 5.000 02/15/32 45,302
100,000 AutoZone, Inc 1.650 01/15/31 80,588
50,000 Kohl's Corp 4.625 05/01/31 42,076
80,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 73,531
40,000 (b) LCM Investments Holdings II LLC 8.250 08/01/31 41,846
45,000 (b) Lithia Motors, Inc 4.625 12/15/27 43,218
175,000 Lowe's Cos, Inc 4.250 04/01/52 143,377
100,000 (b) Macy's Retail Holdings LLC 5.875 04/01/29 98,102
50,000 (b) Macy's Retail Holdings LLC 6.125 03/15/32 48,464
38,000 (b),(d) Magic Mergeco, Inc 5.250 05/01/28 32,379
125,000 O'Reilly Automotive, Inc 3.600 09/01/27 119,445
250,000 O'Reilly Automotive, Inc 1.750 03/15/31 202,314
200,000 (b),(d) Prosus NV 4.193 01/19/32 173,662
50,000 (b) Staples, Inc 7.500 04/15/26 48,799
15,000 (b) Wand NewCo 3, Inc 7.625 01/30/32 15,513
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,231,687
CONSUMER DURABLES & APPAREL - 0.0%
30,000 (b) Amer Sports Co 6.750 02/16/31 29,923
50,000 (d) Newell Brands, Inc 6.375 09/15/27 49,170
TOTAL CONSUMER DURABLES & APPAREL 79,093
CONSUMER SERVICES - 0.2%
150,000 (b) Churchill Downs, Inc 6.750 05/01/31 150,838
6,000 (b) Hilton Domestic Operating Co, Inc 5.750 05/01/28 5,991
74,000 (b) Hilton Domestic Operating Co, Inc 3.625 02/15/32 63,714
100,000 (b) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 100,404
20,000 (b) International Game Technology plc 4.125 04/15/26 19,388
60,000 (b) International Game Technology plc 6.250 01/15/27 60,434
20,000 (b) Light & Wonder International, Inc 7.500 09/01/31 20,798
25,000 (b),(d) Marriott Ownership Resorts, Inc 4.500 06/15/29 22,869
50,000 (b) NCL Corp Ltd 5.875 03/15/26 49,357
TOTAL CONSUMER SERVICES 493,793
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000 (b),(d) Albertsons Cos, Inc 6.500 02/15/28 70,743
60,000 Kroger Co 3 .875 10/15/46 46,401
50,000 SYSCO Corp 6.000 01/17/34 53,200
100,000 SYSCO Corp 3.150 12/14/51 68,503
100,000 Walmart, Inc 1.050 09/17/26 91,675
200,000 Walmart, Inc 1.800 09/22/31 166,049
175,000 Walmart, Inc 4.500 04/15/53 161,769
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 658,340
ENERGY - 3.7%
100,000 (b) Antero Midstream Partners LP 6.625 02/01/32 100,437
19,000 (b) Archrock Partners LP 6 .250 04/01/28 18,799
100,000 Cenovus Energy, Inc 2.650 01/15/32 82,945
150,000 Cheniere Energy Partners LP 3.250 01/31/32 127,775
35,000 (b) Civitas Resources, Inc 8.375 07/01/28 36,845
30,000 (b) Civitas Resources, Inc 8.625 11/01/30 32,213
40,000 (b) Civitas Resources, Inc 8.750 07/01/31 42,802
65,000 (b) CNX Resources Corp 7.250 03/01/32 66,068
150,000 Diamondback Energy, Inc 4.400 03/24/51 124,258
35,000 (b) DT Midstream, Inc 4.125 06/15/29 32,177
30,000 (b) DT Midstream, Inc 4.375 06/15/31 27,169
45,000 Ecopetrol S.A. 6.875 04/29/30 43,937
200,000 Ecopetrol S.A. 4.625 11/02/31 166,386
250,000 Enbridge, Inc 5.700 03/08/33 256,038
150,000 Enbridge, Inc 5.750 07/15/80 141,960
33,000 (b) Energean Israel Finance Ltd 4.875 03/30/26 31,268
100,000 Energy Transfer LP 2.900 05/15/25 97,059

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 150,000 Energy Transfer LP 4.950% 06/15/28 $ 148,795
100,000 Energy Transfer LP 6.550 12/01/33 107,349
50,000 Energy Transfer LP 5.550 05/15/34 50,152
25,000 Energy Transfer LP 5.400 10/01/47 23,072
100,000 Energy Transfer LP 6.250 04/15/49 102,633
125,000 Energy Transfer LP 5.000 05/15/50 109,671
150,000 Energy Transfer LP 5.950 05/15/54 149,692
100,000 Energy Transfer Operating LP 5.500 06/01/27 100,619
6,000 (b) EnLink Midstream LLC 5.625 01/15/28 5,943
100,000 Enterprise Products Operating LLC 3.700 02/15/26 97,707
100,000 Enterprise Products Operating LLC 3.125 07/31/29 92,240
100,000 Enterprise Products Operating LLC 4.250 02/15/48 85,577
100,000 Enterprise Products Operating LLC 4.200 01/31/50 84,536
100,000 Enterprise Products Operating LLC 3.200 02/15/52 70,052
25,000 Enterprise Products Operating LLC 3.300 02/15/53 17,741
100,000 (b) EQM Midstream Partners LP 4.500 01/15/29 93,764
35,000 (b) EQM Midstream Partners LP 6.375 04/01/29 35,257
25,000 (b) EQT Corp 3.125 05/15/26 23,693
200,000 (b) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 162,613
50,000 Genesis Energy LP 8.000 01/15/27 50,581
50,000 Genesis Energy LP 8.250 01/15/29 51,330
10,000 (b) Hilcorp Energy I LP 5.750 02/01/29 9,740
25,000 (b) Hilcorp Energy I LP 6.000 04/15/30 24,478
9,000 (b) Hilcorp Energy I LP 6.000 02/01/31 8,751
100,000 (b) Hilcorp Energy I LP 8.375 11/01/33 108,420
100,000 (b) Kinetik Holdings LP 6 .625 12/15/28 101,775
40,000 (b) Kodiak Gas Services LLC 7.250 02/15/29 40,744
275,000 Marathon Oil Corp 5.300 04/01/29 274,500
75,000 Marathon Petroleum Corp 3.800 04/01/28 71,959
100,000 Marathon Petroleum Corp 5.000 09/15/54 89,002
450,000 MPLX LP 2.650 08/15/30 387,046
125,000 MPLX LP 4.700 04/15/48 106,634
34,000 (d) Murphy Oil Corp 5.875 12/01/27 33,727
33,000 Occidental Petroleum Corp 5.500 12/01/25 32,977
200,000 (b) Oleoducto Central S.A. 4.000 07/14/27 186,721
100,000 ONEOK, Inc 4.500 03/15/50 81,542
67,000 (b) Parkland Corp 4.500 10/01/29 61,970
200,000 (b) Pertamina Persero PT 1 .400 02/09/26 185,394
100,000 Petroleos Mexicanos 5.950 01/28/31 80,200
67,000 Petroleos Mexicanos 6.700 02/16/32 55,720
200,000 (b) Petronas Energy Canada Ltd 2.112 03/23/28 179,684
200,000 Phillips 66 2 .150 12/15/30 167,780
100,000 Phillips 66 3.300 03/15/52 69,946
200,000 (b) Qatar Petroleum 2.250 07/12/31 167,402
200,000 (b) S.A. Global Sukuk Ltd 0.946 06/17/24 197,712
175,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 176,381
200,000 (b) Saudi Arabian Oil Co 2.250 11/24/30 168,387
125,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 120,136
23,000 Sunoco LP 4.500 05/15/29 21,379
25,000 Targa Resources Partners LP 6.500 07/15/27 25,276
150,000 TotalEnergies Capital International S.A. 3.127 05/29/50 106,824
200,000 TransCanada Trust 5.500 09/15/79 183,892
18,000 (b) Transocean, Inc 8.750 02/15/30 18,768
40,000 USA Compression Partners LP 6.875 04/01/26 39,954
25,000 USA Compression Partners LP 6.875 09/01/27 25,060
100,000 (b) Venture Global Calcasieu Pass LLC 4.125 08/15/31 88,920
90,000 (b) Venture Global LNG, Inc 8.125 06/01/28 91,817
100,000 (b) Venture Global LNG, Inc 9.875 02/01/32 107,774
300,000 Williams Cos, Inc 5.650 03/15/33 307,794
TOTAL ENERGY 7,297,339

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
$ 150,000 Agree LP 2.000% 06/15/28 $ 131,885
100,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 95,773
100,000 (d) Alexandria Real Estate Equities, Inc 4.900 12/15/30 98,578
100,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 75,969
100,000 American Tower Corp 2.950 01/15/25 97,868
50,000 American Tower Corp 3.375 10/15/26 47,757
150,000 American Tower Corp 3.800 08/15/29 139,989
175,000 American Tower Corp 2.900 01/15/30 153,867
50,000 American Tower Corp 2.100 06/15/30 41,536
50,000 American Tower Corp 1.875 10/15/30 40,540
150,000 Brandywine Operating Partnership LP 4.100 10/01/24 148,282
200,000 Brixmor Operating Partnership LP 3.850 02/01/25 196,564
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 88,797
50,000 CubeSmart LP 2.250 12/15/28 43,853
150,000 Essential Properties LP 2.950 07/15/31 121,657
50,000 Essex Portfolio LP 3.000 01/15/30 44,341
110,000 Extra Space Storage LP 2.400 10/15/31 90,500
40,000 (b) HAT Holdings I LLC 8.000 06/15/27 41,708
175,000 Healthcare Realty Holdings LP 3.875 05/01/25 171,083
125,000 Healthcare Realty Holdings LP 3.500 08/01/26 119,291
50,000 Healthcare Realty Holdings LP 3.100 02/15/30 43,535
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 81,859
100,000 Healthcare Realty Holdings LP 2.050 03/15/31 77,112
100,000 Highwoods Realty LP 3.875 03/01/27 94,127
50,000 Highwoods Realty LP 2.600 02/01/31 39,511
155,000 (b) Iron Mountain, Inc 7.000 02/15/29 157,954
100,000 Kimco Realty OP LLC 3.250 08/15/26 94,747
50,000 Kite Realty Group LP 5.500 03/01/34 49,684
100,000 Kite Realty Group Trust 4.750 09/15/30 95,679
125,000 Mid-America Apartments LP 3.750 06/15/24 124,426
200,000 Mid-America Apartments LP 2.750 03/15/30 176,872
100,000 Mid-America Apartments LP 1.700 02/15/31 80,514
100,000 Mid-America Apartments LP 2.875 09/15/51 64,016
67,000 MPT Operating Partnership LP 3.500 03/15/31 46,004
100,000 NNN REIT, Inc 5.600 10/15/33 101,248
50,000 Regency Centers LP 3.900 11/01/25 48,461
100,000 Regency Centers LP 3 .600 02/01/27 96,239
100,000 Regency Centers LP 2.950 09/15/29 89,475
87,000 SITE Centers Corp 3.625 02/01/25 85,651
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,636,952
FINANCIAL SERVICES - 2.7%
250,000 AerCap Ireland Capital DAC 3.000 10/29/28 226,205
150,000 AerCap Ireland Capital DAC 3.850 10/29/41 118,808
225,000 Bank of New York Mellon Corp 4.700 N/A(c) 220,777
185,000 Capital One Financial Corp 3 .950 N/A(c) 164,331
200,000 Charles Schwab Corp 5.375 N/A(c) 198,616
30,000 (b) Compass Group Diversified Holdings LLC 5.250 04/15/29 28,504
100,000 (b) Corebridge Financial, Inc 6.050 09/15/33 103,012
75,000 Corebridge Financial, Inc 5.750 01/15/34 76,514
200,000 Deutsche Bank AG. 6.000 N/A(c) 184,646
150,000 Discover Bank 2.450 09/12/24 147,777
250,000 Discover Bank 2.700 02/06/30 214,865
100,000 (b) Equitable Financial Life Global Funding 1.400 07/07/25 94,814
85,000 (b) FirstCash, Inc 6.875 03/01/32 84,960
80,000 Fiserv, Inc 3.500 07/01/29 74,493
100,000 Fiserv, Inc 5.450 03/15/34 101,282
200,000 Goldman Sachs Group, Inc 3.500 04/01/25 196,214
300,000 Goldman Sachs Group, Inc 4.482 08/23/28 293,290
280,000 Goldman Sachs Group, Inc 2.615 04/22/32 234,991
50,000 Goldman Sachs Group, Inc 4.411 04/23/39 44,759
100,000 Goldman Sachs Group, Inc 3.436 02/24/43 77,461

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 150,000 (d) Goldman Sachs Group, Inc 7.500 % N/A(c) $ 159,276
50,000 Icahn Enterprises LP 5.250 05/15/27 45,187
38,000 Icahn Enterprises LP 4.375 02/01/29 32,399
200,000 (b) Indian Railway Finance Corp Ltd 3.249 02/13/30 177,690
150,000 Morgan Stanley 2.720 07/22/25 148,485
125,000 Morgan Stanley 2.188 04/28/26 120,594
475,000 Morgan Stanley 3.125 07/27/26 454,332
100,000 Morgan Stanley 5.449 07/20/29 100,877
250,000 Morgan Stanley 5.250 04/21/34 248,046
100,000 Morgan Stanley 5.424 07/21/34 100,310
50,000 Navient Corp 5.500 03/15/29 46,555
60,000 Northern Trust Corp 4.600 N/A(c) 57,585
15,000 (b) PennyMac Financial Services, Inc 7.875 12/15/29 15,413
200,000 (b) Power Finance Corp Ltd 3.950 04/23/30 182,378
15,000 Springleaf Finance Corp 5.375 11/15/29 14,103
175,000 State Street Corp 6.700 N/A(c) 177,576
150,000 UBS Group AG. 3.750 03/26/25 147,170
125,000 (b) UBS Group AG. 1.305 02/02/27 115,391
200,000 (b) UBS Group AG. 3.179 02/11/43 146,313
50,000 Visa, Inc 2.700 04/15/40 37,469
TOTAL FINANCIAL SERVICES 5,413,468
FOOD, BEVERAGE & TOBACCO - 1.4%
149,000 Anheuser-Busch Cos LLC 3.650 02/01/26 145,601
75,000 Anheuser-Busch Cos LLC 4.700 02/01/36 72,512
380,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 379,889
325,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 326,934
200,000 BAT Capital Corp 2.259 03/25/28 178,037
100,000 BAT Capital Corp 4.906 04/02/30 97,827
200,000 BAT International Finance plc 4.448 03/16/28 194,210
200,000 (b) Bimbo Bakeries USA, Inc 6.050 01/15/29 206,944
175,000 (b) Cia Cervecerias Unidas S.A. 3.350 01/19/32 148,608
100,000 Constellation Brands, Inc 4.400 11/15/25 98,480
100,000 Constellation Brands, Inc 3.700 12/06/26 96,469
100,000 Constellation Brands, Inc 3.150 08/01/29 91,081
100,000 Constellation Brands, Inc 2.875 05/01/30 88,460
100,000 Constellation Brands, Inc 2.250 08/01/31 82,599
100,000 Diageo Capital plc 2.125 10/24/24 98,107
100,000 Kraft Heinz Foods Co 4.375 06/01/46 84,454
300,000 Philip Morris International, Inc 5.250 02/13/34 297,340
35,000 (b) Post Holdings, Inc 6.250 02/15/32 35,255
75,000 (b) Primo Water Holdings, Inc 4.375 04/30/29 68,968
TOTAL FOOD, BEVERAGE & TOBACCO 2,791,775
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
60,000 Abbott Laboratories 5.300 05/27/40 61,950
50,000 Boston Scientific Corp 2.650 06/01/30 44,037
35,000 Centene Corp 2.450 07/15/28 31,035
180,000 Centene Corp 3 .000 10/15/30 154,332
40,000 (b) CHS 5.250 05/15/30 32,617
55,000 Cigna Group 3.200 03/15/40 41,634
300,000 CVS Health Corp 4.780 03/25/38 277,043
300,000 CVS Health Corp 5.050 03/25/48 272,453
50,000 (b) DaVita, Inc 4.625 06/01/30 44,764
100,000 Elevance Health, Inc 2.250 05/15/30 85,522
100,000 Elevance Health, Inc 5.125 02/15/53 95,834
160,000 HCA, Inc 5.625 09/01/28 161,988
100,000 HCA, Inc 3.625 03/15/32 88,524
300,000 Humana, Inc 2.150 02/03/32 239,862
50,000 Humana, Inc 5.875 03/01/33 51,597
100,000 McKesson Corp 5.100 07/15/33 100,930
125,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 122,801

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 10,000 Tenet Healthcare Corp 4.625% 06/15/28 $ 9,522
80,000 Tenet Healthcare Corp 4.375 01/15/30 73,942
240,000 UnitedHealth Group, Inc 2.300 05/15/31 203,316
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,193,703
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000 Church & Dwight Co, Inc 2.300 12/15/31 62,351
40,000 (b) Coty, Inc 6.625 07/15/30 40,620
250,000 Haleon US Capital LLC 3 .375 03/24/27 239,244
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 342,215
INSURANCE - 1.7%
62,000 (b) Acrisure LLC 4.250 02/15/29 55,974
85,000 (b) Alliant Holdings Intermediate LLC 6.750 04/15/28 85,600
200,000 (b) Allianz SE 6.350 09/06/53 209,936
150,000 Aon Corp 5.350 02/28/33 150,812
175,000 Aon Global Ltd 3.500 06/14/24 174,187
200,000 (b),(d) Ardonagh Finco Ltd 7.750 02/15/31 199,097
75,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 66,302
75,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 60,628
400,000 Hartford Financial Services Group, Inc 2.800 08/19/29 358,916
50,000 Hartford Financial Services Group, Inc 4.300 04/15/43 42,921
50,000 Hartford Financial Services Group, Inc 2.900 09/15/51 32,669
55,000 (b) HUB International Ltd 7.250 06/15/30 56,523
50,000 (b) Liberty Mutual Group, Inc 3.951 10/15/50 37,597
250,000 MetLife, Inc 3.600 04/10/24 249,888
50,000 MetLife, Inc 5.000 07/15/52 47,071
115,000 MetLife, Inc 3.850 N/A(c) 110,539
130,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 132,172
150,000 PartnerRe Finance B LLC 4.500 10/01/50 136,709
300,000 Prudential Financial, Inc 5.125 03/01/52 281,203
100,000 Prudential Financial, Inc 6.500 03/15/54 101,383
100,000 Reinsurance Group of America, Inc 3.900 05/15/29 94,369
200,000 (b) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 194,000
300,000 (a),(b) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8.840 01/05/27 305,040
250,000 (a),(b) Vitality Re XV Ltd U.S. Treasury Bill 3 M + 2.500% 7.868 01/07/28 249,650
TOTAL INSURANCE 3,433,186
MATERIALS - 1.7%
100,000 Albemarle Corp 4.650 06/01/27 98,135
200,000 (b) Alpek SAB de C.V. 3.250 02/25/31 171,261
150,000 Amcor Flexibles North America, Inc 2.630 06/19/30 129,167
200,000 (d) Amcor Flexibles North America, Inc 2.690 05/25/31 169,928
200,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 174,772
95,000 (b) Arsenal AIC Parent LLC 8.000 10/01/30 99,739
19,000 (b) Avient Corp 5.750 05/15/25 18,915
38,000 Ball Corp 2.875 08/15/30 32,423
225,000 Berry Global, Inc 1.570 01/15/26 210,327
150,000 Berry Global, Inc 1.650 01/15/27 136,170
200,000 (b) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 186,052
200,000 (b) Cemex SAB de C.V. 5.450 11/19/29 196,982
200,000 (b) Corp Nacional del Cobre de Chile 3.150 01/14/30 176,981
200,000 (b) Freeport Indonesia PT 5.315 04/14/32 195,666
100,000 (b) Gates Global LLC 6.250 01/15/26 99,758
35,000 (b) Mauser Packaging Solutions Holding Co 7.875 08/15/26 35,656
65,000 (b) Mineral Resources Ltd 9.250 10/01/28 68,458
100,000 (b) Nova Chemicals Corp 4.875 06/01/24 99,566
100,000 Nutrien Ltd 2.950 05/13/30 89,142
200,000 (b) OCP S.A. 3.750 06/23/31 170,200
200,000 (b) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 183,681
200,000 (b) POSCO 4.500 08/04/27 194,656
30,000 (b) Sealed Air Corp 7.250 02/15/31 31,191
200,000 (b) St. Marys Cement, Inc Canada 5.750 04/02/34 198,000

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 50,000 (b) SunCoke Energy, Inc 4.875% 06/30/29 $ 45,270
100,000 (b) Tronox, Inc 4.625 03/15/29 89,694
200,000 (b) UltraTech Cement Ltd 2.800 02/16/31 169,116
TOTAL MATERIALS 3,470,906
MEDIA & ENTERTAINMENT - 1.3%
100,000 (b) CCO Holdings LLC 5.125 05/01/27 95,277
100,000 Charter Communications Operating LLC 4.400 04/01/33 88,621
50,000 Charter Communications Operating LLC 5.125 07/01/49 38,743
500,000 Charter Communications Operating LLC 4.800 03/01/50 370,106
150,000 Comcast Corp 4.150 10/15/28 146,401
300,000 Comcast Corp 3.200 07/15/36 246,443
500,000 Comcast Corp 2.887 11/01/51 324,562
200,000 (b) CSC Holdings LLC 11.250 05/15/28 198,189
40,000 (b) DIRECTV Holdings LLC 5.875 08/15/27 37,841
15,000 Lamar Media Corp 3.625 01/15/31 13,161
33,000 (b) News Corp 3.875 05/15/29 30,177
110,000 (b) Sirius XM Radio, Inc 4.000 07/15/28 100,636
50,000 (b) Sirius XM Radio, Inc 4.125 07/01/30 43,708
50,000 Time Warner Cable LLC 5.875 11/15/40 43,311
200,000 Warnermedia Holdings, Inc 3.755 03/15/27 190,865
100,000 Warnermedia Holdings, Inc 4.054 03/15/29 93,613
275,000 Warnermedia Holdings, Inc 5.050 03/15/42 236,361
25,000 Warnermedia Holdings, Inc 5.141 03/15/52 20,750
200,000 (d) Weibo Corp 3.375 07/08/30 173,600
TOTAL MEDIA & ENTERTAINMENT 2,492,365
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
200,000 AbbVie, Inc 5.050 03/15/34 202,479
150,000 AbbVie, Inc 4.050 11/21/39 133,560
100,000 AbbVie, Inc 5.400 03/15/54 102,929
400,000 Amgen, Inc 5.250 03/02/33 403,365
250,000 Amgen, Inc 5.650 03/02/53 254,739
125,000 AstraZeneca Finance LLC 1.200 05/28/26 115,466
30,000 (b) Avantor Funding, Inc 4.625 07/15/28 28,428
75,000 Danaher Corp 2.800 12/10/51 49,394
250,000 Gilead Sciences, Inc 5.250 10/15/33 255,117
100,000 Gilead Sciences, Inc 5.550 10/15/53 103,508
100,000 Merck & Co, Inc 2.750 12/10/51 65,376
200,000 (b) Organon Finance  LLC 5.125 04/30/31 177,821
100,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 98,458
400,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 397,694
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,388,334
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4.750 03/01/29 23,050
29,000 (d) Kennedy-Wilson, Inc 5.000 03/01/31 22,567
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 45,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
365,000 (b) Broadcom, Inc 4.926 05/15/37 346,409
115,000 NVIDIA Corp 2.000 06/15/31 97,171
100,000 NXP BV 3.400 05/01/30 90,764
125,000 NXP BV 3.125 02/15/42 90,135
150,000 Texas Instruments, Inc 5.000 03/14/53 147,169
200,000 (b) TSMC Global Ltd 1.000 09/28/27 174,770
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 946,418
SOFTWARE & SERVICES - 0.8%
105,000 Adobe, Inc 2.300 02/01/30 92,405
200,000 (b) CA Magnum Holdings 5.375 10/31/26 191,063
90,000 (b) Gen Digital, Inc 6.750 09/30/27 91,289
100,000 (b) Microsoft Corp 1.350 09/15/30 82,543
147,000 Microsoft Corp 2.525 06/01/50 96,603

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 55,000 (b) Open Text Corp 3.875% 12/01/29 $ 49,005
15,000 (b) Open Text Holdings, Inc 4.125 02/15/30 13,438
250,000 Oracle Corp 4.900 02/06/33 244,762
275,000 Oracle Corp 5.550 02/06/53 269,014
125,000 Roper Technologies, Inc 1.400 09/15/27 110,900
75,000 Roper Technologies, Inc 2.000 06/30/30 62,598
200,000 Salesforce, Inc 2.700 07/15/41 144,727
55,000 (b) UKG, Inc 6.875 02/01/31 56,030
TOTAL SOFTWARE & SERVICES 1,504,377
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
165,000 Amphenol Corp 2.800 02/15/30 147,640
175,000 Apple, Inc 2 .450 08/04/26 166,255
575,000 Apple, Inc 2.050 09/11/26 539,736
60,000 Apple, Inc 2.650 02/08/51 39,505
80,000 (b) Imola Merger Corp 4.750 05/15/29 75,012
50,000 (b) Sensata Technologies BV 4.000 04/15/29 45,655
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,013,803
TELECOMMUNICATION SERVICES - 2.1%
564,000 AT&T, Inc 2.550 12/01/33 451,750
150,000 AT&T, Inc 4.500 05/15/35 140,106
150,000 AT&T, Inc 3.500 06/01/41 117,090
730,000 AT&T, Inc 3.550 09/15/55 510,435
250,000 (b) Bharti Airtel Ltd 3.250 06/03/31 219,687
200,000 (b) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 159,281
200,000 (b) Millicom International Cellular S.A. 4.500 04/27/31 171,479
200,000 (b) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 186,856
100,000 Telefonica Emisiones S.A. 4.895 03/06/48 87,930
455,000 T-Mobile USA, Inc 2.625 02/15/29 407,182
225,000 T-Mobile USA, Inc 3.875 04/15/30 210,776
325,000 T-Mobile USA, Inc 5.050 07/15/33 321,472
100,000 T-Mobile USA, Inc 3.000 02/15/41 73,655
125,000 T-Mobile USA, Inc 3.300 02/15/51 87,404
825,000 Verizon Communications, Inc 2.355 03/15/32 677,982
200,000 (b) Vmed O2 UK Financing I plc 4.750 07/15/31 172,377
110,000 Vodafone Group plc 4.375 02/19/43 95,037
150,000 Vodafone Group plc 4.250 09/17/50 121,080
TOTAL TELECOMMUNICATION SERVICES 4,211,579
TRANSPORTATION - 0.6%
200,000 (b) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 146,617
65,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 44,617
275,000 Canadian Pacific Railway Co 2.050 03/05/30 233,938
100,000 CSX Corp 3.800 03/01/28 96,733
75,000 CSX Corp 4.250 03/15/29 73,419
225,000 (b) Misc Capital Two Labuan Ltd 3.625 04/06/25 220,416
50,000 Union Pacific Corp 2.891 04/06/36 40,779
100,000 Union Pacific Corp 3.839 03/20/60 76,780
160,000 (b) XPO, Inc 6.250 06/01/28 161,323
TOTAL TRANSPORTATION 1,094,622
UTILITIES - 2.7%
100,000 AEP Transmission Co LLC 3.100 12/01/26 95,122
100,000 AEP Transmission Co LLC 2.750 08/15/51 62,889
150,000 AEP Transmission Co LLC 5.400 03/15/53 149,315
200,000 Alabama Power Co 3.125 07/15/51 138,074
200,000 Ameren Illinois Co 5.900 12/01/52 214,180
100,000 American Water Capital Corp 3.000 12/01/26 94,477
250,000 American Water Capital Corp 2.800 05/01/30 220,080
60,000 American Water Capital Corp 4.000 12/01/46 49,504
50,000 American Water Capital Corp 3.750 09/01/47 39,453
100,000 American Water Capital Corp 3.450 05/01/50 73,697

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 Atmos Energy Corp 1.500% 01/15/31 $ 80,255
175,000 Atmos Energy Corp 6.200 11/15/53 197,151
125,000 Baltimore Gas and Electric Co 3.750 08/15/47 97,055
50,000 Berkshire Hathaway Energy Co 3.250 04/15/28 47,171
100,000 Black Hills Corp 3.150 01/15/27 94,436
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 87,022
100,000 Commonwealth Edison Co 2.750 09/01/51 61,954
58,000 Consumers Energy Co 2.650 08/15/52 36,655
60,000 Dominion Energy, Inc 2.250 08/15/31 49,099
100,000 Dominion Energy, Inc 3.300 04/15/41 74,946
125,000 DTE Electric Co 5.400 04/01/53 126,048
405,000 Duke Energy Corp 3.300 06/15/41 301,654
50,000 Duke Energy Progress LLC 2.500 08/15/50 30,055
100,000 Edison International 5.375 N/A(c) 96,769
40,000 (b) Ferrellgas LP 5.375 04/01/26 39,134
44,000 (b),(d) Ferrellgas LP 5.875 04/01/29 41,902
250,000 Florida Power & Light Co 4.800 05/15/33 246,219
100,000 Florida Power & Light Co 3.990 03/01/49 82,261
200,000 (b) Israel Electric Corp Ltd 3.750 02/22/32 168,595
150,000 MidAmerican Energy Co 3 .650 04/15/29 142,663
95,000 MidAmerican Energy Co 3.650 08/01/48 72,794
130,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 110,691
310,000 NiSource, Inc 1.700 02/15/31 247,604
85,000 (b) NRG Energy, Inc 2.450 12/02/27 76,403
50,000 NRG Energy, Inc 5.750 01/15/28 49,724
100,000 Ohio Power Co 4.150 04/01/48 80,661
100,000 Ohio Power Co 4.000 06/01/49 79,287
12,000 (b) Pattern Energy Operations LP 4.500 08/15/28 11,186
100,000 PECO Energy Co 3.000 09/15/49 68,323
100,000 PECO Energy Co 2.800 06/15/50 65,396
200,000 (b) Perusahaan Listrik Negara PT 3.875 07/17/29 186,095
125,000 Public Service Co of Colorado 1.875 06/15/31 101,068
125,000 Public Service Co of Colorado 3.200 03/01/50 84,646
100,000 Public Service Electric and Gas Co 4.900 12/15/32 99,545
200,000 Public Service Electric and Gas Co 5.450 03/01/54 206,230
28,000 (b) Superior Plus LP 4.500 03/15/29 25,887
190,000 (b) Talen Energy Supply LLC 8.625 06/01/30 203,177
75,000 Virginia Electric and Power Co 2.950 11/15/26 71,294
250,000 Wisconsin Power and Light Co 4.950 04/01/33 244,537
TOTAL UTILITIES 5,322,383
TOTAL CORPORATE BONDS 70,078,284
(Cost $75,233,500)
GOVERNMENT BONDS - 43.8%
FOREIGN GOVERNMENT BONDS - 2.8%
200,000 (b) Angolan Government International Bond 8.750 04/14/32 183,531
EUR 100,000 (b) Banque Ouest Africaine de Developpement 2.750 01/22/33 83,071
50,000 (b) Bermuda Government International Bond 4.750 02/15/29 48,325
225,000 Brazilian Government International Bond 6.000 10/20/33 222,723
200,000 Colombia Government International Bond 8.000 11/14/35 209,965
200,000 (b) Costa Rica Government International Bond 5.625 04/30/43 180,319
13,286 (b) Ecuador Government International Bond 0.000 07/31/30 6,530
79,525 (b) Ecuador Government International Bond 5.000 07/31/30 53,873
56,442 (b) Ecuador Government International Bond 1.000 07/31/35 29,625
200,000 (b) Egypt Government International Bond 7.053 01/15/32 165,242
100,000 European Investment Bank 4.875 02/15/36 104,463
200,000 (b) Export-Import Bank of India 2.250 01/13/31 165,298
200,000 (b) Guatemala Government Bond 3.700 10/07/33 164,800
200,000 (b) Hungary Government International Bond 6.125 05/22/28 204,758
125,000 (b) Iraq Government International Bond 5.800 01/15/28 117,610
200,000 Israel Government International Bond 5.375 03/12/29 200,450

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 200,000 (b) Ivory Coast Government International Bond 8.250% 01/30/37 $ 200,400
200,000 Japan Bank for International Cooperation 2.375 04/20/26 190,112
300,000 (b) Jordan Government International Bond 4.950 07/07/25 290,528
200,000 (b) Korea Electric Power Corp 1.125 06/15/25 190,204
200,000 (b) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 184,311
200,000 Mexico Government International Bond 5.400 02/09/28 201,054
25,000 Mexico Government International Bond 3.250 04/16/30 22,252
32,000 Mexico Government International Bond 6.050 01/11/40 31,585
275,000 Mexico Government International Bond 4.280 08/14/41 220,518
250,000 Mexico Government International Bond 6.400 05/07/54 249,070
160,000 Panama Notas del Tesoro 3.750 04/17/26 153,000
200,000 (b) Paraguay Government International Bond 6.000 02/09/36 202,330
130,000 Peruvian Government International Bond 3.000 01/15/34 106,372
200,000 (b) Republic of Kenya Government International Bond 9.750 02/16/31 204,750
100,000 Republic of Poland Government International Bond 4.875 10/04/33 98,381
140,000 Republic of Poland Government International Bond 5.500 04/04/53 139,381
102,000 (b),(e) Romanian Government International Bond 5.875 01/30/29 101,903
275,000 (b) Rwanda International Government Bond 5.500 08/09/31 222,274
200,000 (b) Saudi Government International Bond 3.750 01/21/55 144,002
200,000 (b) Serbia International Bond 2.125 12/01/30 158,260
200,000 (d) Turkiye Government International Bond 7.625 05/15/34 200,500
TOTAL FOREIGN GOVERNMENT BONDS 5,651,770
MORTGAGE BACKED - 22.9%
100,000 (a),(b) Angel Oak Mortgage Trust 2.837 11/25/66 69,734
85,978 (a),(b) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 71,336
1,539,275 (a),(b) Citigroup Mortgage Loan Trust 0.156 02/25/52 12,880
100,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.820 01/25/42 105,288
310,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.420 03/25/42 322,666
530,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.971 06/25/42 576,912
85,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8.670 01/25/43 89,865
65,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.421 06/25/43 68,382
125,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 131,688
65,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8.870 10/25/43 67,734
159,600 Fannie Mae Pool 3.000 05/01/52 138,833
46,959 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.487 03/15/44 3,666
163,631 FHLMC 3.500 01/15/47 143,352
156,988 FHLMC 4.000 01/15/48 146,852
146,135 FHLMC 4.000 03/15/48 134,612
107,932 FHLMC 4.000 04/15/48 98,077
83,297 (a) FHLMC 30 D AVG SOFR + 9.737% 1.227 06/15/48 74,092
109,825 (a) FHLMC 30 D AVG SOFR + 9.657% 1.147 10/15/48 96,610
797,628 FHLMC 3.000 11/01/49 700,200
59,117 FHLMC 3.000 09/25/50 41,496
127,624 FHLMC 3.000 10/25/50 88,259
450,352 FHLMC 2.500 02/25/51 75,822
161,334 FHLMC 2.500 05/25/51 101,704
168,876 FHLMC 2.500 11/01/51 140,043
206,924 FHLMC 3.000 11/01/51 181,919
181,673 FHLMC 3.000 11/01/51 158,915
32,400 FHLMC 3.000 11/01/51 28,619
53,145 FHLMC 3.000 11/01/51 46,727
250,002 FHLMC 2.500 01/01/52 207,226
636,368 FHLMC 2.500 02/01/52 532,456
128,105 FHLMC 3.000 02/01/52 110,353
261,115 FHLMC 2.500 03/01/52 218,477
173,601 FHLMC 3.000 03/01/52 149,515
219,728 FHLMC 2.500 04/01/52 182,395
535,212 FHLMC 4.000 04/01/52 496,472
178,721 FHLMC 3.000 06/01/52 153,897
381,936 FHLMC 4.500 06/01/52 363,672
371,127 FHLMC 4.500 07/01/52 353,380

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 64,129 FHLMC 4 .000% 08/25/52 $ 52,231
32,932 FHLMC 3.000 10/01/52 28,340
124,473 FHLMC 6.000 11/01/52 125,941
113,909 FHLMC 3.500 12/01/52 101,954
74,287 FHLMC 5.500 02/25/53 73,777
475,195 FHLMC 5.500 08/01/53 473,019
13,269 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 06/01/36 13,355
4,327 FGLMC 5.000 07/01/39 4,323
125,142 FGLMC 3.500 04/01/45 115,546
347,036 FGLMC 3.500 08/01/45 319,534
9,259 FGLMC 4.500 06/01/47 9,011
214,367 FGLMC 4.000 09/01/47 202,492
79,865 FGLMC 3.500 12/01/47 73,129
71,496 FGLMC 4.500 08/01/48 69,753
74,430 Federal National Mortgage Association (FNMA) 3.500 06/01/32 71,207
99,206 FNMA 3.000 10/01/32 93,683
57,494 FNMA 5.000 05/01/35 57,795
5,891 FNMA 7.500 07/01/35 5,841
66,105 FNMA 5.000 02/01/36 66,452
68,705 FNMA 3.000 10/01/39 61,941
53,948 FNMA 3 .000 05/01/40 48,561
100,524 FNMA 5.000 09/01/40 100,310
52,231 FNMA 4.000 09/01/42 49,536
65,567 (a) FNMA 30 D AVG SOFR + 5.836% 0.515 09/25/43 6,952
35,268 FNMA 4.500 03/01/44 34,588
308,179 FNMA 4.000 05/01/44 292,656
133,622 FNMA 4.500 10/01/44 129,742
240,432 FNMA 4.500 11/01/44 233,451
55,231 FNMA 5.000 11/01/44 55,351
20,213 FNMA 4.000 01/01/45 19,170
279,631 FNMA 3.500 01/01/46 255,995
15,943 FNMA 4.000 04/01/46 15,120
112,042 FNMA 3.500 07/01/46 102,535
276,122 FNMA 3.500 07/01/46 253,774
49,635 FNMA 3.000 10/01/46 42,873
5,946 FNMA 3.000 11/01/47 5,136
132,362 FNMA 3.500 11/01/47 121,346
166,407 FNMA 3.500 01/01/48 152,167
74,708 FNMA 4.500 01/01/48 72,589
68,254 FNMA 4.500 02/01/48 66,319
105,443 FNMA 3.500 02/25/48 88,854
54,747 FNMA 4.500 05/01/48 53,194
39,245 FNMA 4.500 05/01/48 38,132
75,487 FNMA 4.000 07/25/48 69,536
220,335 FNMA 3.000 07/01/50 193,366
154,736 FNMA 2.000 08/25/50 20,071
172,855 FNMA 2.000 10/25/50 114,655
457,970 FNMA 2.500 11/25/50 64,517
84,310 FNMA 3.000 02/25/51 13,429
147,137 FNMA 3.000 09/01/51 128,747
181,730 FNMA 2.500 11/01/51 150,585
199,874 FNMA 2.500 11/25/51 25,344
679,443 FNMA 2 .500 12/01/51 565,633
440,090 FNMA 2.500 02/01/52 368,126
319,385 FNMA 2.500 02/01/52 267,427
86,149 FNMA 2.500 02/01/52 71,795
287,488 FNMA 3.000 02/01/52 247,404
269,017 FNMA 3.500 02/01/52 244,009
406,337 FNMA 3.000 04/01/52 353,494
107,078 FNMA 3.000 04/01/52 92,238
419,636 FNMA 3.500 05/01/52 377,157

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 724,051 FNMA 3.500% 05/01/52 $ 648,398
513,098 FNMA 4.000 05/01/52 475,927
96,335 FNMA 3.000 06/01/52 82,902
448,254 FNMA 3.500 06/01/52 401,418
159,019 FNMA 3.500 06/01/52 142,864
833,732 FNMA 4.000 06/01/52 773,330
179,058 FNMA 4.500 06/01/52 170,505
1,564,273 FNMA 4.000 07/01/52 1,450,504
1,932,832 FNMA 4.000 07/01/52 1,792,699
108,118 FNMA 4.500 07/01/52 102,953
170,400 FNMA 4.500 07/01/52 162,260
742,698 FNMA 4.500 07/01/52 707,219
173,398 FNMA 4.500 07/25/52 158,742
1,561,796 FNMA 5.000 08/01/52 1,525,175
107,773 FNMA 4.500 08/25/52 90,624
102,132 FNMA 2.500 09/01/52 84,531
900,897 FNMA 4.000 09/01/52 835,532
2,913,756 FNMA 4.500 09/01/52 2,774,564
103,984 FNMA 5.000 09/01/52 101,537
78,830 FNMA 4.000 09/25/52 65,559
95,874 FNMA 4.000 09/25/52 83,783
3,123,969 FNMA 4.000 10/01/52 2,897,151
366,131 FNMA 4.500 10/01/52 348,641
245,468 FNMA 5.000 10/01/52 239,675
80,227 FNMA 4.500 10/25/52 72,881
85,576 FNMA 4.500 10/25/52 80,498
246,419 FNMA 4.500 11/01/52 234,648
124,297 FNMA 5.500 11/25/52 121,376
9,335 FNMA 5.000 01/01/53 9,113
390,451 FNMA 5.500 02/01/53 389,477
194,136 FNMA 3.500 03/01/53 173,806
37,529 FNMA 5.000 06/01/53 36,954
651,408 FNMA 5.500 06/01/53 648,321
1,486,582 FNMA 5.000 08/01/53 1,450,344
1,448,267 FNMA 5.500 10/01/53 1,440,968
82,524 (a),(b) Flagstar Mortgage Trust 3.987 10/25/47 73,009
118,406 Freddie Mac Pool 3.000 04/01/52 103,297
3,445 Government National Mortgage Association (GNMA) 5.000 03/15/34 3,470
15,750 GNMA 5.000 06/15/34 15,780
1,713 GNMA 5.000 04/15/38 1,721
300,632 GNMA 5.000 01/20/40 62,418
208,110 GNMA 5.000 03/20/40 42,679
3,255 GNMA 4.500 04/15/40 3,190
57,904 GNMA 2.500 12/20/43 50,543
65,476 GNMA 3.000 03/20/45 57,029
76,220 GNMA 4.000 06/20/46 9,398
127,789 (a) GNMA SOFR 1 M + 5.986% 0.657 03/20/50 15,987
240,017 GNMA 3.000 11/20/51 170,783
329,828 GNMA 3.000 12/20/51 227,435
255,062 GNMA 3.000 01/20/52 179,344
35,581 GNMA 2.500 02/20/52 29,239
305,290 GNMA 3.000 02/20/52 207,237
192,395 GNMA 4.000 04/20/52 159,993
220,443 GNMA 5 .000 04/20/52 42,767
217,471 GNMA 3.000 05/20/52 191,734
907,558 GNMA 3.500 07/20/52 825,618
106,882 GNMA 4.000 07/20/52 85,883
542,853 GNMA 4.000 08/20/52 507,854
365,593 GNMA 4.500 08/20/52 351,525
149,198 GNMA 4.500 09/20/52 133,409
155,106 GNMA 4.500 09/20/52 142,486

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 208,706 GNMA 5.000% 11/20/52 $ 205,254
104,986 GNMA 4.500 02/20/53 92,746
84,900 GNMA 5.500 02/20/53 82,652
235,270 (a) GNMA 30 D AVG SOFR + 6.950% 1.631 05/20/53 24,617
181,250 (a) GNMA 30 D AVG SOFR + 23.205% 2.460 08/20/53 186,338
97,230 (a) GNMA 30 D AVG SOFR + 25.350% 4.605 08/20/53 100,706
1,677,637 (a),(b) GS Mortgage-Backed Securities Corp Trust 0.148 08/25/51 13,327
232,903 (a),(b) GS Mortgage-Backed Securities Trust 2.500 11/25/51 185,679
169,582 (a),(b) GS Mortgage-Backed Securities Trust 2.500 03/25/52 135,205
126,269 (a),(b) GS Mortgage-Backed Securities Trust 2.500 05/01/52 109,271
93,821 (a),(b) GS Mortgage-Backed Securities Trust 2.830 05/28/52 75,199
195,053 (a),(b) GS Mortgage-Backed Securities Trust 3.000 08/26/52 161,835
21,408 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.061 08/19/45 19,440
19,923 (a),(b) JP Morgan Mortgage Trust 3.500 05/25/47 17,318
2,264 (a),(b) JP Morgan Mortgage Trust 4.000 01/25/49 2,070
455,927 (a),(b) JP Morgan Mortgage Trust 0.126 06/25/51 3,037
801,970 (a),(b) JP Morgan Mortgage Trust 0.111 11/25/51 4,766
68,167 (a),(b) JP Morgan Mortgage Trust 2.500 11/25/51 54,434
794,380 (a),(b) JP Morgan Mortgage Trust 0.117 12/25/51 5,067
92,942 (a),(b) JP Morgan Mortgage Trust 2.500 12/25/51 74,217
140,861 (a),(b) JP Morgan Mortgage Trust 2.500 01/25/52 112,481
196,706 (a),(b) JP Morgan Mortgage Trust 0.500 04/25/52 5,834
117,780 (a),(b) JP Morgan Mortgage Trust 3.337 04/25/52 97,859
70,668 (a),(b) JP Morgan Mortgage Trust 3.337 04/25/52 58,068
209,080 (a),(b) JP Morgan Mortgage Trust 2.500 06/25/52 166,697
1,174,785 (b) JP Morgan Mortgage Trust 0.224 07/25/52 13,517
217,400 (a),(b) JP Morgan Mortgage Trust 2.500 07/25/52 173,330
305,081 (a),(b) JP Morgan Mortgage Trust 3.250 07/25/52 261,212
329,846 (a),(b) JP Morgan Mortgage Trust 3.000 08/25/52 274,083
176,448 (a),(b) JP Morgan Mortgage Trust 3.000 10/25/52 146,618
112,388 (a),(b) JP Morgan Mortgage Trust 3.000 11/25/52 93,528
90,675 (a),(b) JP Morgan Mortgage Trust 5.000 06/25/53 87,172
90,675 (a),(b) JP Morgan Mortgage Trust 5.500 06/25/53 88,882
118,988 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 95,015
124,370 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 108,454
101,915 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 81,382
100,000 (a),(b) NLT Trust 2.569 08/25/56 68,775
104,998 (a),(b) OBX 3.000 01/25/52 87,117
217,619 (a),(b) RCKT Mortgage Trust 2.500 02/25/52 173,504
201,875 (a),(b) RCKT Mortgage Trust 3.000 05/25/52 167,746
89,281 (a),(b) RCKT Mortgage Trust 4.000 06/25/52 80,006
6,308 (a),(b) Sequoia Mortgage Trust 4.000 06/25/49 5,779
31,842 (a),(b) Sequoia Mortgage Trust 3.500 12/25/49 27,917
82,405 (a),(b) Sequoia Mortgage Trust 2.500 06/25/51 65,803
25,000 (a),(b) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.750% 10.070 02/25/42 26,670
365,000 (a),(b) STACR 30 D AVG SOFR + 2.900% 8.220 04/25/42 377,921
95,000 (a),(b) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 103,132
435,000 (a),(b) STACR 30 D AVG SOFR + 3.350% 8.670 05/25/42 455,169
620,000 (a),(b) STACR 30 D AVG SOFR + 4.500% 9.820 06/25/42 671,465
280,000 (a),(b) STACR 30 D AVG SOFR + 4.000% 9.320 07/25/42 298,217
290,000 (a),(b) STACR 30 D AVG SOFR + 3.700% 9.020 09/25/42 307,789
70,000 (a),(b) STACR 30 D AVG SOFR + 3.100% 8.444 03/25/43 73,547
1,573 (a),(b) STACR 3.789 02/25/48 1,477
2,721 (a),(b) STACR 3.842 05/25/48 2,620
230,000 (a),(b) STACR 30 D AVG SOFR + 4.800% 10.120 10/25/50 258,620
100,000 (a),(b) Verus Securitization Trust 3.207 11/25/59 89,675
24,509 (b) Verus Securitization Trust 1.733 05/25/65 22,997
80,822 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 67,108
95,132 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.313 08/25/51 78,587
TOTAL MORTGAGE BACKED 45,706,992

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS - 0.4%
$ 200,000 City & County of San Francisco CA Community Facilities
District
3.264% 09/01/25 $ 194,658
200,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 183,732
170,000 New York State Dormitory Authority 4.294 07/01/44 156,633
300,000 State of Oregon Department of Administrative Services 4.103 05/01/39 269,456
TOTAL MUNICIPAL BONDS 804,479
U.S. TREASURY SECURITIES - 17.7%
200,000 United States Treasury Bond 3.125 11/15/41 168,023
1,535,700 United States Treasury Bond 3.000 11/15/45 1,219,742
1,615,000 United States Treasury Bond 2.875 11/15/46 1,244,496
765,000 United States Treasury Bond 3.000 05/15/47 600,913
176,000 United States Treasury Bond 3 .375 11/15/48 147,077
1,222,650 (e) United States Treasury Inflation Indexed Bonds 0.500 04/15/24 1,223,349
250,000 United States Treasury Note 4.250 12/31/25 247,939
2,335,000 United States Treasury Note 4.250 01/31/26 2,316,575
250,000 United States Treasury Note 4.375 12/15/26 249,385
1,025,000 United States Treasury Note 4.125 02/15/27 1,016,352
150,000 United States Treasury Note 1.375 10/31/28 132,129
707,000 United States Treasury Note 4.250 02/28/29 707,939
994,000 United States Treasury Note 3.500 04/30/30 955,172
245,000 United States Treasury Note 4.875 10/31/30 253,910
250,000 United States Treasury Note 3.750 12/31/30 243,076
250,000 United States Treasury Note 4.000 01/31/31 246,719
1,140,000 United States Treasury Note 4.000 02/15/34 1,121,119
300,000 United States Treasury Note 2.250 05/15/41 221,648
500,000 United States Treasury Note 2.000 11/15/41 350,781
5,111,800 United States Treasury Note 2.375 02/15/42 3,802,101
200,000 United States Treasury Note 4.000 11/15/42 188,391
5,005,000 United States Treasury Note 3 .875 02/15/43 4,626,692
4,668,000 United States Treasury Note 4.750 11/15/43 4,842,321
1,080,000 (d) United States Treasury Note 4.500 02/15/44 1,085,906
7,411,000 United States Treasury Note 4.750 11/15/53 7,911,243
250,000 United States Treasury Note 4.250 02/15/54 245,859
TOTAL U.S. TREASURY SECURITIES 35,368,857
TOTAL GOVERNMENT BONDS 87,532,098
(Cost $92,539,558)
STRUCTURED ASSETS - 14.0%
ASSET BACKED - 4.4%
250,000 (a),(b) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7.228 01/17/35 250,129
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 244,137
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1.490 09/18/26 239,271
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1.210 12/18/26 236,341
Series - 2021 1 (Class D)
100,000 (b) AMSR Trust 3.148 01/19/39 93,406
Series - 2019 SFR1 (Class C)
100,000 (b) AMSR Trust 3.247 01/19/39 93,049
Series - 2019 SFR1 (Class D)
103,542 (b) Apollo aviation securitization 2.798 01/15/47 90,648
Series - 2021 2A (Class A)
111,902 (b) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 107,584
Series - 2019 A (Class A)
93,042 (b) Capital Automotive REIT 1.440 08/15/51 83,193
Series - 2021 1A (Class A1)
99,396 (b) Capital Automotive REIT 1.920 08/15/51 88,326
Series - 2021 1A (Class A3)

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 500,000 Carmax Auto Owner Trust 1.280% 07/15/27 $ 477,338
Series - 2021 1 (Class D)
97,375 (b) Cars Net Lease Mortgage Notes Series 2.010 12/15/50 84,804
Series - 2020 1A (Class A1)
98,375 (b) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 85,550
Series - 2020 1A (Class A3)
100,000 (b) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 86,783
Series - 2020 1A (Class B1)
21,698 Carvana Auto Receivables Trust 1.720 09/11/28 20,559
Series - 2021 N4 (Class C)
345,000 (b) Carvana Auto Receivables Trust 4.130 12/11/28 337,832
Series - 2022 N1 (Class D)
250,000 (a),(b) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1.000 07/17/34 250,159
Series - 2020 1A (Class B1R)
144,702 (a),(b) CBRE Realty Finance LIBOR 3 M + 0.300% 5.968 04/07/52 362
Series - 2007 1A (Class A2)
2,052 Centex Home Equity 5.540 01/25/32 2,002
Series - 2002 A (Class AF6)
230,000 (b) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 208,984
Series - 2021 1A (Class A2)
119,375 (b) DB Master Finance LLC 4.352 05/20/49 113,759
Series - 2019 1A (Class A23)
195,500 (b) DB Master Finance LLC 2.045 11/20/51 178,929
Series - 2021 1A (Class A2I)
97,750 (b) DB Master Finance LLC 2.493 11/20/51 86,152
Series - 2021 1A (Class A2II)
25,170 (b) Diamond Resorts Owner Trust 2.050 11/21/33 23,723
Series - 2021 1A (Class B)
185,500 (b) Domino's Pizza Master Issuer LLC 4.474 10/25/45 181,914
Series - 2015 1A (Class A2II)
213,188 (b) Domino's Pizza Master Issuer LLC 4.116 07/25/48 207,385
Series - 2018 1A (Class A2I)
145,875 (b) Domino's Pizza Master Issuer LLC 2.662 04/25/51 129,743
Series - 2021 1A (Class A2I)
17,566 (a),(b) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.544 05/25/37 17,404
Series - 2007 2 (Class A2C)
109,179 (b) FNA VI LLC 1.350 01/10/32 100,717
Series - 2021 1A (Class A)
59,448 (b) HERO Funding Trust 3.190 09/20/48 51,128
Series - 2017 3A (Class A1)
59,448 (b) HERO Funding Trust 3.950 09/20/48 52,529
Series - 2017 3A (Class A2)
150,000 (b) Hertz Vehicle Financing LLC 1.560 12/26/25 146,372
Series - 2021 1A (Class B)
52,830 (b) Hilton Grand Vacations Trust 2.340 07/25/33 50,534
Series - 2019 AA (Class A)
3,536 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3.986 06/25/33 3,368
Series - 2003 1 (Class M1)
336,369 (b) Horizon Aircraft Finance II Ltd 3.721 07/15/39 300,906
Series - 2019 1 (Class A)
207,513 (b) Horizon Aircraft Finance III Ltd 3.425 11/15/39 163,931
Series - 2019 2 (Class A)
100,000 (b) Hpefs Equipment Trust 4.430 09/20/29 98,607
Series - 2022 2A (Class C)
99,995 (a),(b) Invitation Homes Trust SOFR 1 M + 1.364% 6.690 01/17/38 100,105
Series - 2018 SFR4 (Class B)
250,000 (a),(b) Madison Park Funding LIX Ltd CME Term SOFR 3 M + 2.362% 7.660 01/18/34 250,307
Series - 2021 59A (Class C)
250,000 (a),(b) Massachusetts St SOFR 3 M + 1.912% 7.226 01/15/35 250,303
Series - 2021 3A (Class B)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 67,914 (b) MVW LLC 1.830% 05/20/39 $ 62,625
Series - 2021 2A (Class B)
53,791 (b) MVW Owner Trust 3.450 01/21/36 53,336
Series - 2018 1A (Class A)
48,005 (b) MVW Owner Trust 3.000 11/20/36 46,416
Series - 2019 1A (Class B)
25,467 (b) Navient Private Education Refi Loan Trust 1.310 01/15/69 23,506
Series - 2020 HA (Class A)
105,596 (b) Navient Student Loan Trust 3.390 12/15/59 101,353
Series - 2019 BA (Class A2A)
250,000 (a),(b) Navistar Financial Dealer Note Master Owner Trust II 30 D AVG SOFR + 1.800% 7.120 05/25/27 250,180
Series - 2022 1 (Class B)
250,000 (a),(b) Neuberger Berman Loan Advisers Clo 40 Ltd CME Term SOFR 3 Month +
1.322%
6.636 04/16/33 250,226
Series - 2021 40A (Class A)
250,000 (a),(b) Neuberger Berman Loan Advisers Clo 40 Ltd CME Term SOFR 3 M + 1.662% 6.976 04/16/33 247,524
Series - 2021 40A (Class B)
232,369 (b) Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 212,510
Series - 2021 1A (Class A1)
250,000 (a),(b) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7.210 01/18/36 250,245
Series - 2021 10A (Class B)
150,000 (b) OneMain Financial Issuance Trust 1.750 09/14/35 139,704
Series - 2020 2A (Class A)
97,296 (b) Oportun Funding XIV LLC 1.210 03/08/28 94,109
Series - 2021 A (Class A)
111,663 (b) Settlement Fee Finance LLC 3.840 11/01/49 110,631
Series - 2019 1A (Class A)
21,196 (b) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 20,042
Series - 2021 1A (Class A)
21,196 (b) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 20,046
Series - 2021 1A (Class B)
21,196 (b) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 20,049
Series - 2021 1A (Class C)
55,648 (b) SoFi Professional Loan Program LLC 2.840 01/25/41 54,228
Series - 2017 F (Class A2FX)
175,000 (b) Stack Infrastructure Issuer LLC 1.893 08/25/45 164,907
Series - 2020 1A (Class A2)
250,000 (b) Stack Infrastructure Issuer LLC 1.877 03/26/46 230,563
Series - 2021 1A (Class A2)
4,204 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.344 09/25/34 3,986
Series - 2004 8 (Class M1)
93,750 (b) Taco Bell Funding LLC 4.970 05/25/46 92,340
Series - 2016 1A (Class A23)
127,725 (b) Taco Bell Funding LLC 1.946 08/25/51 115,531
Series - 2021 1A (Class A2I)
98,250 (b) Taco Bell Funding LLC 2.294 08/25/51 85,325
Series - 2021 1A (Class A2II)
250,000 (a),(b) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7.279 10/20/34 250,180
Series - 2017 8A (Class A2R)
281,972 (b) Wendy's Funding LLC 2.370 06/15/51 245,370
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 8,733,205
OTHER MORTGAGE BACKED - 9.6%
101,820 (a),(b) Agate Bay Mortgage Trust 3.500 09/25/45 91,175
Series - 2015 6 (Class A9)
500,000 (b) BANK 2.500 10/17/52 288,794
Series - 2019 BN21 (Class D)
200,000 (b) BBCMS Trust 4.197 08/10/35 185,535
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4.267 03/15/52 371,278
Series - 2019 B9 (Class AS)

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 800,000 Benchmark Mortgage Trust 2.224% 08/15/54 $ 659,731
Series - 2021 B28 (Class A5)
500,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 388,690
Series - 2021 B28 (Class B)
449,726 (b) CF Hippolyta LLC 1.690 07/15/60 420,458
Series - 2020 1 (Class A1)
218,562 (b) CF Hippolyta LLC 1.990 07/15/60 187,866
Series - 2020 1 (Class A2)
89,945 (b) CF Hippolyta LLC 2.280 07/15/60 82,741
Series - 2020 1 (Class B1)
235,612 (b) CF Hippolyta LLC 1.530 03/15/61 213,057
Series - 2021 1A (Class A1)
235,612 (b) CF Hippolyta LLC 1.980 03/15/61 207,316
Series - 2021 1A (Class B1)
250,000 (a),(b) CF Mortgage Trust 3.603 04/15/52 166,363
Series - 2020 P1 (Class A2)
249,710 CFCRE Commercial Mortgage Trust 3.644 12/10/54 244,378
Series - 2016 C7 (Class ASB)
3,897 (a) CHL Mortgage Pass-Through Trust 5.077 02/20/35 3,884
Series - 2004 HYB9 (Class 1A1)
250,000 (a),(b) Citigroup Commercial Mortgage Trust 3.518 05/10/35 237,211
Series - 2013 375P (Class B)
100,000 (a),(b) Citigroup Commercial Mortgage Trust 4.471 07/10/47 87,959
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3.199 08/10/56 232,415
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2.853 10/15/45 22,800
Series - 2012 CR4 (Class A3)
436,906 (a),(b) COMM Mortgage Trust 3.566 06/10/46 425,426
Series - 2013 CR8 (Class B)
500,000 COMM Mortgage Trust 4.377 05/10/47 475,897
Series - 2014 CR17 (Class B)
500,000 (a),(b) COMM Mortgage Trust 4.767 06/10/47 280,950
Series - 2014 UBS3 (Class D)
650,000 COMM Mortgage Trust 4.080 08/10/47 640,978
Series - 2014 CR19 (Class AM)
300,000 (a) COMM Mortgage Trust 3.603 03/10/48 286,253
Series - 2015 CR22 (Class AM)
200,000 (a),(b) COMM Mortgage Trust 4.066 03/10/48 170,379
Series - 2015 CR22 (Class D)
550,000 (a) COMM Mortgage Trust 4.183 05/10/48 533,827
Series - 2015 CR23 (Class B)
200,000 (a) COMM Mortgage Trust 4.283 05/10/48 187,426
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3.696 08/10/48 486,655
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3.984 10/10/48 240,940
Series - 2015 CR27 (Class AM)
600,000 (a) COMM Mortgage Trust 4.158 10/10/48 580,629
Series - 2015 LC23 (Class AM)
380,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.820 03/25/42 398,886
Series - 2022 R03 (Class 1M2)
105,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.320 04/25/42 108,401
Series - 2022 R05 (Class 2M2)
580,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.170 05/25/42 616,054
Series - 2022 R06 (Class 1M2)
183,000 (a),(b) Connecticut Avenue Securities Trust SOFR + 3.600% 8.920 07/25/42 193,538
Series - 2022 R08 (Class 1M2)
465,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.071 09/25/42 509,075
Series - 2022 R09 (Class 2M2)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 360,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.071% 12/25/42 $ 385,485
Series - 2023 R01 (Class 1M2)
99,973 (a),(b) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 84,943
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2.340 08/15/53 162,740
Series - 2020 C9 (Class AM)
2,478 (a),(b) Flagstar Mortgage Trust 4.000 09/25/48 2,295
Series - 2018 5 (Class A11)
167,371 (a),(b) Flagstar Mortgage Trust 2.500 06/01/51 133,650
Series - 2021 4 (Class A21)
3,241 (a),(b) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 2,999
Series - 2019 PJ2 (Class A4)
29,813 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 25,157
Series - 2020 PJ4 (Class A4)
674,192 (a),(b) GS Mortgage-Backed Securities Corp Trust 0.257 03/27/51 8,249
Series - 2020 PJ5 (Class AX1)
102,409 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 86,512
Series - 2020 PJ5 (Class A4)
62,940 (a),(b) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 50,914
Series - 2020 PJ6 (Class A4)
160,984 (a),(b) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 128,551
Series - 2021 PJ5 (Class A4)
171,898 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 142,837
Series - 2022 PJ2 (Class A36)
75,513 (a),(b) GS Mortgage-Backed Securities Trust 2.500 07/25/51 60,299
Series - 2021 PJ2 (Class A4)
312,023 (a),(b) GS Mortgage-Backed Securities Trust 2.500 01/25/52 249,160
Series - 2021 PJ7 (Class A4)
149,322 (a),(b) GS Mortgage-Backed Securities Trust 2.500 01/25/52 119,238
Series - 2021 PJ8 (Class A4)
93,420 (a),(b) GS Mortgage-Backed Securities Trust 2.722 01/25/52 73,205
Series - 2021 PJ7 (Class B2)
105,397 (a),(b) GS Mortgage-Backed Securities Trust 3.000 07/25/52 87,513
Series - 2022 INV1 (Class A4)
167,866 (a),(b) GS Mortgage-Backed Securities Trust 3.000 09/25/52 139,278
Series - 2022 HP1 (Class A4)
127,877 (a),(b) GS Mortgage-Backed Securities Trust 3.000 10/25/52 106,258
Series - 2022 PJ5 (Class A36)
110,390 (a),(b) GS Mortgage-Backed Securities Trust 3.000 01/25/53 91,728
Series - 2022 PJ6 (Class A24)
140,755 (a),(b) GS Mortgage-Backed Securities Trust 3.500 02/25/53 121,845
Series - 2023 PJ1 (Class A24)
400,000 (b) Hudson Yards Mortgage Trust 2.835 08/10/38 373,878
Series - 2016 10HY (Class A)
29,935 (a),(b) Imperial Fund Mortgage Trust 2.051 10/25/55 27,066
Series - 2020 NQM1 (Class A3)
34,718 (a),(b) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.677 12/25/44 33,388
Series - 2015 1 (Class B1)
21,512 (a),(b) JP Morgan Mortgage Trust 3.500 09/25/48 18,685
Series - 2018 3 (Class A13)
86,105 (a),(b) JP Morgan Mortgage Trust 3.500 10/25/48 74,546
Series - 2018 5 (Class A13)
42,513 (a),(b) JP Morgan Mortgage Trust 4.257 10/26/48 42,048
Series - 2017 5 (Class A2)
1,996 (a),(b) JP Morgan Mortgage Trust 4.000 02/25/49 1,824
Series - 2018 9 (Class A13)
6,961 (a),(b) JP Morgan Mortgage Trust 4.000 05/25/49 6,485
Series - 2019 1 (Class A15)
95,752 (a),(b) JP Morgan Mortgage Trust 3.823 06/25/50 83,483
Series - 2020 1 (Class B2)

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 560,575 (a),(b) JP Morgan Mortgage Trust 0.139% 07/25/51 $ 4,172
Series - 2021 3 (Class AX1)
387,765 (a),(b) JP Morgan Mortgage Trust 0.130 08/25/51 2,722
Series - 2021 4 (Class AX1)
46,456 (a),(b) JP Morgan Mortgage Trust 2.880 08/25/51 36,871
Series - 2021 4 (Class B2)
624,161 (a),(b) JP Morgan Mortgage Trust 0.137 10/25/51 4,715
Series - 2021 6 (Class AX1)
105,327 (a),(b) JP Morgan Mortgage Trust 2.500 10/25/51 84,107
Series - 2021 6 (Class A15)
204,356 (a),(b) JP Morgan Mortgage Trust 0.400 12/25/51 4,428
Series - 2021 INV2 (Class AX4)
82,704 (a),(b) JP Morgan Mortgage Trust 2.500 12/25/51 66,041
Series - 2021 10 (Class A15)
77,628 (a),(b) JP Morgan Mortgage Trust 2.500 02/25/52 61,892
Series - 2021 12 (Class A15)
57,754 (a),(b) JP Morgan Mortgage Trust 2.500 05/25/52 46,047
Series - 2021 14 (Class A15)
47,473 (a),(b) JP Morgan Mortgage Trust 2.927 05/25/52 39,086
Series - 2021 LTV2 (Class A3)
219,978 (a),(b) JP Morgan Mortgage Trust 3.000 08/25/52 182,789
Series - 2022 2 (Class A25)
110,274 (a),(b) JP Morgan Mortgage Trust 3.000 09/25/52 91,563
Series - 2022 INV3 (Class A6)
340,968 (a),(b) JP Morgan Mortgage Trust 3.500 09/25/52 295,584
Series - 2022 LTV2 (Class A6)
119,442 (a),(b) JP Morgan Mortgage Trust 3.000 12/25/52 99,249
Series - 2022 7 (Class 1A17)
42,501 (a),(b) JP Morgan Mortgage Trust 4.000 12/25/52 38,218
Series - 2022 7 (Class 2A6A)
500,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 485,284
Series - 2015 C29 (Class AS)
400,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 379,228
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 473,984
Series - 2015 C31 (Class AS)
450,000 (a) JPMBB Commercial Mortgage Securities Trust 4.624 08/15/48 399,360
Series - 2015 C31 (Class B)
500,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 4.202 03/17/49 424,975
Series - 2016 C1 (Class D1)
115,000 (a) JPMDB Commercial Mortgage Securities Trust 3.858 03/15/50 98,821
Series - 2017 C5 (Class AS)
500,000 (a),(b) Manhattan West 2.335 09/10/39 441,124
Series - 2020 1MW (Class B)
42,164 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2.278 01/25/37 39,537
Series - 2006 WMC1 (Class A1B)
424,429 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 393,053
Series - 2019 MILE (Class A)
96,003 (b) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 86,627
Series - 2021 2A (Class A1)
205,287 (a),(b) OBX Trust 2.500 07/25/51 163,928
Series - 2021 J2 (Class A19)
177,796 (a),(b) OBX Trust 4.000 10/25/52 159,215
Series - 2022 INV5 (Class A13)
12,053 (a),(b) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 11,621
Series - 2018 1 (Class A2)
82,199 (a),(b) Oceanview Mortgage Trust 2.500 05/25/51 65,638
Series - 2021 1 (Class A19)
450,000 (b) One Bryant Park Trust 2.516 09/15/54 384,969
Series - 2019 OBP (Class A)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 89,281 (a),(b) RCKT Mortgage Trust 3 .500% 06/25/52 $ 77,231
Series - 2022 4 (Class A22)
8,845 (a),(b) Sequoia Mortgage Trust 3.500 05/25/45 7,896
Series - 2015 2 (Class A1)
14,446 (a),(b) Sequoia Mortgage Trust 3.500 02/25/47 12,786
Series - 2017 2 (Class A19)
27,469 (a),(b) Sequoia Mortgage Trust 3.500 03/25/48 24,251
Series - 2018 3 (Class A1)
43,798 (a),(b) Sequoia Mortgage Trust 3.000 04/25/50 36,926
Series - 2020 3 (Class A19)
101,496 (a),(b) Sequoia Mortgage Trust 5.000 01/25/53 96,517
Series - 2023 1 (Class A19)
12,032 (a),(b) Shellpoint Co-Originator Trust 3.500 04/25/47 10,663
Series - 2017 1 (Class A19)
109,080 (a),(b) Verus Securitization Trust 2.240 10/25/66 91,475
Series - 2021 7 (Class A3)
295,000 (b) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 274,455
Series - 2015 NXS3 (Class D)
1,802 (a),(b) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 1,681
Series - 2019 2 (Class A17)
12,815 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 11,293
Series - 2019 4 (Class A1)
85,264 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 72,114
Series - 2020 4 (Class A17)
190,752 (a),(b) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 152,321
Series - 2021 2 (Class A17)
87,717 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 72,778
Series - 2022 INV1 (Class A18)
109,646 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 94,779
Series - 2022 INV1 (Class A17)
TOTAL OTHER MORTGAGE BACKED 19,253,238
TOTAL STRUCTURED ASSETS 27,986,443
(Cost $30,350,070)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 68,406
TOTAL FINANCIAL SERVICES 68,406
TOTAL PREFERRED STOCKS 68,406
(Cost $65,000)
TOTAL LONG-TERM INVESTMENTS 192,303,191
(Cost $204,776,878)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENT - 2.2%
$ 4,300,000 (f) Fixed Income Clearing Corp (FICC) 5.320 04/01/24 4,300,000
TOTAL REPURCHASE AGREEMENT 4,300,000
TOTAL SHORT-TERM INVESTMENTS 4,300,000
(Cost $4,300,000)

Nuveen Life Core Bond Fund March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
2,356,952 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5.340% (h) $ 2,356,952
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,356,952
(Cost $2,356,952)
TOTAL INVESTMENTS - 99.6% 198,960,143
(Cost $211,433,830)
OTHER ASSETS & LIABILITIES, NET - 0.4% 711,573
NET ASSETS - 100.0% $ 199,671,716
AVG Average
CME Chicago Mercantile Exchange
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
Perpetual security
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,495,495.
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $4,302,542 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $4,386,078.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 86,588 EUR 78,573 JPMorgan Chase Bank 04/16/24  $ 1,685
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $ 3,000,000 $(221,245) $(205,818) $(15,427)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
Nuveen Life Balanced Fund March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—49.7%
3,664,821
Nuveen Life Core Bond Fund $ 33,569,761
TOTAL FIXED INCOME 33,569,761
INTERNATIONAL EQUITY—10.0%
682,448
Nuveen Life International Equity Fund 6,797,186
TOTAL INTERNATIONAL EQUITY 6,797,186
U.S. EQUITY—40.2%
326,011
Nuveen Life Core Equity Fund 6,807,116
334,777
Nuveen Life Growth Equity Fund 6,668,767
274,575
Nuveen Life Large Cap Value Fund 5,546,414
100,672
Nuveen Life Real Estate Securities Select Fund 1,355,051
92,391
Nuveen Life Small Cap Equity Fund 1,354,457
126,150
Nuveen Life Stock Index Fund 5,434,525
TOTAL U.S. EQUITY 27,166,330
TOTAL TIAA-CREF LIFE FUNDS 67,533,277
(Cost $56,481,926)
TOTAL INVESTMENTS—99.9% 67,533,277
(Cost $56,481,926)
OTHER ASSETS & LIABILITIES, NET—0.1% 62,096
NET ASSETS—100.0% $ 67,595,373
(a)
The Fund invests its assets in the affiliated NUVEEN Life Funds.

Nuveen Life Funds March 31, 2024
Notes to Portfolios of Investments
(unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $162,739,592 $9,956,760 $— $172,696,352
Short-Term Investments
:
Repurchase agreement — 1,420,000 — 1,420,000
Total $162,739,592 $11,376,760 $— $174,116,352
1 1 1 1 1
Core Equity
Long-Term Investments
:
Common stocks $204,223,267 $— $— $204,223,267
Short-Term Investments
:
Repurchase agreement — 2,130,000 — 2,130,000
Total $204,223,267 $2,130,000 $— $206,353,267
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $85,237,041 $— $160 $85,237,201
Short-Term Investments
:
Repurchase agreement — 300,000 — 300,000
Total $85,237,041 $300,000 $160 $85,537,201
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $64,824,215 $— $— $64,824,215
Short-Term Investments
:
Government agency debt — 589,660 — 589,660
Total $64,824,215 $589,660 $— $65,413,875
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Small Cap Equity
Long-Term Investments
:
Common stocks $66,928,187 $— $— $66,928,187
Short-Term Investments
:
Repurchase agreement — 920,000 — 920,000
Investments purchased with collateral from securities lending 550,210 — — 550,210
Investments in Derivatives
:
Futures contracts* 23,134 — — 23,134
Total $67,501,531 $920,000 $— $68,421,531
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $92,888,309 $— $— $92,888,309
Short-Term Investments
:
Repurchase agreement — 1,990,000 — 1,990,000
Investments in Derivatives
:
Futures contracts* 34,909 — — 34,909
Total $92,923,218 $1,990,000 $— $94,913,218
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $830,336,296 $— $3,261 $830,339,557
Rights/Warrants — — 247 247
Short-Term Investments
:
Repurchase agreement — 2,810,000 — 2,810,000
Investments purchased with collateral from securities lending 1,736,315 — — 1,736,315
Investments in Derivatives
:
Futures contracts* 59,873 — — 59,873
Total $832,132,484 $2,810,000 $3,508 $834,945,992
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $14,061,183 $131,657,767 $— $145,718,950
Short-Term Investments
:
Repurchase agreement — 970,000 — 970,000
Investments purchased with collateral from securities lending 6,394,295 — — 6,394,295
Total $20,455,478 $132,627,767 $— $153,083,245
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $6,637,960 $— $6,637,960
Corporate bonds — 70,078,284 — 70,078,284
Government bonds — 87,532,098 — 87,532,098
Structured assets — 27,986,443 — 27,986,443
Preferr ed stocks 68,406 — — 68,406
Short-Term Investments
:
Repurchase agreement — 4,300,000 — 4,300,000
Investments purchased with collateral from securities lending 2,356,952 — — 2,356,952
Investments in Derivatives
:
Forward foreign currency contracts* — 1,685 — 1,685
Credit default swap contracts* — (15,427) — (15,427)
Total $2,425,358 $196,521,043 $— $198,946,401
1 1 1 1 1
Balanced
Registered investment companies $67,533,277 $— $— $67,533,277
Total $67,533,277 $— $— $67,533,277
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
A10942-D (11/23)